                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                 REGISTRATION STATEMENT (NO. 33-73824) UNDER THE
                             SECURITIES ACT OF 1933
                    Investment Company Act File No. 811-8274

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 11
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 13

                         MASSMUTUAL INSTITUTIONAL FUNDS

         (Exact Name of Registrant as Specified in Declaration of Trust)

               1295 State Street, Springfield, Massachusetts 01111 (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including area code (413) 788-8411

                      Name and Address of Agent for Service
                              Stephen L. Kuhn, Esq.
                          Vice President and Secretary
                         MassMutual Institutional Funds
                                1295 State Street
                        Springfield, Massachusetts 01111

                                    Copy to:
                              J.B. Kittredge, Esq.
                                  Ropes & Gray
                             One International Place
                                Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing become effective (check appropriate line)

[_] immediately upon filing pursuant to paragraph (b)
[X] on May 3, 1999 pursuant to paragraph (b)
[_] 60 days after filing to pursuant to paragraph (a) of Rule 485
[_] on [date] pursuant to paragraph (a)(1) of rule 485
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

TO: THE SECURITIES AND EXCHANGE COMMISSION

Registrant submits this Post-Effective Amendment No. 11 to its Registration Statement No. 33-73824 under the Securities Act of 1933 and this Amendment No. 13 to its Registration Statement No. 811-2224 under the Investment Company Act of 1940. This Post-Effective Amendment relates to MassMutual Prime Fund, MassMutual Short-Term Bond Fund, MassMutual Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual Balanced Fund, MassMutual Core Equity Fund, MassMutual Small Cap Value Equity Fund, MassMutual Growth Equity Fund, MassMutual Small Cap Growth Equity Fund, MassMutual Mid Cap Growth Equity Fund, MassMutual Small Cap Growth Equity Fund, MassMutual International Equity Fund. No other information relating to any other series of Registrant is amended or superceded hereby.


We have elected to register an indefinite number of shares pursuant to Regulation 24f-2 under the Investment Company Act of 1940. We filed our Rule 24f-2 notice for the period ended December 31, 1998, on March 30, 1999.

                         MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes the following Funds:

o     MassMutual Prime Fund

      seeks to maximize current income, consistent with liquidity and capital preservation, by investing in money market instruments.

o     MassMutual Short-Term Bond Fund

      seeks a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in short-term investment grade fixed income securities.

o     MassMutual Core Bond Fund

      seeks a high total rate of return, consistent with prudent investment risk and capital preservation, by investing primarily in investment grade debt securities.

o     MassMutual Diversified Bond Fund

      seeks a superior total rate of return by investing in fixed income instruments.

o     MassMutual Balanced Fund

      seeks a high total rate of return over time, consistent with capital preservation, by investing in stock, fixed income and money market securities.

o     MassMutual Core Equity Fund

      seeks long-term growth of capital and income by investing primarily in large company stocks.

o     MassMutual Growth Equity Fund

      seeks long-term growth of capital and future income.

o     MassMutual Small Cap Value Equity Fund

      seeks long-term growth of capital and income by investing primarily in small company stocks.

o     MassMutual Mid Cap Growth Equity Fund

      seeks long-term capital growth.

o     MassMutual Small Cap Growth Equity Fund

      seeks long-term capital appreciation.

o     MassMutual International Equity Fund

      seeks a high total rate of return over time by investing primarily in foreign stocks.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

                                   PROSPECTUS

                                   May 3, 1999

Table Of Contents                                                           Page

Summary Information .......................................................    3


About the Funds
     MassMutual Prime Fund ................................................    4
     MassMutual Short-Term Bond Fund ......................................    6
     MassMutual Core Bond Fund ............................................    8
     MassMutual Diversified Bond Fund .....................................   10
     MassMutual Balanced Fund .............................................   12
     MassMutual Core Equity Fund ..........................................   14
     MassMutual Growth Equity Fund ........................................   16
     MassMutual Small Cap Value Equity Fund ...............................   18
     MassMutual Mid Cap Growth Equity Fund ................................   20
     MassMutual Small Cap Growth Equity Fund ..............................   22
     MassMutual International Equity Fund .................................   24

Summary of Principal Risks ................................................   26

About the Investment Advisers and Sub-Advisers
     Massachusetts Mutual Life Insurance Company ..........................   30
     David L. Babson and Company Incorporated .............................   30
     HarbourView Asset Management Corporation .............................   31
     Massachusetts Financial Services Company .............................   31
     Miller Anderson & Sherrerd, LLP ......................................   31
     J.P. Morgan Investment Management Inc. ...............................   32
     Waddell & Reed Investment Management Company .........................   32

About the Classes of Shares - Multiple Class Information
     Class S Shares .......................................................   33
     Class Y Shares .......................................................   33
     Class L Shares .......................................................   34
     Class A Shares .......................................................   34
     Compensation to Intermediaries .......................................   35

Investing in the Funds
     Buying, Redeeming and Exchanging Shares ..............................   36
     Determining Net Asset Value ..........................................   36
     How to Invest ........................................................   37
     Taxation and Distribution ............................................   37

Investment Performance ....................................................   38

Financial Highlights ......................................................   40

Appendix - Additional Investment Policies and Risk Considerations .........   47

Summary Information

MassMutual Institutional Funds provide a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each
Fund:


o     Investment objectives.

o Principal Investment Strategies and Risks. A "Summary of Principal Risks" of investing in the Funds begins on page 26.


o Investment return over the past ten years, or since inception if less than ten years old.

o Average annual total returns for the last one, five and ten year periods (or, shorter periods for newer Funds) and how the Fund did against a comparable broad-based index.


o     Fees and Expenses.

Past Performance is not an indication of future performance. There is no assurance that a Fund's investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.


Where indicated, performance information for a Fund includes the performance of a predecessor separate investment account of MassMutual before those Funds were created. In addition, where indicated average annual total returns for Class A, Class L and Class Y shares of those Funds is based on the performance of Class S Shares, adjusted for class specific expenses.


The Growth Equity Fund, Mid Cap Growth Equity Fund and Small Cap Growth Equity Fund are new funds effective May 3, 1999. They do not have actual performance. Instead, the performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with similar investment objectives as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser's composite performance, adjusted for class specific expenses of the particular fund.


In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.


Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under "Expense Information" are meant to assist you in understanding these fees and expenses. Each fee table shows two categories of expenses, Shareholder Fees and Annual Fund Operating Expenses. Shareholder Fees refer to fees paid directly from your investment, such as up front or contingent sales charges. None of the Funds charges any Shareholder Fees for any class of share. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund's assets, which means you pay them indirectly.

MassMutual Prime Fund

                              Investment Objective

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.


The Prime Fund is not a money market fund.


                   Principal Investment Strategies and Risks


The Fund invests in debt instruments that have a remaining maturity not exceeding 397 days and that have one of the two highest ratings from at least one nationally recognized statistical rating organization or, if unrated, that the Adviser judges to be of equivalent quality. Generally, the majority of the Fund's holdings do not have the highest rating. The Fund's principal investments include:


o     commercial paper and other corporate obligations;

o     securities issued or guaranteed by the U.S. Government or its agencies;

o     certificates evidencing participation in bank loans; and

o     certificates of deposit and bankers' acceptances.

Some of these investments are subject to legal restrictions on resale.


The Principal Risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These Risks are described beginning on page 26.


                              Annual Performance*


The bar chart shows the risks of investing in the Fund because the returns vary from year to year.


                                   [GRAPHIC]

                                 Class S Shares

1989 ..................................................................... 9.17%
1990 ..................................................................... 8.15%
1991 ..................................................................... 6.15%
1992 ..................................................................... 3.75%
1993 ..................................................................... 2.92%
1994 ..................................................................... 4.01%
1995 ..................................................................... 5.78%
1996 ..................................................................... 5.24%
1997 ..................................................................... 5.39%
1998 ..................................................................... 5.39%

During the periods shown above, the highest quarterly return was 2.36% for the quarter ended June 30, 1989 and the lowest was .71% for the quarter ended June 30, 1993.

                          Average Annual Total Returns

                    (for the periods ended December 31, 1998)


The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.


                                                One          Five         Ten
                                                Year         Years        Years

Class S*                                        5.39%        5.16%        5.58%
Class Y+                                        5.14%        4.93%        5.36%
Class L+                                        5.24%        5.01%        5.43%
Class A+                                        4.60%        4.46%        4.89%
91-day Treasury Bills**                        5.05%        5.11%        5.44%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ Performance for Class Y and Class A shares of the Fund is based on Class S shares for the 5- and 10-year periods, adjusted to reflect Class Y and Class A expenses. Performance for Class L shares of the Fund is based on Class S shares for all periods shown, adjusted to reflect Class L expenses.

** 91-day Treasury Bills are unmanaged and do not incur expenses. Treasury Bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest, while the Fund's shares are not guaranteed.

                              Expense Information

                                           Class S   Class Y   Class L   Class A

Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (%
of
average net
assets)
  Management Fees                           .35%      .35%      .35%      .35%
  Service (Rule
  12b-1) Fees                               None      None      None      .25%
  Other Expenses                            .10%      .20%      .35%      .35%
Total Annual
Fund Operating
Expenses(1)(2)                              .45%      .55%      .70%      .95%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 Year   3 Years   5 Years  10 Years
Class S                                      $46      $144      $252      $567
Class Y                                      $56      $176      $307      $689
Class L                                      $72      $224      $390      $871
Class A                                      $97      $303      $525     $1166

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Short-Term Bond Fund



                              Investment Objective

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

                   Principal Investment Strategies and Risks

The Fund invests primarily in investment grade debt securities, including:

o     commercial paper and other corporate obligations;

o     securities issued or guaranteed by the U.S. Government or its agencies;
      and

o     mortgage-backed and other asset-backed securities.


The Fund's portfolio "duration" is the average of the periods remaining for payments of principal and interest on the Fund's debt securities, weighted by the dollar amount of each payment. The Fund's portfolio duration is estimated to be generally less than three years. The Adviser may increase the portfolio's duration when longer-term investments offer higher yields. When short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio's duration may be decreased.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk and Prepayment Risk.

These Risks are described beginning on page 26.


                              Annual Performance*


The bar chart shows the risks of investing in the Fund because the returns vary from year to year.


                                   [GRAPHIC]

                                 Class S Shares

1989 .....................................................................  N/A
1990 ..................................................................... 8.89%
1991 .....................................................................13.60%
1992 ..................................................................... 6.72%
1993 ..................................................................... 7.83%
1994 .....................................................................-0.99%
1995 .....................................................................11.77%
1996 ..................................................................... 5.57%
1997 ..................................................................... 6.84%
1998 ..................................................................... 6.29%

During the periods shown above, the highest quarterly return was 4.66% for the quarter ended December 31, 1991 and the lowest was -1.56% for the quarter ended March 31, 1994.


                          Average Annual Total Returns

                    (for the periods ended December 31, 1998)

The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.


                                                       One      Five       Ten
                                                      Year     Years     Years

Class S*                                              6.29%     5.82%      N/A
Class Y+                                              6.12%     5.60%      N/A
Class L+                                              6.10%     5.63%      N/A
Class A+                                              5.75%     5.16%      N/A
Lehman Brothers 1-3
Year Government Bond
Index**                                              6.97%     5.96%     7.36%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ Performance for Class Y and Class A shares of the Fund is based on Class S shares for the 5- and 10-year periods, adjusted to reflect Class Y and Class A expenses. Performance for Class L shares of the Fund is based on Class S shares for all periods shown, adjusted to reflect Class L expenses.

** The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses and cannot be purchased directly by Investors.

                              Expense Information


                                         Class S   Class Y   Class L   Class A

Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (%
of
average net
assets)
Management Fees                             .40%      .40%      .40%      .40%
Service (Rule
12b-1) Fees                                 None      None      None      .25%
Other Expenses                              .14%      .19%      .34%      .34%
Total Annual
Fund Operating
Expenses(1)(2)                              .54%      .59%      .74%      .99%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 Year   3 Years   5 Years  10 Years

Class S                                      $55      $172      $299      $664
Class Y                                      $60      $188      $327      $726
Class L                                      $76      $236      $410      $910
Class A                                     $101      $316      $548     $1218

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Core Bond Fund



                              Investment Objective

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

                   Principal Investment Strategies and Risks

The Fund invests primarily in investment grade debt securities, including:

o     domestic and foreign corporate bonds;

o     bonds issued or guaranteed by the U.S. Government or its agencies;

o     mortgage-backed and other asset-backed securities; and

o     money market securities, including commercial paper.

Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund's investments may be illiquid at the time of purchase.


The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 26.


                              Annual Performance*


The bar chart shows the risks of investing in the Fund because the returns vary from year to year.


                                   [GRAPHIC]

                                 Class S Shares

1989 .....................................................................12.86%
1990 ..................................................................... 8.30%
1991 .....................................................................17.58%
1992 ..................................................................... 7.04%
1993 .....................................................................11.34%
1994 .....................................................................-4.11%
1995 .....................................................................19.15%
1996 ..................................................................... 2.80%
1997 ..................................................................... 9.78%
1998 ..................................................................... 8.44%

During the periods shown above, the highest quarterly return was 6.91% for the quarter ended June 30, 1989 and the lowest was -3.49% for the quarter ended March 31, 1994.


                          Average Annual Total Returns
                    (for the periods ended December 31, 1998)

The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.


                                                      One      Five       Ten
                                                      Year     Years     Years

Class S*                                              8.44%     6.93%     9.12%
Class Y+                                              8.25%     6.72%     8.90%
Class L+                                              8.20%     6.69%     8.88%
Class A+                                              7.75%     6.24%     8.42%
Lehman Brothers
Government/
Corporate Bond Index**                               9.47%     7.30%     9.34%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.


+Performance for Class Y and Class A shares of the Fund is based on Class S shares for the 5- and 10-year periods, adjusted to reflect Class Y and Class A expenses. Performance for Class L shares of the Fund is based on Class S shares for all periods shown, adjusted to reflect Class L expenses.

**The Lehman Brothers Government/Corporate Bond Index is an unmanaged index of major U.S. government and investment grade bonds with more than one year remaining to the scheduled payment of principal. The Index does not incur expenses and cannot be purchased directly by Investors.

                              Expense Information

                                         Class S   Class Y   Class L   Class A
Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (%
of
average net
assets)
  Management Fees                           .48%      .48%      .48%      .48%
  Service (Rule
  12b-1) Fees                               None      None      None      .25%
  Other Expenses                            .11%      .16%      .31%      .31%
Total Annual
Fund Operating
Expenses(1)(2)                              .59%      .64%      .79%     1.04%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Expenses

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 Year   3 Years   5 Years  10 Years

Class S                                      $60      $188      $326      $724
Class Y                                      $65      $204      $354      $786
Class L                                      $81      $252      $437      $970
Class A                                     $106      $331      $575     $1277

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Diversified Bond Fund


                              Investment Objective

This Fund seeks a superior total rate of return by investing in fixed income instruments.

                   Principal Investment Strategies and Risks

This Fund seeks to achieve its investment objective by investing primarily in the following types of fixed income instruments:

o     Public bonds;

o     Private placement bonds, including securities issued pursuant to Rule
      144A;


o Mortgage-backed securities, including commercial mortgage-backed securities;


o     Asset-backed securities;

o     Residential whole loan mortgage pools;

o     Commercial mortgage loans;

o     U.S. Treasury futures and forward contracts;

o     Fully hedged foreign securities;

o     Interest rate and currency swaps;

o     Commercial paper; and

o Options on fixed income investments, including swaptions and interest rate caps and floors.


The average credit quality of the Fund will not be less than BBB-/Baa3. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Adviser will utilize its own proprietary credit rating system. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to be within 5% of the duration of the Lehman Brothers Intermediate Aggregate Bond Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 26.


                               Annual Performance


The Fund began operations May 3, 1999, and therefore has no performance history. However, there will be risks of investing in the Fund because the returns would be expected to vary from year to year.


                          Average Annual Total Returns

                    (for the periods ended December 31, 1998)


Because this Fund is new, there is no table which shows how the Fund's returns have deviated from the broad market.

                              Expense Information

                                           Class S   Class Y   Class L   Class A

Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (%
of
average net
assets)
Management Fees                             .50%      .50%      .50%      .50%
Service (Rule
12b-1) Fees                                 None      None      None      .25%
Other Expenses                              .14%      .19%      .34%      .34%
Total Annual
Fund Operating
Expenses(1)(2)                              .64%      .69%      .84%      1.09%

(1) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 Year   3 Years

Class S                                                          $65      $204
Class Y                                                          $70      $220
Class L                                                          $86      $268
Class A                                                         $111      $347

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Balanced Fund



                              Investment Objective

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital values by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

                   Principal Investment Strategies and Risks

The Fund's portfolio consists of three segments:


o The Prime Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

o The Core Bond Segment, which invests primarily in investment grade debt securities.

o The Core Equity Segment, which invests primarily in stocks and convertible securities of large capitalized companies which have below average price to earnings ratios and higher dividend yields relative to their industry group.


The Fund adjusts the mix of investments among these three market segments based on MassMutual's judgment about each segment's potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances at least 25% of the Fund's total assets will be invested in debt securities. In addition, under normal circumstances, no investment will be made that would result in more than 35% of the Fund's net assets being invested in the Prime Segment, more than 35% in the Core Bond Segment or more than 65% in the Core Equity Segment. In unusual circumstances, the Fund may invest up to 70% of its total assets in the Equity Segment or up to 50% of its total assets in the Core Bond Segment.




The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk,
Prepayment Risk, Liquidity Risk, Derivative Risk,
Foreign Investment Risk, Currency Risk and
Leveraging Risk.

These Risks are described beginning on page 26.

                              Annual Performance*


The bar chart shows the risks of investing in the Fund because the returns vary from year to year.

                                   [GRAPHIC]

                                 Class S Shares

1989 .....................................................................18.83%
1990 ..................................................................... 3.12%
1991 .....................................................................22.47%
1992 ..................................................................... 8.90%
1993 ..................................................................... 9.09%
1994 ..................................................................... 2.44%
1995 .....................................................................21.31%
1996 .....................................................................12.83%
1997 .....................................................................18.72%
1998 .....................................................................13.50%


During the periods shown above, the highest quarterly return was 9.37% for the quarter ended December 31, 1998 and the lowest was -6.91% for the quarter ended September 30, 1990.

                          Average Annual Total Returns

                    (for the periods ended December 31, 1998)


The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.

                                                      One      Five       Ten
                                                      Year     Years     Years

Class S*                                             13.50%    13.57%    12.91%
Class Y+                                             13.23%    13.33%    12.67%
Class L+                                             13.15%    13.22%    12.56%
Class A+                                             12.78%    12.84%    12.19%
S&P 500(R)Index**                                    28.58%    24.07%    19.20%
Lipper Balanced Fund
Index**                                              15.37%    13.71%    13.19%
Lehman Brothers
Government/
Corporate Bond Index**                                9.47%     7.30%     9.34%


*Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+Performance for Class Y and Class A shares of the Fund is based on Class S shares of the 5- and 10-year periods, adjusted to reflect Class Y and Class A expenses. Performance for Class L shares of the Fund is based on Class S shares for all periods shown, adjusted to reflect Class L expenses.


**The S&P 500(R) Index is a widely recognized, unmanaged index of common stock of the 500 largest capitalized U.S. companies. The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual Funds within each of the investment objective categories for the Balanced Fund. The Lehman Brothers Government/Corporate Index is an unmanaged index of major U.S. government and investment grade corporate bonds with more than one year remaining until the scheduled payment of principal. These Indices do not incur expenses and cannot be purchased directly by Investors.


                              Expense Information


                                           Class S   Class Y   Class L   Class A

Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (%
of
average net
assets)
  Management Fees                           .48%      .48%      .48%      .48%
  Service (Rule
  12b-1) Fees                               None      None      None      .25%
  Other Expenses                            .10%      .26%      .41%      .41%
Total Annual
Fund Operating
Expenses(1)(2)                              .58%      .74%      .89%      1.14%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the

      Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 Year   3 Years   5 Years  10 Years
Class S                                      $59      $185      $321      $712
Class Y                                      $76      $236      $409      $909
Class L                                      $91      $284      $492     $1093
Class A                                     $116      $363      $631     $1400

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Core Equity Fund

                              Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

                   Principal Investment Strategies and Risks

The Fund invests primarily in dividend paying stocks, securities convertible into stocks, and other securities, such as warrants and stock rights whose value is based on stock prices. The Fund's portfolio manager follows a "value" approach that favors the stocks of companies having below average share price to company earnings ("P/E") ratios and higher dividend yields relative to their industry groups. The Fund generally invests in the publicly traded stock of companies with market capitalizations greater than $2 billion and a history of operations of five years or more.


The Principal Risks of investing in the Fund are Market Risk, Management Risk and Leveraging Risk.

These Risks are described beginning on page 26.


                              Annual Performance*


The bar chart shows the risks of investing in the Fund because the returns vary from year to year.


                                   [GRAPHIC]

                                 Class S Shares

1989 .....................................................................23.02%
1990 .....................................................................-0.99%
1991 .....................................................................25.50%
1992 .....................................................................10.55%
1993 ..................................................................... 9.55%
1994 ..................................................................... 4.07%
1995 .....................................................................31.54%
1996 .....................................................................20.24%
1997 .....................................................................29.01%
1998 .....................................................................16.74%

During the periods shown above, the highest quarterly return was 16.49% for the quarter ended December 31, 1998 and the lowest was -11.97% for the quarter ended September 30, 1990.

                          Average Annual Total Returns

                    (for the periods ended December 31, 1998)


The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.


                                                       One      Five       Ten
                                                      Year     Years     Years

Class S*                                             16.75%    19.91%    16.46%
Class Y+                                             16.49%    19.65%    16.21%
Class L+                                             16.45%    19.62%    16.17%
Class A+                                             15.96%    19.14%    15.71%
S&P 500(R) Index**                                   28.62%    24.07%    19.20%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.


+Performance for Class Y and Class A shares of the Fund is based on Class S shares of the 5- and 10-year periods, adjusted to reflect Class Y and Class A expenses. Performance for Class L shares of the Fund is based on Class S shares for all periods shown, adjusted to reflect Class L expenses.

**The S&P 500(R) Index is a widely recognized, unmanaged index of common stocks of the 500 largest capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

                              Expense Information

                                         Class S   Class Y   Class L   Class A

Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (%
of
average net
assets)
  Management Fees                           .50%      .50%      .50%      .50%
  Service (Rule
  12b-1) Fees                               None      None      None      .25%
  Other Expenses                            .08%      .18%      .33%      .33%
Total Annual
Fund Operating
Expenses(1)(2)                              .58%      .68%      .83%      1.08%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year   3 Years   5 Years  10 Years
Class S                                      $59      $185      $321      $712
Class Y                                      $69      $217      $376      $835
Class L                                      $85      $264      $459     $1019
Class A                                     $110      $344      $597     $1326

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Growth Equity Fund

                              Investment Objective

This Fund seeks long-term growth of capital and future income.

                   Principal Investment Strategies and Risks

The Fund seeks to achieve its objective by investing its assets, except for working cash balances, primarily in the common stocks and securities convertible into common stocks of companies which the investment Sub-Adviser, Massachusetts Financial Services Company ("MFS"), believes offer better than average prospects for long-term growth.

The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style, which means that securities are selected based upon fundamental analysis performed by the portfolio manager and the Sub-Adviser's large group of equity research analysts.

In managing the Fund, MFS seeks to purchase securities of companies which it considers well-run and poised for growth, particularly companies which demonstrate:

o     a strong franchise, strong cash flows and a recurring revenue stream;

o a strong industry position, where there is potential for high profit margins and/or substantial barriers to new entry in the industry;

o     a strong management with a clearly defined strategy; and

o     new products or services.

The Fund may invest up to 30% of its assets in foreign securities, including companies in emerging markets, and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.


The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Emerging Markets Risk.

These Risks are described beginning on page 26.


                               Annual Performance


The Fund began operations May 3, 1999, and therefore has no performance history. However, there will be risks of investing in the Fund because the returns would be expected to vary from year to year.


                          Average Annual Total Returns


Because this Fund is new, there is no table which shows how the Fund's returns have deviated from the broad market.

                              Expense Information


                                           Class S   Class Y   Class L   Class A

Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (% of
average net
assets)
  Management Fees                           .68%      .68%      .68%      .68%
  Service (Rule
  12b-1) Fees                               None      None      None      .25%
  Other Expenses                            .10%      .16%      .31%      .31%
Total Annual
Fund Operating
Expenses(1)(2)                              .78%      .84%      .99%      1.24%

(1) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 Year   3 Years
Class S                                                          $80      $249
Class Y                                                          $86      $268
Class L                                                         $101      $315
Class A                                                         $127      $395

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.


                   MFS Prior Performance -- Similar Accounts*


The bar chart illustrates the variability of returns achieved by MFS for its similar accounts.


                                   [GRAPHIC]

1989 .....................................................................35.66%
1990 .....................................................................-5.04%
1991 .....................................................................47.83%
1992 ..................................................................... 6.44%
1993 .....................................................................14.50%
1994 .....................................................................-6.83%
1995 .....................................................................28.47%
1996 .....................................................................22.98%
1997 .....................................................................48.44%
1998 .....................................................................40.84%

During the periods shown above, the highest quarterly return was 25.97% for the quarter ended December 31, 1998 and the lowest was -25.19% for the quarter ended September 30, 1990.

             MFS Average Annual Total Returns for Similar Accounts*

                    (for the periods ended December 31, 1998)


The table compares MFS' investment results for similar accounts to that of an index measuring the broad market over different time periods.


                                                       One      Five       Ten
                                                      Year     Years     Years

Class S*                                             40.84%    25.21%    21.72%
Class Y*                                             40.78%    25.15%    21.66%
Class L*                                             40.63%    25.00%    21.51%
Class A*                                             40.38%    24.74%    21.26%
S&P 500 Index**                                      28.58%    24.07%    19.20%

* Performance shown is a composite of all portfolios managed by MFS with similar investment objectives and policies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund's share classes. The bar chart is adjusted for Class S Expenses. MFS' composite includes performance of the Massachusetts Investors Growth Stock Fund, which is registered under the 1940 Act. The quoted performance does not represent the historical performance of the MassMutual Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

**The S&P 500(R) Index is a widely recognized, unmanaged index representative of the largest capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

MassMutual Small Cap Value Equity Fund


                              Investment Objective

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

                   Principal Investment Strategies and Risks

The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund generally invests in publicly traded stocks of companies with a market capitalization, at the time of purchase, of $750 million or less.


The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Smaller Company Risk.

These Risks are described beginning on page 26.


                              Annual Performance*


The bar chart shows the risks of investing in the Fund because the returns vary from year to year.


                                   [GRAPHIC]

                                 Class S Shares

1989 .....................................................................18.33%
1990 .....................................................................-5.42%
1991 .....................................................................29.34%
1992 .....................................................................17.10%
1993 .....................................................................14.08%
1994 .....................................................................-4.43%
1995 .....................................................................20.01%
1996 .....................................................................22.82%
1997 .....................................................................36.36%
1998 .....................................................................-9.03%

During the periods shown above, the highest quarterly return was 18.72% for the quarter ended June 30, 1997 and the lowest was -18.98% for the quarter ended September 30, 1998.

                          Average Annual Total Returns

                    (for the periods ended December 31, 1998)


The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.


                                                       One      Five       Ten
                                                      Year     Years     Years

Class S*                                             -9.02%    11.81%    12.95%
Class Y+                                             -9.25%    11.57%    12.71%
Class L+                                             -9.32%    11.51%    12.65%
Class A+                                             -9.58%    11.10%    12.23%
Russell 2000 Index**                                 -2.55%    11.88%    12.93%


*Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+Performance for Class Y and Class A shares of the Fund is based on Class S shares of the 5- and 10-year periods, adjusted to reflect Class Y and Class A expenses. Performance for Class L shares of the Fund is based on Class S shares for all periods shown, adjusted to reflect Class L expenses.

**The Russell 2000 Index is a widely recognized, unmanaged index representative of small-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

                              Expense Information


                                           Class S   Class Y   Class L   Class A
Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (%
of
average net
assets)
  Management Fees                           .58%      .58%      .58%      .58%
  Service (Rule
  12b-1) Fees                               None      None      None      .25%
  Other Expenses                            .10%      .20%      .35%      .35%
Total Annual
Fund Operating
Expenses(1)(2)                              .68%      .78%      .93%     1.18%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 Year   3 Years   5 Years  10 Years

Class S                                      $69      $217      $376      $835
Class Y                                      $80      $249      $431      $958
Class L                                      $95      $296      $514     $1142
Class A                                     $120      $376      $653     $1449

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Mid Cap Growth Equity Fund

                              Investment Objective

This Fund seeks long-term capital growth.

                   Principal Investment Strategies and Risks


This Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities having capitalizations in the range of companies included in the S&P Mid Cap 400 Index. The Sub-Adviser for the Fund, Miller Anderson & Sherrerd, LLP ("MAS"), focuses particularly on the expectations of stock analysts and invests the portfolio in stocks of companies that it believes will report earnings growth exceeding analysts' expectations. The Fund may invest to a limited extent in foreign equity securities. MAS may use derivatives in managing the portfolio.


MAS uses a quantitative screen to sort stocks based on revisions to analysts' earnings predictions. MAS then conducts extensive fundamental research into those companies with the most attractive earnings revisions. Finally, MAS evaluates the valuation of the stocks to eliminate from consideration the most overvalued stocks. MAS also follows a strict sell discipline. The Fund will sell stocks when their earnings revision scores fall to unacceptable levels, fundamental research reveals unfavorable trends, or their valuations exceed levels that are reasonable in relation to the stock's growth prospects.


The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Smaller Company Risk, Growth Company Risk, Currency Risk and Emerging Markets Risk.

These Risks are described beginning on page 26.


                               Annual Performance


The Fund began operations May 3, 1999, and therefore has no performance history. However, there will be risks of investing in the Fund because the returns would be expected to vary from year to year.


                          Average Annual Total Returns


Because this Fund is new, there is no table which shows how the Fund's returns have deviated from the broad market.

                              Expense Information

                                         Class S   Class Y   Class L   Class A

Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (%
of
average net
assets)
  Management Fees                           .70%      .70%      .70%      .70%
  Service (Rule
  12b-1) Fees                               None      None      None      .25%
  Other Expenses                            .10%      .17%      .32%      .32%
Total Annual
Fund Operating
Expenses(1)(2)                              .80%      .87%     1.02%     1.27%

(1) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 Year   3 Years
Class S                                                          $82      $255
Class Y                                                          $89      $277
Class L                                                         $104      $325
Class A                                                         $130      $405

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.


                   MAS Prior Performance -- Similar Accounts*


The bar chart illustrates the variability of returns achieved by MAS for its similar accounts.


                                   [GRAPHIC]


1989 .....................................................................   N/A
1990 .....................................................................   N/A
1991 .....................................................................59.50%
1992 ..................................................................... 2.71%
1993 .....................................................................18.12%
1994 .....................................................................-5.61%
1995 .....................................................................36.24%
1996 .....................................................................18.69%
1997 .....................................................................33.11%
1998 .....................................................................37.38%

During the periods shown above, the highest quarterly return was 36.02% for the quarter ended December 31, 1998 and the lowest was -19.80% for the quarter ended September 30, 1990.



             MAS Average Annual Total Returns for Similar Accounts*

                   (for the periods ended December 31, 1998)


The table compares MAS' investment results for its similar accounts to that of an index measuring the broad market over different time periods.


                                                       One      Five       Ten
                                                      Year     Years     Years

Class S*                                             37.38%    22.79%      N/A
Class Y*                                             37.31%    22.72%      N/A
Class L*                                             37.16%    22.57%      N/A
Class A*                                             36.91%    22.31%      N/A
Russell 2500 Index**                                   .38%    14.13%    14.61%


* Performance shown is a composite of all portfolios managed by MAS with similar investment objectives and policies and without significant client imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund's share classes. The bar chart is adjusted for Calss S Expenses. MAS' composite includes performance of the MAS Funds Mid Cap Growth Portfolio, which is registered under the 1940 Act. The quoted performance does not represent the historical performance of the MassMutual Mid Cap Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

**The Russell 2500 Index is an unmanaged index representative of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

MassMutual Small Cap Growth Equity Fund


                              Investment Objective

This Fund seeks long-term capital appreciation.

                   Principal Investment Strategies and Risks


The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity purposes. The Fund will generally buy companies whose market capitalization is greater than $100 million, but less than $1.5 billion at the time of purchase. The Fund is not required to invest in dividend paying stocks, since current income is not an objective of the Fund. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio.

The investment process of J.P. Morgan Investment Management Inc. ("J.P. Morgan") emphasizes: in-depth proprietary research and stock valuation and selection; insight into companies' real growth potential by forecasting prospects over periods often up to 5 years; quantifying research results with rankings according to relative value, and buying undervalued or fairly valued companies poised for long-term growth; focusing on each company's business strategy and competitive environment; and high growth sectors such as technology, health care and consumer services.

Waddell & Reed Investment Management Company ("Waddell & Reed") uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur, and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed buys companies with an anticipated three year holding period, and therefore expects this portion of the Fund's portfolio to typically have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Smaller Company Risk, Growth Company Risk, Currency Risk and Emerging Markets Risk.

These Risks are described beginning on page 26.

                              Annual Performance


The Fund began operations May 3, 1999, and therefore has no performance history. However, there will be risks of investing in the Fund because the returns would be expected to vary from year to year.


                          Average Annual Total Returns


Because this Fund is new, there is no table which shows how the Fund's returns have deviated from the broad market.

                              Expense Information


                                           Class S   Class Y   Class L   Class A

Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (% of
average net
assets)
  Management Fees                           .82%      .82%      .82%      .82%
  Service (Rule
  12b-1) Fees                               None      None      None      .25%
  Other Expenses                            .13%      .27%      .42%      .42%
Total Annual
Fund Operating
Expenses(1)(2)                              .95%     1.09%     1.24%     1.49%

(1) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                              1 Year   3 Years
Class S                                                          $97      $303
Class Y                                                         $111      $347
Class L                                                         $127      $395
Class A                                                         $152      $475

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.


     J.P. Morgan and Waddell & Reed Prior Performance -- Similar Accounts*


The bar chart illustrates the variability of returns achieved by each Sub-Adviser and how they have differed.


                                   [GRAPHIC]


1989 .....................................................................   N/A
1989 .....................................................................   N/A
1990 ..................................................................... 2.39%
1990 .....................................................................   N/A
1991 .....................................................................89.51%
1991 .....................................................................   N/A
1992 ..................................................................... 4.80%
1992 .....................................................................   N/A
1993 .....................................................................11.40%
1993 .....................................................................   N/A
1994 .....................................................................12.25%
1994 .....................................................................   N/A
1995 .....................................................................34.38%
1995 .....................................................................42.29%
1996 ..................................................................... 6.87%
1996 .....................................................................24.39%
1997 .....................................................................37.11%
1997 .....................................................................29.24%
1998 .....................................................................55.13%
1998 ..................................................................... 1.19%


                                           Highest Quarter       Lowest Quarter
J.P. Morgan                                24.02%, 4Q 1998      -21.94%, 3Q 1998
Waddell & Reed                             36.98%, 4Q 1998      -18.05%, 3Q 1990


                     J.P. Morgan and Waddell & Reed Average
                   Annual Total Returns for Similar Accounts*

                    (for the periods ended December 31, 1998)


The table compares each Sub-Adviser's investment results for its similar accounts to an index measuring the broad market over different time periods.

                                                      One      Five       Ten
                                                      Year     Years     Years
J. P. Morgan
  Class S*                                            1.19%      N/A       N/A
  Class Y*                                            1.05%      N/A       N/A
  Class L*                                             .90%      N/A       N/A
  Class A*                                             .65%      N/A       N/A
Waddell & Reed
  Class S*                                           55.13%    27.95%      N/A
  Class Y*                                           54.99%    27.80%      N/A
  Class L*                                           54.84%    27.65%      N/A
  Class A*                                           54.59%    27.40%      N/A
Russell 2000 Growth
Index**                                              -2.55%    11.88%    12.93%

*Performance shown is the composite of all portfolios managed by each of the Fund's Sub-Advisers with similar investment objectives and policies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund's share classes. The bar charts are adjusted for Class S expenses. The quoted performance does not represent the historical performance of the MassMutual Small Cap Growth Equity
Fund
and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

**The Russell 2000 Index is a widely recognized, unmanaged index representative of small-capitalized, U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

MassMutual International Equity Fund

                              Investment Objective

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.




The Fund seeks to achieve its objective by having at least 75% of its total assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund's Sub-Adviser, HarbourView Asset Management Corporation ("HarbourView") focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. HarbourView also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:


      o     Capital Market Development;


      o     Telecommunications/Media;

      o     Efficiency Enhancing Technologies and Services;

      o     Healthcare and Biotechnology;

      o     Infrastructure Spending;

      o     Emerging Consumer Markets;

      o     Corporate Restructuring; and

      o     Natural Resources.


The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Emerging Markets Risk.

These Risks are described beginning on page 26.


                              Annual Performance*


The bar chart shows the risks of investing in the Fund because the returns vary from year to year.


                                   [GRAPHIC]

                                 Class S Shares

1989 .....................................................................   N/A
1990 .....................................................................   N/A
1991 .....................................................................   N/A
1992 .....................................................................-2.37%
1993 .....................................................................59.84%
1994 .....................................................................-4.96%
1995 ..................................................................... 5.13%
1996 .....................................................................18.51%
1997 .....................................................................15.79%
1998 ..................................................................... 5.05%

During the periods shown above, the highest quarterly return was 21.33% for the quarter ended December 31, 1993 and the lowest was -21.54% for the quarter ended September 30, 1998.

                          Average Annual Total Returns

                    (for the periods ended December 31, 1998)


The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.


                                                       One      Five       Ten
                                                      Year     Years     Years

Class S*                                              5.05%     7.57%      N/A
Class Y+                                              4.84%     7.35%      N/A
Class L+                                              4.83%     7.35%      N/A
Class A+                                              4.40%     6.88%      N/A
MSCI EAFE**                                          19.85%     9.16%     5.53%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+Performance for Class Y and Class A shares of the Fund is based on Class S shares for the 5- and 10-year periods, adjusted to reflect Class Y and Class A expenses. Performance for Class L shares of the Fund is based on Class S shares for all periods shown, adjusted to reflect Class L expenses.

**MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by Investors.

                              Expense Information

                                         Class S   Class Y   Class L   Class A

Shareholder Fees
(fees paid
directly
from your
investment)                                 None      None      None      None
Annual Fund
Operating
Expenses
(expenses that
are
deducted from
Fund assets) (%
of
average net
assets)
  Management Fees                           .85%      .85%      .85%      .85%
  Service (Rule
  12b-1) Fees                               None      None      None      .25%
  Other Expenses                            .23%      .26%      .41%      .41%
Total Annual
Fund Operating
Expenses(1)(2)                             1.08%     1.11%     1.26%     1.51%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each share class of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 Year   3 Years   5 Years  10 Years

Class S                                     $110      $344      $597     $1326
Class Y                                     $113      $354      $614     $1363
Class L                                     $129      $401      $697     $1547
Class A                                     $154      $481      $835     $1854

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Summary of Principal Risks


The value of your investment in a Fund changes with the values of the investments in a Fund's portfolio. Many factors can affect those values. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks". They are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

o     Market Risk - Prime/Bond Funds


      All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund's Core Bond Segment and the Diversified Bond Fund are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund's value will likely increase.


      This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer Durations. Even the highest quality debt securities are subject to interest rate risk and market risk is generally greater for lower-rated securities or comparable unrated securities.


o     Market Risk - Equity Funds

      The Core Equity Fund, the Small Cap Value Equity Fund, the International Equity Fund, the Core Equity Segment of the Balanced Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, prospects of the securities issuer, changing interest rates, and real or perceived economic and competitive industry conditions.


      These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

o Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Prime Fund, the Core Bond Fund, the Diversified Bond Fund and the Prime Segment and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade


Terms appearing in bold type are discussed in greater detail under "Appendix-Additional Investment Policies and Risk Considerations". Those sections also include more information about the Funds, their investments and the related risks.

      securities. These debt securities and similar unrated securities, which are commonly known as "junk bonds," either have speculative elements or are predominantly speculative investments. The Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

o Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. The Funds' investment advisers and Sub-Advisers manage the Funds according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Funds' investment advisers and Sub-Advisers apply their investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired result.

o Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Short-Term Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund to the extent that these Funds invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which is the least desirable time. These Funds are also subject to reinvestment risk, which is the chance that cash flows from securities will be reinvested at lower rates if interest rates fall.

o Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign investments and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, the Core Bond Fund, the Mid Cap Growth Equity Fund, the Diversified Bond Fund, the Growth Equity Fund, the Small Cap Value Equity Fund, the Small Cap Growth Equity Fund, the International Equity Fund and the Core Bond Segment of the Balanced Fund may be subject to liquidity risk.

o Derivatives Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund's use of derivatives may affect the timing and amount of taxes payable by shareholders.

o Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. The Core Bond Fund, the International Equity Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund are subject to foreign investment risk.

      These Funds may also invest in foreign securities known as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

o Emerging Markets Risk. The Growth Equity Fund, the Mid Cap Growth Equity Fund, the Small Cap Growth Equity Fund and the International Equity Fund may invest in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund's investment objectives and policies. Emerging markets are generally considered to be the countries having "emerging market economies" based on factors such as the country's foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in foreign securities in emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These could result in settlement delays and temporary periods when a portion of a Fund's assets are not invested, or a loss in value due to illiquidity.


o Currency Risk. The Core Bond Fund, the International Equity Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund's investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.


o Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Small Cap Value Equity Fund, Mid Cap Growth Equity Fund and Small Cap Growth Equity Fund generally have the greatest exposure to this risk.

o Growth Company Risk. Market risk is also particularly pronounced for "growth" companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume.

o Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

                              Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks even if not marked.

-----------------------------------------------------------------------------------
                                                  Manage-   Pre-     Liq-     Der-
                                        Credit     ment    Payment  uidity  ivative
Fund                         Market      Risk      Risk     Risk     Risk     Risk
-----------------------------------------------------------------------------------
Prime Fund                     X          X         X                           X
Short-Term Bond Fund           X          X         X        X                  X
Core Bond Fund                 X          X         X        X        X         X
Diversified Bond Fund          X          X         X        X        X         X
Balanced Fund                  X          X         X        X        X         X
Core Equity Fund               X          X         X                           X
Growth Equity Fund             X          X         X                 X         X
Small Cap Value Equity
Fund                           X          X         X                 X         X
Mid Cap Growth Equity Fund     X          X         X                 X         X
Small Cap Growth Equity
Fund                           X          X         X                 X         X
International Equity Fund      X          X         X                 X         X

-----------------------------------------------------------------------------------
                            Foreign
                            Invest-               Lever-  Smaller   Growth  Emerging
                             ment      Currency    aging  Company  Company   Markets
Fund                         Risk       Risk       Risk    Risk     Risk      Risk
-----------------------------------------------------------------------------------
Prime Fund                                          X
Short-Term Bond Fund                                X
Core Bond Fund                 X          X         X
Diversified Bond Fund          X          X         X
Balanced Fund                  X          X         X
Core Equity Fund                                    X
Growth Equity Fund             X          X         X                X         X
Small Cap Value Equity
Fund                                                X       X
Mid Cap Growth Equity Fund     X          X         X       X        X         X
Small Cap Growth Equity
Fund                           X          X         X       X        X         X
International Equity Fund      X          X         X                          X

About the Investment Advisers and Sub-Advisers

MassMutual is the Funds' investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets of $67 billion and assets under management in excess of $176 billion. MassMutual contracts with its subsidiaries, David L. Babson and Company, Incorporated and HarbourView Asset Management Corporation to help manage certain Funds. In 1998, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .45% for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund and the Core Equity Fund; .55% for the Small Cap Value Equity Fund; and .85% for the International Equity Fund. The current investment management fee paid by each Fund to MassMutual is identified under "Expense Information" for each Fund. The Funds also pay MassMutual an administrative and shareholder services fee at an annual rate based on a percentage of their average daily net assets for the applicable class of shares. In 1998, the fee ranges for each share class of those funds were .0774% to .0777% for Class S shares; .0823% to .2875% for Class Y shares; and .4752% to .4875% for Class A shares. At the date of this Prospectus, the fee ranges for each share class of all Funds is .0675% to .1232% for Class S shares; .1432% to .2575% for Class Y shares; .2932% to .4075% for Class L shares; and .2932% to .4075% for Class A shares. There were no Class L shares offered for sale in 1998. The Diversified Bond Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund were not in operation in 1998.

      Mary Wilson Kibbe_________________________________________________________

      Principally responsible for the day-to-day management of the Prime Fund, the Core Bond Fund, the Prime and Core Bond Segments of the Balanced Fund and the Diversified Bond Fund. She has managed these Funds since their inception. She has been associated with MassMutual since 1982 and is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

      Ronald Desautels__________________________________________________________
      Principally responsible for the day-to-day management of the Short-Term Bond Fund. He has managed the Fund since its inception. He has 22 years of investment experience and has been associated with MassMutual since 1989.

David L. Babson and Company Incorporated manages the investments of the Core Equity Fund, the Small Cap Value Equity Fund and the Core Equity Segment of the Balanced Fund. David L. Babson has provided investment advice to individual and institutional investors for more than 50 years and manages more than $21 billion.

      Walter T. McCormick_______________________________________________________
      Principally responsible for the day-to-day management of the Core Equity Fund and the Core Equity Segment of the Balanced Fund. Mr. McCormick, who has 14 years of investment experience, joined David L. Babson in June, 1998. He began managing these Funds in July 1998. Prior to that, he managed equity portfolios for Keystone Investments, Inc.

      George M. Ulrich__________________________________________________________
      Principally responsible for the day-to-day management of the Small Cap Value Equity Fund. He has managed the Fund since its inception and has 32 years of investment experience. He joined David L. Babson in 1996 and has been associated with the MassMutual organization as a portfolio manager since 1983.

HarbourView Asset Management Corporation manages the investments of the International Equity Fund. HarbourView Asset Management is a subsidiary of OppenheimerFunds, Inc., which together with its subsidiaries, manages mutual Funds with assets of more than $99 billion.

      George Evans______________________________________________________________
      Primarily responsible for the day-to-day management of the International Equity Fund. Mr. Evans, has managed the Fund since its inception. He has been an officer and portfolio manager for OppenheimerFunds for the past five years, and prior to that was an international equities portfolio manager/analyst for Brown Brothers, Harriman & Co.

      William Wilby_____________________________________________________________
      A HarbourView investment professional, Mr. Wilby assists George Evans in managing the International Equity Fund. He is a senior vice president of Oppenheimer Funds, Inc. and has been a portfolio manager for OppenheimerFunds for more than five years.

Massachusetts Financial Services Company manages the investments of the Growth Equity Fund. MFS has approximately $100 billion in assets under management. MFS is an indirect, wholly-owned subsidiary of Sun Life Assurance Company of Canada.

      Stephen Pesek ____________________________________________________________
      Primarily responsible for the day-to-day management of the portfolio of the Growth Equity Fund. Mr. Pesek has been a portfolio manager with MFS since 1994. Mr. Pesek is a vice president of MFS and manages other portfolios with similar investment objectives to the Fund.

Miller Anderson & Sherrerd, LLP manages the investments of the Mid Cap Growth Equity Fund. Miller Anderson & Sherrerd, LLP ("MAS"), a Pennsylvania limited liability partnership founded in 1969, is a wholly-owned indirect subsidiary of Morgan Stanley Dean Witter & Co., and a division of Morgan Stanley Dean Witter Investment Management. As of December 31, 1998, Morgan Stanley Dean Witter Investment Management had in excess of $163 billion in assets under management.

      Arden Armstrong___________________________________________________________
      Primarily responsible for the day-to-day management of the portfolio of the Mid Cap Growth Equity Fund. Ms. Armstrong, a managing director of Morgan Stanley & Co., Incorporated, joined Miller Anderson & Sherrerd, LLP in 1986. She joined the Mid Cap Growth management team in 1990.

      David P. Chu______________________________________________________________
      A vice president of Morgan Stanley Dean Witter & Co., Mr. Chu assists Ms. Armstrong in the day-to-day management of the Mid Cap Growth Equity Fund. Mr. Chu joined Miller Anderson & Sherrerd, LLP and the Mid Cap Growth management team in 1998. He served as senior equity analyst from 1992 to 1997 and as co-portfolio manager in 1997 for NationsBank and its subsidiary TradeStreet Investment Associates.

J.P. Morgan Investment Management Inc. manages a portion of the portfolio of the Small Cap Growth Equity Fund. J.P. Morgan manages over $300 billion in assets, and $65 billion in U.S. equity assets.

      Candice Eggerss __________________________________________________________
      Primarily responsible for the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. Ms. Eggerss has been with J.P. Morgan since May of 1996 as a member of the U.S. small company portfolio management team, and from June of 1993 to May of 1996 held a similar position with Weiss, Peck and Greer. Ms. Eggerss is a vice president of J.P. Morgan and manages other portfolios for J.P. Morgan with similar investment objectives to the Fund.

      Saira Malik ______________________________________________________________
      A J.P. Morgan professional, Ms. Malik assists Ms. Eggerss with the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. Ms. Malik has been with J.P. Morgan since July of 1995 as a small company equity analyst and portfolio manager after graduating from the University of Wisconsin with an M.S. in finance. Ms. Malik is a vice president of J.P. Morgan and manages or assists with managing other portfolios for J.P. Morgan with similar investment objectives to the Fund.

Waddell & Reed Investment Management Company manages a portion of the portfolio of the Small Cap Growth Equity Fund. Waddell & Reed has approximately $27 billion in assets under management, including approximately $3.4 billion in institutional assets.

      Mark Seferovich, CFA______________________________________________________
      Primarily responsible for the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. Mr. Seferovich is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

      Grant Sarris______________________________________________________________
      A vice president and portfolio manager for Waddell & Reed, Mr. Sarris assists Mr. Seferovich in the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. He joined Waddell & Reed in 1991 as an investment analyst. In 1996 he was named assistant portfolio manager of the small capitalization growth equity style. Prior to joining Waddell & Reed, he was an intern with Shin-Nihon Kohan, Ltd. in Tokyo.

About the Classes of Shares - Multiple Class Information

The Funds offers four Classes of shares: Class S, Class Y, Class L and Class A. The shares offered by this Prospectus are Class S, Class Y, Class L and Class A shares. None of the Classes of shares has up-front or deferred sales charges. Only Class A shares charge a service (Rule 12b-1) fee.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A shares are primarily offered through retail distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser for investment advisory services. Accordingly, investment advisory expenses do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us at 1-888-743-5274 or contact a sales representative or financial intermediary who offer the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund's shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Each Class of shares of the Funds may also be purchased by the following Eligible Purchasers:

Class S Shares

Eligible Purchasers. Class S shares may be purchased by:

o Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 (the "Code"), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally or are expected to exceed $100 million;
o     Registered mutual funds; and
o Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class S Shares.

Shareholder and Distribution Fees. Class S shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor's money is invested in the Fund or Funds of its choice. Class S shares do not have deferred sales charges or any Rule 12b-1 distribution or services fees.

Class Y Shares

Eligible Purchasers. Class Y shares may be purchased by:

o     Non-qualified deferred compensation plans;
o     Registered mutual funds;
o     Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code
      Section 457 plans and other retirement plans, where plan assets of the employer generally or are expected to exceed $5 million; and
o Other institutional investors with assets generally in excess of $5 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Y Shares.

Shareholder and Distribution Fees. The Class Y shares are 100% no load, so you pay no fees (sales loads) when you buy or sell Class Y shares. Therefore, all of your money is invested in the Fund or Funds of your choice. Class Y shares do not have any Rule 12b-1 distribution or service fees.

Class L Shares

Eligible Purchasers. Class L shares may be purchased by:

o     Non-qualified deferred compensation plans;
o     Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code
      Section 457 plans, and other retirement plans, where plan assets of the employer generally or are expected to exceed $1 million; and
o Other institutional investors with assets generally in excess of $1 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class L Shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services.

Shareholder and Distribution Fees. Class L shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor's money is invested in the Fund or Funds of its choice. Class L shares do not have deferred sales charges or any Rule 12b-1 distribution or service fees.

Class A Shares

Eligible Purchasers. Class A shares may be purchased by:

o     Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code
      Section 457 plans and other retirement plans;
o     Individual retirement accounts described in Code Section 408; and
o Other institutional investors, nonqualified deferred compensation plans, and voluntary employees' beneficiary associations described in Code
      Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class A Shares. There is no minimum plan or institutional investor size to purchase Class A shares.

Class A shares may be offered to present or former officers, directors, trustees, and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Service (Rule 12b-1) Fees. Class A shares are sold at net asset value per share without an initial sales charge. Therefore, 100% of an Investor's money is invested in the Fund or Funds of its choice. The Funds have adopted Rule 12b-1 Plans that allow the Class A shares of each Fund to pay a service fee at the annual rate of .25% of the Fund's average daily net assets attributable to the Class A shares. The Funds pay this service fee to MassMutual, and MassMutual may pay all or a portion of the fee to brokers and other financial intermediaries, including the Funds' Distributor, for personal services rendered to Class A shareholders and/or maintenance of Class A shareholder accounts.

Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay cash compensation to persons who provide services on behalf of Class L or Class Y shares. This compensation is paid by MassMutual, not from Fund assets. MassMutual may pay intermediaries up to .15% of the amount invested for Class L shares, as compensation for performing third party administration and/or other shareholder services. MassMutual may also pay intermediaries up to .15% of the amount invested for the servicing of Class Y shares. The payments on account of Class L or Class Y shares will be based on criteria established by MassMutual. Compensation paid to brokers or other intermediaries for providing services on account of Class A shares is described above under "Service (Rule 12b-1) Fees". Where Class L or Class Y shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class A, Class L or Class Y shares will be paid quarterly, in arrears. Each Fund may also pay brokerage commissions to affiliates of its Sub-Adviser.


The Funds may pay brokerage commissions to Advest, Inc. ("Advest") and Jefferies & Co., Inc. ("Jefferies"). Jefferies and Advest are each wholly-owned subsidiaries of companies for which one Trustee serves as director.

Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (NAV). The Funds' generally determine their NAV at 4:00 p.m. Eastern standard time every day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after the transfer agent accepts your purchase order. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.


The Funds redeem their shares at their next NAV computed after the Funds' transfer agent receives your redemption request. You will usually receive payment for your shares within 7 days after the transfer agent receives your written redemption request. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from receipt of the check. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.


You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund, and a purchase of shares in another Fund at the NAV next determined after the transfer agent received the exchange request. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit or refuse exchanges, if, in the opinion of MassMutual:

o     you have engaged in excessive trading;
o a Fund receives or expects simultaneous orders affecting significant portions of the Fund's assets;
o a pattern of exchanges occurs which coincides with a market timing strategy which may be disruptive to the Fund; or
o the Fund would be unable to invest the Funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the net asset value of each class of shares of each Fund separately. The net asset value (closing price) for shares of a class of a Fund is determined by adding the current value of all of the Fund's assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund's assets are valued based on market value of the Fund's total portfolio. The Fund's valuation methods are defined in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient Funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in "good form" as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to federal income taxes on distributions received in respect of their shares. Distributions of the Fund's ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund's distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the NAV paid by the shareholder.

Any gain resulting from the exchange or redemption of an investor's shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividend with respect to such shares.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the Funds other than the International Equity Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the International Equity Fund however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

Investment Performance


The registration statement for the Prime Fund, Short-Term Bond Fund, Core Bond Fund, Balanced Fund, Core Equity Fund, Small Cap Value Equity Fund and International Equity Fund became effective, and those Funds commenced operations, on October 3, 1994. Those Funds were the successors to seven separate investment accounts of MassMutual having corresponding investment objectives, policies and limitations. Class S shares of the Funds were exchanged for the assets of the separate investment accounts, and while the separate investment accounts continue to exist, their assets consist solely of Class S shares of the corresponding Funds. Except for the seed capital provided by MassMutual, each Fund's portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding separate investment account immediately prior to the transfer.

The quoted performance data in this Prospectus for those funds includes the performance of the separate investment accounts for periods before the Registration Statement became effective on October 3, 1994. The separate investment accounts were not registered under the Investment Company Act of 1940 and thus were not subject to certain investment restrictions that are imposed by this Act. If the separate investment accounts had been registered under the Investment Company Act, their performance might have been adversely affected. The historical performance of the separate investment accounts have been restated to reflect the Funds' expenses, as described in the Fees and Expenses section of the prospectus.


Sub-Adviser Performance

MFS. Performance data shown for the Growth Equity Fund is based on a composite of all other similar portfolios managed by MFS, the Fund's Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund's share classes. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. However, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions which the Fund, as a registered mutual fund, will be subject to. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

MAS. Performance data shown for the Mid Cap Growth Equity Fund is based on a composite of all other portfolios managed by Miller Anderson & Sherrerd, LLP, the Fund's Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund's share classes. One of these portfolios is the MAS Funds Mid Cap Growth Portfolio, a mutual fund registered with the SEC. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. However, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions which the Fund, as a registered mutual fund, will be subject to. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

J.P. Morgan and Waddell & Reed. J.P. Morgan and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The J.P. Morgan performance information is shown based on the historical performance of all discretionary investment management accounts under the management of J.P. Morgan with similar investment objectives and policies as the

Fund, adjusted to reflect the fees and expenses of each of the Fund's share classes. Some of these portfolios are mutual funds registered with the SEC, including the J.P. Morgan U.S. Small Company Opportunities Fund, and some are private accounts. The private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions which the MassMutual Small Cap Growth Equity Fund, as a registered mutual fund, will be subject to. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of accounts it manages with substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund's share classes. From inception of Waddell & Reed's Small Cap Composite on 4/1/89 through 12/31/95, performance is based on data of Small Cap style mutual fund portfolios managed by the Waddell & Reed. The private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions which the Fund, as a registered mutual fund, will be subject to. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser's portfolios is provided solely to illustrate that Sub-Adviser's performance in managing portfolios with investment objectives similar to the applicable Fund. Such performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available on request.



                                   PRIME FUND

                                                        Class A          Class Y
                                                        -------          -------
                                                       Year ended      Year ended
                                                       12/31/98 +      12/31/98 +
                                                        ---------       ---------
Net asset value, beginning of period                    $  691.21       $  690.78
                                                        ---------       ---------
Income (loss) from investment operations:
  Net investment income                                     32.03 ***       36.67 ***
  Net realized and unrealized gain (loss) on
    investments                                             (0.09)          (1.30)
                                                        ---------       ---------
    Total income (loss) from investment
      operations                                            31.94           35.37
                                                        ---------       ---------
Less distributions to shareholders:
  From net investment income                              (572.32)        (575.42)
                                                        ---------       ---------

Net asset value, end of period                          $  150.83       $  150.73
                                                        =========       =========

Total Return                                                 4.60%           5.14%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $     120       $     556
  Net expenses to average daily net assets #                 1.20%           0.74%
  Net investment income to average daily net assets          4.59%           5.21%

                                                                                       Class S(1)
                                                                                       ----------
                                                       Year ended      Year ended      Year ended      Year ended      Year ended
                                                        12/31/98        12/31/97        12/31/96        12/31/95       12/31/94**
                                                        ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of period                    $  150.84       $  151.00       $  151.06       $  150.36       $  150.00
                                                        ---------       ---------       ---------       ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      8.10 ***        8.14 ***        7.85 ***        8.70 ***        1.55
  Net realized and unrealized gain (loss) on
    investments                                              0.03           (0.01)           0.06           (0.02)           0.34
                                                        ---------       ---------       ---------       ---------       ---------
    Total income (loss) from investment
      operations                                             8.13            8.13            7.91            8.68            1.89
                                                        ---------       ---------       ---------       ---------       ---------
Less distributions to shareholders:
  From net investment income                                (8.23)          (8.29)          (7.97)          (7.98)          (1.53)
                                                        ---------       ---------       ---------       ---------       ---------
Net asset value, end of period                          $  150.74       $  150.84       $  151.00       $  151.06       $  150.36
                                                        =========       =========       =========       =========       =========
Total Return @                                               5.39%           5.39%           5.24%           5.78%           1.26%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $ 251,757       $ 241,370       $ 258,729       $ 253,936       $ 170,548
  Net expenses to average daily net assets #               0.5482%         0.5399%         0.5160%         0.5160%         0.5160%*
  Net investment income to average daily net assets          5.23%           5.25%           5.10%           5.61%           5.01%*

  #     Computed after giving effect to the voluntary
        partial waiver of management fee by MassMutual,
        which terminated May 1, 1997.  Without this
        partial waiver of fees by MassMutual, the
        ratio of expenses to average daily net assets
        would have been:                                      N/A          0.5515%         0.5509%         0.5468%         0.5605%*

        All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
  *     Annualized
  **    For the period from October 3, 1994 (commencement of operations)
        through December 31, 1994.
  *** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  +     Amounts have been restated to reflect reverse stock splits (See Note 9).
  (1)   Class S shares were previously designated as Class 4 shares.
  @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                              SHORT-TERM BOND FUND

                                                        Class A          Class Y
                                                        -------          -------
                                                       Year ended      Year ended
                                                       12/31/98 +      12/31/98 +
                                                        ---------       ---------
Net asset value, beginning of period                    $   10.25       $   10.24
                                                        ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.52 ***        0.57 ***
  Net realized and unrealized gain (loss) on
    investments                                              0.05            0.06
                                                        ---------       ---------
    Total income (loss) from investment
      operations                                             0.57            0.63
                                                        ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.50)          (0.55)
  From net realized gains                                   (0.01)          (0.01)
                                                        ---------       ---------
    Total distributions                                     (0.51)          (0.56)
                                                        ---------       ---------

Net asset value, end of period                          $   10.31       $   10.31
                                                        =========       =========

Total Return                                                 5.75%           6.12%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $     129       $     269
  Net expenses to average daily net assets #                 1.20%           0.74%
  Net investment income to average daily net assets          4.95%           5.40%
  Portfolio turnover rate                                      44%             44%

                                                                                       Class S(1)
                                                                                       ----------
                                                       Year ended      Year ended      Year ended      Year ended      Year ended
                                                        12/31/98        12/31/97        12/31/96        12/31/95       12/31/94**
                                                        ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of period                    $   10.23       $   10.11       $   10.15       $    9.85       $   10.00
                                                        ---------       ---------       ---------       ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.56            0.65 ***        0.60            0.66            0.16
  Net realized and unrealized gain (loss) on
    investments                                              0.08            0.04           (0.03)           0.50           (0.15)
                                                        ---------       ---------       ---------       ---------       ---------
    Total income (loss) from investment
      operations                                             0.64            0.69            0.57            1.16            0.01
                                                        ---------       ---------       ---------       ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.56)          (0.57)          (0.60)          (0.66)          (0.16)
  From net realized gains                                   (0.01)           0.00           (0.01)          (0.20)             --
                                                        ---------       ---------       ---------       ---------       ---------
    Total distributions                                     (0.57)          (0.57)          (0.61)          (0.86)          (0.16)
                                                        ---------       ---------       ---------       ---------       ---------

Net asset value, end of period                          $   10.30       $   10.23       $   10.11       $   10.15       $    9.85
                                                        =========       =========       =========       =========       =========
Total Return @                                               6.29%           6.84%           5.57%          11.77%           0.13%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $ 283,673       $ 200,268       $ 145,182       $ 122,904       $ 106,846
  Net expenses to average daily net assets #               0.5482%         0.5423%         0.5190%         0.5190%         0.5190%*
  Net investment income to average daily net assets          5.58%           6.22%           6.00%           6.32%           6.37%*
  Portfolio turnover rate                                      44%             48%             61%            114%             15%

  #     Computed after giving effect to the voluntary
        partial waiver of management fee by MassMutual,
        which terminated May 1, 1997.  Without this
        partial waiver of fees by MassMutual, the
        ratio of expenses to average daily net assets
        would have been:                                      N/A          0.5530%         0.5545%         0.5524%         0.5654%*

  *     Annualized
  **    For the period from October 3, 1994 (commencement of operations)
        through December 31, 1994.
  *** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  +     Amounts have been restated to reflect reverse stock splits (See Note 9).
  (1)   Class S shares were previously designated as Class 4 shares.
  @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                                 CORE BOND FUND

                                                        Class A          Class Y
                                                        -------          -------
                                                       Year ended      Year ended
                                                       12/31/98 +      12/31/98 +
                                                        ---------       ---------
Net asset value, beginning of period                    $   10.85       $   10.86
                                                        ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.59 ***        0.65 ***
  Net realized and unrealized gain (loss) on
    investments                                              0.25            0.25
                                                        ---------       ---------
    Total income (loss) from investment
      operations                                             0.84            0.90
                                                        ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.52)          (0.59)
  From net realized gains                                   (0.11)          (0.11)
                                                        ---------       ---------
    Total distributions                                     (0.63)          (0.70)
                                                        ---------       ---------

Net asset value, end of period                          $   11.06       $   11.06
                                                        =========       =========

Total Return                                                 7.75%           8.25%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $     141       $     400
  Net expenses to average daily net assets #                 1.20%           0.74%
  Net investment income to average daily net assets          5.26%           5.73%
  Portfolio turnover rate                                      51%             51%

                                                                                       Class S(1)
                                                                                       ----------
                                                       Year ended      Year ended      Year ended      Year ended      Year ended
                                                        12/31/98        12/31/97        12/31/96        12/31/95       12/31/94**
                                                        ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of period                    $   10.81       $   10.45       $   10.75       $    9.84       $   10.00
                                                        ---------       ---------       ---------       ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.67 ***        0.69 ***        0.67 ***        0.72 ***        0.18
  Net realized and unrealized gain (loss) on
    investments                                              0.24            0.33           (0.37)           1.17           (0.16)
                                                        ---------       ---------       ---------       ---------       ---------
    Total income (loss) from investment
      operations                                             0.91            1.02            0.30            1.89            0.02
                                                        ---------       ---------       ---------       ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.56)          (0.64)          (0.54)          (0.65)          (0.18)
  From net realized gains                                   (0.10)          (0.02)          (0.06)          (0.33)             --
                                                        ---------       ---------       ---------       ---------       ---------
    Total distributions                                     (0.66)          (0.66)          (0.60)          (0.98)          (0.18)
                                                        ---------       ---------       ---------       ---------       ---------

Net asset value, end of period                          $   11.06       $   10.81       $   10.45       $   10.75       $    9.84
                                                        =========       =========       =========       =========       =========
Total Return @                                               8.44%           9.78%           2.80%          19.15%           0.20%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $ 709.459       $ 455,931       $ 356,699       $ 253,540       $ 194,150
  Net expenses to average daily net assets #               0.5454%         0.5393%         0.5130%         0.5130%         0.5130%*
  Net investment income to average daily net assets          5.92%           6.34%           6.26%           6.56%           6.86%*
  Portfolio turnover rate                                      51%             54%             54%            104%              7%

  #     Computed after giving effect to the voluntary
        partial waiver of management fee by MassMutual,
        which terminated May 1, 1997.  Without this
        partial waiver of fees by MassMutual, the
        ratio of expenses to average daily net assets
        would have been:                                      N/A          0.5512%         0.5550%         0.5553%         0.5672%*

  *     Annualized
  **    For the period from October 3, 1994 (commencement of operations)
        through December 31, 1994.
  *** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  +     Amounts have been restated to reflect reverse stock splits (See Note 9).
  (1)   Class S shares were previously designated as Class 4 shares.
  @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                                 BALANCED FUND

                                                        Class A          Class Y
                                                        -------          -------
                                                       Year ended      Year ended
                                                       12/31/98 +      12/31/98 +
                                                        ---------       ---------
Net asset value, beginning of period                    $   14.03       $   14.06
                                                        ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.41 ***        0.48 ***
  Net realized and unrealized gain (loss) on
    investments                                              1.36            1.36
                                                        ---------       ---------
    Total income (loss) from investment
      operations                                             1.77            1.84
                                                        ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.58)          (0.67)
  From net realized gains                                   (1.02)          (1.03)
                                                        ---------       ---------
    Total distributions                                     (1.60)          (1.70)
                                                        ---------       ---------

Net asset value, end of period                          $   14.20       $   14.20
                                                        =========       =========

Total Return                                                12.78%          13.23%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $     177       $   1,051
  Net expenses to average daily net assets #                 1.20%           0.76%
  Net investment income to average daily net assets          2.76%           3.21%
  Portfolio turnover rate                                      30%             30%

                                                                                       Class S(1)
                                                                                       ----------
                                                       Year ended      Year ended      Year ended      Year ended      Year ended
                                                        12/31/98        12/31/97        12/31/96        12/31/95       12/31/94**
                                                        ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of period                    $   13.59       $   12.34       $   11.51       $    9.92       $   10.00
                                                        ---------       ---------       ---------       ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.49 ***        0.48            0.46            0.44            0.11
  Net realized and unrealized gain (loss) on
    investments                                              1.33            1.82            1.02            1.68           (0.08)
                                                        ---------       ---------       ---------       ---------       ---------
    Total income (loss) from investment
      operations                                             1.82            2.30            1.48            2.12            0.03
                                                        ---------       ---------       ---------       ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.48)          (0.48)          (0.46)          (0.44)          (0.11)
  From net realized gains                                   (0.73)          (0.57)          (0.19)          (0.09)             --
                                                        ---------       ---------       ---------       ---------       ---------
    Total distributions                                     (1.21)          (1.05)          (0.65)          (0.53)          (0.11)
                                                        ---------       ---------       ---------       ---------       ---------

Net asset value, end of period                          $   14.20       $   13.59       $   12.34       $   11.51       $    9.92
                                                        =========       =========       =========       =========       =========
Total Return @                                              13.50%          18.72%          12.83%          21.31%           0.29%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $ 771,763       $ 655,135       $ 563,280       $ 456,773       $ 349,688
  Net expenses to average daily net assets #               0.5433%         0.5389%         0.5120%         0.5120%         0.5120%*
  Net investment income to average daily net assets          3.42%           3.57%           3.83%           4.18%           4.29%*
  Portfolio turnover rate                                      30%             28%             26%             23%              2%

  #     Computed after giving effect to the voluntary
        partial waiver of management fee by MassMutual,
        which terminated May 1, 1997.  Without this
        partial waiver of fees by MassMutual, the
        ratio of expenses to average daily net assets
        would have been:                                      N/A          0.5510%         0.5522%         0.5514%         0.5650%*

  *     Annualized
  **    For the period from October 3, 1994 (commencement of operations)
        through December 31, 1994.
  *** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  +     Amounts have been restated to reflect reverse stock splits (See Note 9).
  (1)   Class S shares were previously designated as Class 4 shares.
  @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                                CORE EQUITY FUND

                                                        Class A          Class Y
                                                        -------          -------
                                                       Year ended      Year ended
                                                       12/31/98 +      12/31/98 +
                                                       ----------      ----------
Net asset value, beginning of period                   $    18.02      $    18.03
                                                       ----------      ----------
Income (loss) from investment operations:
  Net investment income                                      0.19 ***        0.27 ***
  Net realized and unrealized gain (loss) on
    investments                                              2.60            2.63
                                                       ----------      ----------
    Total income (loss) from investment
      operations                                             2.79            2.90
                                                       ----------      ----------
Less distributions to shareholders:
  From net investment income                                (0.43)          (0.56)
  From net realized gains                                   (1.98)          (1.98)
                                                       ----------      ----------
    Total distributions                                     (2.41)          (2.54)
                                                       ----------      ----------

Net asset value, end of period                         $    18.40      $    18.39
                                                       ==========      ==========

Total Return                                                15.96%          16.49%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                    $      227      $      754
  Net expenses to average daily net assets #                 1.20%           0.75%
  Net investment income to average daily net assets          1.01%           1.43%
  Portfolio turnover rate                                      12%             12%

                                                                                       Class S(1)
                                                                                       ----------
                                                       Year ended      Year ended      Year ended      Year ended      Year ended
                                                        12/31/98        12/31/97        12/31/96        12/31/95       12/31/94***
                                                       ----------      ----------      ----------      ----------      ----------
Net asset value, beginning of period                   $    17.00      $    14.46      $    12.63      $     9.91      $    10.00
                                                       ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
  Net investment income                                      0.31            0.32            0.34            0.31            0.08
  Net realized and unrealized gain (loss) on
    investments                                              2.49            3.83            2.22            2.82           (0.09)
                                                       ----------      ----------      ----------      ----------      ----------
    Total income (loss) from investment
      operations                                             2.80            4.15            2.56            3.13           (0.01)
                                                       ----------      ----------      ----------      ----------      ----------
Less distributions to shareholders:
  From net investment income                                (0.31)          (0.31)          (0.34)          (0.31)          (0.08)
  From net realized gains                                   (1.10)          (1.30)          (0.39)          (0.10)             --
                                                       ----------      ----------      ----------      ----------      ----------
    Total distributions                                     (1.41)          (1.61)          (0.73)          (0.41)          (0.08)
                                                       ----------      ----------      ----------      ----------      ----------

Net asset value, end of period                         $    18.39      $    17.00      $    14.46      $    12.63      $     9.91
                                                       ==========      ==========      ==========      ==========      ==========
Total Return @                                              16.75%          29.01%          20.24%          31.54%          (0.10)%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                    $3,586,177      $3,197,848      $2,485,743      $2,125,248      $1,563,563
  Net expenses to average daily net assets #               0.5391%         0.5378%         0.5067%         0.5067%         0.5067% *
  Net investment income to average daily net assets          1.67%           1.91%           2.42%           2.72%           3.20% *
  Portfolio turnover rate                                      12%             20%             13%             16%              3%

  #     Computed after giving effect to the voluntary
        partial waiver of management fee by MassMutual,
        which terminated May 1, 1997.  Without this
        partial waiver of fees by MassMutual, the
        ratio of expenses to average daily net assets
        would have been:                                      N/A          0.5512%         0.5534%         0.5528%         0.5681% *

  *     Annualized
  **    For the period from October 3, 1994 (commencement of operations)
        through December 31, 1994.
  *** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  +     Amounts have been restated to reflect reverse stock splits (See Note 9).
  (1)   Class S shares were previously designated as Class 4 shares.
  @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                          SMALL CAP VALUE EQUITY FUND

                                                        Class A          Class Y
                                                        -------          -------
                                                       Year ended      Year ended
                                                       12/31/98 +      12/31/98 +
                                                        ---------       ---------
Net asset value, beginning of period                    $   17.48       $   17.51
                                                        ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.03 ***        0.11 ***
  Net realized and unrealized gain (loss) on
    investments                                             (1.78)          (1.81)
                                                        ---------       ---------
    Total income (loss) from investment
      operations                                            (1.75)          (1.70)
                                                        ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.12)          (0.21)
  From net realized gains                                   (1.54)          (1.54)
                                                        ---------       ---------
    Total distributions                                     (1.66)          (1.75)
                                                        ---------       ---------

Net asset value, end of period                          $   14.07       $   14.06
                                                        =========       =========

Total Return                                                (9.58)%         (9.25)%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $     174       $     568
  Net expenses to average daily net assets #                 1.30%           0.85%
  Net investment income to average daily net assets          0.19%           0.67%
  Portfolio turnover rate                                      31%             31%

                                                                                       Class S(1)
                                                                                       ----------
                                                       Year ended      Year ended      Year ended      Year ended      Year ended
                                                        12/31/98        12/31/97        12/31/96        12/31/95       12/31/94***
                                                        ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of period                    $   16.61       $   13.43       $   11.44       $    9.69       $   10.00
                                                        ---------       ---------       ---------       ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.13            0.13            0.31            0.19            0.04
  Net realized and unrealized gain (loss) on
    investments                                             (1.67)           4.73            2.29            1.75           (0.31)
                                                        ---------       ---------       ---------       ---------       ---------
    Total income (loss) from investment
      operations                                            (1.54)           4.86            2.60            1.94           (0.27)
                                                        ---------       ---------       ---------       ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.13)          (0.14)          (0.30)          (0.19)          (0.04)
  From net realized gains                                   (0.88)          (1.54)          (0.31)             --              --
                                                        ---------       ---------       ---------       ---------       ---------
    Total distributions                                     (1.01)          (1.68)          (0.61)          (0.19)          (0.04)
                                                        ---------       ---------       ---------       ---------       ---------

Net asset value, end of period                          $   14.06       $   16.61       $   13.43       $   11.44       $    9.69
                                                        =========       =========       =========       =========       =========
Total Return @                                              (9.02)%         36.36%          22.82%          20.01%          (2.66)%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $ 682,578       $ 690,378       $ 456,935       $ 380,398       $ 310,789
  Net expenses to average daily net assets #               0.6434%         0.6400%         0.6110%         0.6110%         0.6110% *
  Net investment income to average daily net assets          0.86%           0.89%           2.40%           1.78%           1.78% *
  Portfolio turnover rate                                      31%             31%             28%             28%              4%

  #     Computed after giving effect to the voluntary
        partial waiver of management fee by MassMutual,
        which terminated May 1, 1997.  Without this
        partial waiver of fees by MassMutual, the
        ratio of expenses to average daily net assets
        would have been:                                      N/A          0.6515%         0.6546%         0.6553%         0.6681% *

  *     Annualized
  **    For the period from October 3, 1994 (commencement of operations)
        through December 31, 1994.
  *** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  +     Amounts have been restated to reflect reverse stock splits (See Note 9).
  (1)   Class S shares were previously designated as Class 4 shares.
  @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                           INTERNATIONAL EQUITY FUND

                                                        Class A          Class Y
                                                        -------          -------
                                                       Year ended      Year ended
                                                       12/31/98 +      12/31/98 +
                                                        ---------       ---------
Net asset value, beginning of period                    $   12.81       $   12.83
                                                        ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.01 ***        0.06 ***
  Net realized and unrealized gain (loss) on
    investments and foreign currency                         0.53            0.55
                                                        ---------       ---------
    Total income (loss) from investment
      operations                                             0.54            0.61
                                                        ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.12)          (0.21)
  From net realized gains                                   (1.86)          (1.86)
                                                        ---------       ---------
    Total distributions                                     (1.98)          (2.07)
                                                        ---------       ---------

Net asset value, end of period                          $   11.37       $   11.37
                                                        =========       =========

Total Return                                                 4.40%           4.84%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $     135       $     503
  Net expenses to average daily net assets #                 1.69%           1.23%
  Net investment income to average daily net assets          0.10%           0.43%
  Portfolio turnover rate                                      80%             80%

                                                                                       Class S(1)
                                                                                       ----------
                                                       Year ended      Year ended      Year ended      Year ended      Year ended
                                                        12/31/98        12/31/97        12/31/96        12/31/95       12/31/94***
                                                        ---------       ---------       ---------       ---------       ---------
Net asset value, beginning of period                    $   12.38       $   11.11       $    9.58       $    9.28       $   10.00
                                                        ---------       ---------       ---------       ---------       ---------
Income (loss) from investment operations:
  Net investment income                                      0.10            0.06            0.06            0.07            0.00
  Net realized and unrealized gain (loss) on
    investments and foreign currency                         0.51            1.69            1.71            0.41           (0.72)
                                                        ---------       ---------       ---------       ---------       ---------
    Total income (loss) from investment
      operations                                             0.61            1.75            1.77            0.48           (0.72)
                                                        ---------       ---------       ---------       ---------       ---------
Less distributions to shareholders:
  From net investment income                                (0.17)          (0.07)          (0.24)          (0.07)             --
  In excess of net investment income                           --              --              --           (0.11)             --
  From net realized gains                                   (1.45)          (0.41)             --              --              --
                                                        ---------       ---------       ---------       ---------       ---------
    Total distributions                                     (1.62)          (0.48)          (0.24)          (0.18)             --
                                                        ---------       ---------       ---------       ---------       ---------

Net asset value, end of period                          $   11.37       $   12.38       $   11.11       $    9.58       $    9.28
                                                        =========       =========       =========       =========       =========
Total Return @                                               5.05%          15.79%          18.51%           5.13%          (7.20)%

Ratios/Supplemental Data:
  Net assets, end of period (000's)                     $ 640,498       $ 546,790       $ 356,311       $ 220,718       $ 150,199
  Net expenses to average daily net assets #               1.0389%         1.0580%         1.0020%         1.0020%         1.0020% *
  Net investment income to average daily net assets          0.73%           0.53%           0.59%           0.76%           0.04% *
  Portfolio turnover rate                                      80%             83%             58%            121%             18%

  #     Computed after giving effect to the voluntary
        partial waiver of management fee by MassMutual,
        which terminated May 1, 1997.  Without this
        partial waiver of fees by MassMutual, the
        ratio of expenses to average daily net assets
        would have been:                                      N/A          1.0684%         1.0718%         1.0920%         1.0877% *

  *     Annualized
  **    For the period from October 3, 1994 (commencement of operations)
        through December 31, 1994.
  *** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  +     Amounts have been restated to reflect reverse stock splits (See Note 9).
  (1)   Class S shares were previously designated as Class 4 shares.
  @ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                                    APPENDIX
                         ADDITIONAL INVESTMENT POLICIES
                             AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-Fundamental policies and therefore may be changed by the Board of Trustees without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Euro Risk

The International Equity Fund and, to a lesser extent, the other Funds, including the Growth Equity Fund, may be subject to an additional risk regarding their foreign securities holdings. On January 1, 1999, eleven countries in the European Monetary Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Funds operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

o Issuers in which the Funds invest, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress stock values.

o Vendors the Funds depend on to carry out their business, such as custodians (which hold the foreign securities the Funds buy), the Fund's managers and Sub-Advisers (which must price the Funds' investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Funds.

o Exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Funds' contracts could pose extra costs to the Funds.

The Sub-Adviser to the International Equity Fund is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Funds' custodian has advised MassMutual of its plans to deal with the conversion including how it will update its recordkeeping systems and handle the redenomination of outstanding foreign debt. The possible effect of these factors on the Funds' investments cannot be determined at this time, but they may reduce the value of some of the Funds' holdings and increase their operational costs.

Year 2000 Issue

Like other businesses and governments around the world, the Funds could be adversely affected if the computer systems used by the Funds' service providers and those with which they do business do not properly recognize the year 2000. This is commonly known as the "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating and implementing changes to its computer systems to address the Year 2000 issue. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual has advised the Funds that the Year 2000 issue is one of MassMutual's highest business operational priorities. MassMutual is also seeking assurances from the Funds' other service providers, including the Sub-Advisers, and others with which MassMutual and the Funds conduct business in order to identify and resolve Year 2000 issues. In addition, because the Year 2000 issue affects virtually all organizations, the companies in which the Funds invest could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund's holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Fund's Sub-Adviser to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund's securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government Securities, repurchase agreements, money market Funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company Funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as "hedging instruments" or "derivatives"), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

o to protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

o     to protect a Fund's unrealized gains or limit its unrealized losses; and

o     to manage a Fund's exposure to changing securities prices.

Our portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund's portfolio.

(1) Forward Contracts - Each Fund may purchase or sell securities on a "when issued" or delayed delivery basis or may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund's Sub-Adviser deems it appropriate to do so.

(2) Currency Transactions - The International Equity Fund, the Growth Equity Fund, the Mid CapGrowth Equity Fund and the Small Cap Growth Equity Fund may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. The Short-Term Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund's use of such instruments, see the SAI.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

o the risk that interest rates and securities prices will not move in the direction anticipated;

o the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

o the Fund's portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or Funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Restricted and Illiquid Securities


None of the Funds currently expects to invest in restricted or illiquid securities. However, each Fund may invest not more than 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by the Fund or its adviser or Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.


Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund's ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Portfolio Management


The Fund's Adviser and Sub-Advisers may use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. Transactions will occur when MassMutual or Sub-Advisers believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the manager's or Sub-Adviser's ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund's income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund.


Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund's investment policies. To provide liquidity or for temporary defensive purposes, each Fund may invest in investment grade debt securities, government obligations, or money market instruments.

Industry Diversification

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)   There is no limitation for U.S. Government Securities.

(2) In the case of the Prime Fund and the Short-Term Bond Fund, there is no industry concentration limitation for certificates of deposit and bankers' acceptances.

Mortgage-Backed U.S. Government Securities and CMOs

The Funds may invest in mortgage-backed U.S. Government Securities and collateralized mortgage obligations ("CMOs"). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and also, in the case of CMOs, by private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed U.S. Government Securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., Federal National Mortgage Association). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the net asset value of a Fund's shares. These government agencies may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Funds would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, currently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Prime Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody's) or, if unrated, are judged by MassMutual to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Options and Futures Contracts

The Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

These Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds and the International Equity Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund may also enter into stock index futures contracts. These Funds and the International

Equity Fund may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these hedging transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

                         MASSMUTUAL INSTITUTIONAL FUNDS
                         1295 State Street Springfield,
                               Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds' Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during the period covered by the Report and a listing of portfolio securities. The SAI will provide you more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds: You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-743-5274 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MassMutual Institutional Funds Coordinator, MIP C218.

From the SEC: You may review information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. (call 1-800-SEC-0330 for information regarding the operation of the SEC's public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC's Internet site at http://www.sec.gov. When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds' SEC file number: 881-8274.

                         MASSMUTUAL INSTITUTIONAL FUNDS


                                1295 State Street
                        Springfield, Massachusetts 01111

                       STATEMENT OF ADDITIONAL INFORMATION


THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MASSMUTUAL INSTITUTIONAL FUNDS (THE "TRUST") DATED MAY 3, 1999, AS AMENDED FROM TIME TO TIME (THE "PROSPECTUS"). THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES HEREIN THE FINANCIAL STATEMENTS OF THE FUNDS BY REFERENCE TO THE FUNDS' ANNUAL REPORT AS OF DECEMBER 31, 1998 (THE "ANNUAL REPORT"). TO OBTAIN A PROSPECTUS, CALL TOLL-FREE 1-888-743-5274, OR WRITE THE TRUST AT THE ABOVE ADDRESS.


No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Trust or the Distributor. This SAI and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

This SAI relates to the following Funds:

o     MassMutual Prime Fund
o     MassMutual Short-Term Bond Fund
o     MassMutual Core Bond Fund
o     MassMutual Diversified Bond Fund
o     MassMutual Balanced Fund
o     MassMutual Core Equity Fund
o     MassMutual Growth Equity Fund
o     MassMutual Small Cap Value Equity Fund
o     MassMutual Mid Cap Growth Equity Fund
o     MassMutual Small Cap Growth Equity Fund
o     MassMutual International Equity Fund

DATED MAY 3, 1999

                                TABLE OF CONTENTS

                                                                          Page


GENERAL INFORMATION ......................................................B-3

ADDITIONAL INVESTMENT POLICIES ...........................................B-3

FUNDAMENTAL INVESTMENT RESTRICTIONS ......................................B-15

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS ..................................B-16

MANAGEMENT OF THE TRUST ..................................................B-17

COMPENSATION .............................................................B-21

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ......................B-23

INVESTMENT MANAGER AND SUB-ADVISERS ......................................B-23

ADMINISTRATOR AND SUB-ADMINISTRATOR ......................................B-26

THE DISTRIBUTOR ..........................................................B-27

CLASS A SERVICE PLANS ....................................................B-27

CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT ..................B-28

INDEPENDENT PUBLIC ACCOUNTANT ............................................B-28

PORTFOLIO TRANSACTIONS AND BROKERAGE .....................................B-28

SHAREHOLDER INVESTMENT ACCOUNT ...........................................B-29

DESCRIPTION OF SHARES ....................................................B-29

REDEMPTION OF SHARES .....................................................B-29

VALUATION OF PORTFOLIO SECURITIES ........................................B-30

INVESTMENT PERFORMANCE ...................................................B-30

OTHER ADVERTISING ITEMS...................................................B-34

TAXATION .................................................................B-34

EXPERTS ..................................................................B-36

GLOSSARY..................................................................B-36

APPENDIX - DESCRIPTION OF SECURITIES RATINGS .............................B-38

                               GENERAL INFORMATION


MassMutual Institutional Funds (the "Trust") is a professionally managed, open-end investment company. This SAI describes the following eleven separate series of the Trust: (1) MassMutual Prime Fund ("Prime Fund"), (2) MassMutual Short-Term Bond Fund ("Short-Term Bond Fund"), (3) MassMutual Core Bond Fund ("Core Bond Fund"), (4) MassMutual Diversified Bond Fund ("Diversified Bond Fund"), (5) MassMutual Balanced Fund ("Balanced Fund"), (6) MassMutual Core Equity Fund ("Core Equity Fund"), (7) MassMutual Growth Equity Fund ("Growth Equity Fund"), (8) MassMutual Small Cap Value Equity Fund ("Small Cap Value Equity Fund"), (9) MassMutual Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), (10) MassMutual Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund") and (11) MassMutual International Equity Fund ("International Equity Fund") (each individually referred to as a "Fund" or collectively as the "Funds"). Currently, the Trustees have authorized a total of sixteen separate series. Additional series may be created by the Trustees from time-to-time.

The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time (the "Declaration of Trust"). The investment manager for each Fund is Massachusetts Mutual Life Insurance Company ("MassMutual"). The investment sub-adviser for the Core Equity Fund, the Small Cap Value Equity Fund and the Core Equity Segment of the Balanced Fund is David L. Babson and Company Incorporated ("Babson"), located at One Memorial Drive, Cambridge, Massachusetts 02142. The investment sub-adviser for the Growth Equity Fund is Massachusetts Financial Services Company ("MFS"), located at 500 Boylston Street, Boston, Massachusetts 19428. The investment sub-adviser for the Mid Cap Growth Equity Fund is Miller Anderson & Sherrerd, LLP ("MAS"), located at One Tower Bridge, West Conshohocken, Pennsylvania 19428. The sub-advisers for the Small Cap Growth Equity Fund are J.P. Morgan Investment Management Inc. ("J.P. Morgan") located at 522 Fifth Avenue, New York, New York 10036 and Waddell & Reed Investment Management Company ("Waddell & Reed"), located at 6300 Lamar, Overland Park, Kansas 66202. The investment sub-adviser for the International Equity Fund is HarbourView Asset Management Corporation ("HarbourView"), located at Two World Trade Center, New York, New York 10048. Babson and HarbourView are each indirect subsidiaries of MassMutual. MassMutual, Babson, HarbourView, MFS, MAS, J.P. Morgan and Waddell & Reed are sometimes referred to herein as the "Advisers."

                         ADDITIONAL INVESTMENT POLICIES


Each Fund has a distinct investment objective which it pursues through separate investment policies, as described in the Prospectus and below. The investment objective, fundamental investment policies and fundamental investment restrictions of a Fund may not be changed without the vote of a majority of that Fund's outstanding shares (which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this SAI and in the Prospectus, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund). The Board of Trustees of the Trust may adopt new or amend or delete existing non-fundamental investment policies and restrictions without shareholder approval.

The following discussion, when applicable, elaborates on the presentation of each Fund's investment policies contained in the Prospectus. For a description of the ratings of corporate debt securities and money market instruments in which the various Funds may invest, reference should be made to the Appendix.

PRIME FUND

An instrument in which the Prime Fund may invest will be considered to be short-term if its remaining maturity on the date of its purchase is 397 days or less. In the case of a variable or floating rate obligation, the remaining maturity will be deemed to be the period remaining until the next readjustment of the interest rate or until maturity, whichever is less. In the case of an obligation with a demand feature, the remaining maturity will be deemed to be the period remaining until the principal amount may be recovered through the demand provision or until the next readjustment of the interest rate or until maturity, whichever is the shortest.

Certain money market instruments are available only in relatively large denominations, and others may carry higher yields if purchased in relatively large denominations. Also, MassMutual believes that an institutional purchaser of money market instruments who can invest relatively large sums on a regular basis may have investment opportunities that are not available to those who invest smaller sums less frequently. Certain of the Prime Fund's investment restrictions limit the percentage of the Fund's assets that may be invested in certain industries or in securities of any issuer. Accordingly, if the Fund has relatively small net assets and net cash flow from sales and redemptions of shares, the Fund may be unable to invest in money market instruments paying the highest yield available at a particular time.

SHORT-TERM BOND FUND

The Short-Term Bond Fund's duration management strategy currently uses a quantitative, risk-averse discipline that balances generating a high total rate of return primarily from current income with minimizing fluctuations in capital values. The duration of the portfolio will be lengthened by extending average maturities when sufficient additional yield can be obtained. Conversely, the duration will be shortened when adequate compensation for the additional risk associated with longer maturities cannot be realized.

CORE BOND FUND

The Core Bond Fund's duration management strategy is to match (within 10%) the duration of the Lehman Brothers Government/Corporate Bond Index. MassMutual seeks to add value compared to this index through the use of sector rotation, yield curve management and asset selection. Neither market timing nor interest rate anticipation methods are employed in managing the Fund.

DIVERSIFIED BOND FUND


The Diversified Bond Fund's duration management strategy is to match (within 5%) the duration of the Lehman Brothers Intermediate Aggregate Bond Index. MassMutual seeks to add value compared to this index through the use of sector rotation, yield curve management and asset selection. Neither market timing nor interest rate anticipation methods are employed in managing the Fund.


The Fund will also have specified liquidity and diversification requirements for particular types of investments, including:


(a) Bond purchases for the Fund will be limited to 15% of any major industry group;


(b)   Below investment grade bonds cannot exceed 25% of the Fund's assets;

(c) Residential whole loan mortgage pools cannot exceed 15% of the Fund's assets; these investments will also be limited geographically based on population size of the area where the residences are located.

(d) Commercial mortgage loans cannot exceed 25% of the Fund's assets; these investments will also be limited to 7% for each type of mortgaged property, and geographically based on the population size of the area where the properties are located.


INTERNATIONAL EQUITY FUND


The Trustees are authorized to determine what constitutes a "foreign security" and to modify any such definition as they deem appropriate. Opportunities for long-term capital appreciation will be stressed.

The Fund may, but will not necessarily, engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.

FIXED INCOME SECURITIES


While the Prime Fund invests in high quality securities and the Short-Term Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund invest in investment grade securities, an investment in these Funds is not without risk. The debt securities in which the Funds invest may not offer as high a yield as may be achieved from lower quality instruments having less safety. If the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, or the Core Bond Segment of the Balanced Fund dispose of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity. If an investment of the Short-Term Bond Fund, the Core Bond Fund or the Core Bond Segment of the Balanced Fund is downgraded below investment-grade level, the Adviser may continue to hold such security if the Adviser determines that to do so is in the Fund's best interest.

Although the Diversified Bond Fund may invest in investment grade securities, it may also invest in securities below investment grade. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade securities. Securities that are (or have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. These risks can reduce the Fund's share prices and the income it earns.


WARRANTS AND RIGHTS

A warrant typically gives the holder the right to purchase underlying stock at a specified price for a designated period of time. Warrants may be a relatively volatile investment. The holder of a warrant takes the risk that the market price of the underlying stock may never equal or exceed the exercise price of the warrant. A warrant will expire without value if it is not exercised or sold during its exercise period. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends, and have no rights to the assets of the issuer.


The Core Equity Segment of the Balanced Fund, the Core Equity Fund, the Small Cap Value Equity Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund, the Small Cap Growth Equity Fund and the International Equity Fund may each invest up to 5% of the value of their respective assets in warrants in an effort to build a position in the underlying common stocks and, of such 5%, no more than 2% may be invested in warrants that are not listed on the New York Stock Exchange ("NYSE") or the American Stock Exchange.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

In a repurchase agreement transaction, a Fund acquires a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank, or a broker-dealer which has been designated a primary dealer in government securities and which must meet the credit requirements set by the Trust's Board of Trustees from time to time) for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these agreements run from day to day, and delivery pursuant to the resale agreement typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the 1940 Act, collateralized by the underlying security. A Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the loan. Additionally, a Fund's adviser will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying securities to the seller's bankruptcy estate.

A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. A Fund engaging in reverse repurchase agreements will maintain a segregated account with its custodian containing cash or liquid securities, having a current market value at all times in an amount sufficient to repurchase securities pursuant to outstanding reverse repurchase agreements. Reverse repurchase agreements are borrowings subject to Restriction (2) under "Fundamental Investment Restrictions."

ROLL TRANSACTIONS

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage-backed securities to a financial institution, such as a bank or broker-dealer, concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's portfolio so long as the transaction is preceded by a firm commitment agreement pursuant to which the Fund has agreed to buy the securities on a future date.

The Funds will not use such transactions for leveraging purposes and, accordingly, will segregate cash or other liquid securities in an amount sufficient to meet its obligations under the roll transactions. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased. Dollar roll transactions are borrowings subject to Restriction (2) under "Fundamental Investment Restrictions."

CERTAIN DEBT SECURITIES

Some U.S. Government Securities are backed by the full faith and credit of the U.S. Government; others are secured by the right of the issuer to borrow from the U.S. Treasury; while others are supported only by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. Government will pay interest and principal on securities on which it is not legally obligated to do so.

The Funds will limit their investments in certificates of deposit and bankers' acceptances to U.S. dollar denominated obligations of U.S. banks and savings and loan associations, London branches of U.S. banks ("Eurodollar obligations") and U.S. branches of foreign banks ("Yankeedollar obligations"). In the case of foreign banks, the $1 billion deposit requirement will be computed using exchange rates in effect at the time of the banks' most recently published financial statements. Eurodollar obligations and Yankeedollar obligations will not be acquired if as a result more than 25% of a Fund's net assets would be invested in such obligations. Obligations of foreign banks and of foreign branches of U.S. banks may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium or restriction on payments of principal or interest. Foreign banks and foreign branches of U.S. banks may provide less public information than, and may not be subject to the same accounting, auditing and financial recordkeeping standards as, domestic banks.

SECURITIES LENDING

A Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current market value. Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash (which may be invested by the Fund in any investment not otherwise prohibited by the Prospectus or this SAI), bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. The terms of a Fund's loans must also meet certain tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

HEDGING INSTRUMENTS AND DERIVATIVES

The Funds currently may use the hedging instruments and derivatives discussed below. In the future, a Fund may employ hedging instruments and strategies that are not currently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed.

(1) Forward Contracts - Each Fund may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time of delivery the securities may be worth more or less than the purchase or sale price. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual deems it appropriate to do so. The Funds may realize short-term gains or losses upon the sale of forward contracts. If a Fund enters into a forward contract, it will establish a segregated account with its custodian consisting of cash or liquid securities, having a current market value equal to or greater than the aggregate amount of that Fund's commitment under forward contracts (that is, the purchase price of the underlying security on the delivery date). As an alternative to maintaining all or part of the segregated account, a Fund could buy call or put options to "cover" the forward contracts. A Fund will not enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts.

(2) Currency Transactions - Each Fund may engage in currency transactions with counterparties in order to convert foreign denominated securities or obligations to U.S. dollar denominated investments. Further, the International Equity Fund may engage in currency transactions to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value.

Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), respectively, or that have an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or (except for OTC currency options) are determined to be of equivalent credit quality by the adviser.

The Growth Equity Fund, the Mid Cap Growth Equity Fund, the Small Cap Growth Equity Fund and the International Equity Fund may deal in forward currency contracts and other currency transactions such as futures, options, options on futures, and swaps, but will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. For example, if the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the adviser considers that the Austrian schilling is linked to the German deutsche mark (the "D-mark"), the Fund holds securities denominated in schillings and the adviser believes that the value of schillings will decline against the U.S. dollar, the adviser may enter into a contract to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present during the particular time that the Fund is engaging in proxy hedging.


(3) Risks Regarding Hedging Instruments and Derivatives - Some of the general risks associated with hedging and the use of derivatives include: (a) the possible absence of a liquid secondary market for any particular hedging instrument at any time; (b) these instruments can be highly volatile; and (c) the possible need to defer closing out certain positions to avoid adverse tax consequences. More specific risks are set forth below.

      (i) Forward Contracts: Forward contracts involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Funds' other assets.

      (ii) Currency Transactions: Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


THE GROWTH FUNDS' USE OF DERIVATIVES

(1) Options and Futures Transactions. The Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund (the "Growth Funds") may (a) purchase and sell exchange traded and over-the-counter (OTC) put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities and (c) purchase and sell put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The Growth Funds may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund's overall strategy in a manner deemed appropriate to the Advisor and consistent with a Fund's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund's return. While the use of these instruments by the Growth Funds may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund's return. Certain strategies limit a Fund's possibilities to realize gains as well as limiting its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase a Fund's turnover rate.

The Growth Funds may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of a Fund's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of a Fund's total assets.


(2) Purchasing Put and Call Options. The Growth Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.


The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

(3) Selling (Writing) Put and Call Options. The Growth Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

(4) Options on Indexes. The Growth Funds may also purchase options on indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund's investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

(5) Exchange Traded and OTC Options. All options purchased or sold by the Growth Funds will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by a Funds' Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.


Provided that a Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

(6) Futures Contracts and Options on Futures Contracts. The Growth Funds may purchase or sell (write) futures contracts and purchase or sell put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are paid by a Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

(7) Combined Positions. The Growth Funds are permitted to purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

(8) Risks Regarding Options and Futures Transactions. Some of the general risks associated with the use of options and futures include:

      (a) Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. The Growth Funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund's other investments.

      Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      (b) Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

      (c) Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

      (d) Asset Coverage for Futures Contracts and Options Positions. The Funds intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Fund can commit assets to initial margin deposits and option premiums. In addition, the Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

(9) Swaps and Related Swap Products: The Growth Funds may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

The Growth Funds may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a "net basis", and a Fund will receive or pay, as the case may be, only the net amount of the two payments.


The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of a Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

The Advisers to the Growth Funds will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

The Growth Funds will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligations under the agreement.

The Growth Funds will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which the Growth Funds may engage in such transactions.

RESTRICTED AND ILLIQUID SECURITIES

With the exception of the Diversified Bond Fund, none of the Funds currently expects to invest in restricted or illiquid securities. However, each Fund may invest not more than 15% of its net assets in illiquid securities. These policies do not limit the purchases of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, provided that such securities are determined to be liquid by the Board of Trustees, or the Adviser if such determination is pursuant to Board-approved guidelines. Such guidelines shall take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing fair value. Additionally, this policy is not intended to apply to securities which become illiquid, i.e., difficult to sell at a favorable price, as a result of market conditions.

Investments may be illiquid because there is no active trading market for them, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Funds will not invest more than 15% of their respective net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Advisers monitor holdings of illiquid securities on an ongoing basis to determine whether to sell any holding to maintain adequate liquidity.

FOREIGN SECURITIES

The International Equity Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund, and, to a lesser extent, each of the other Funds are permitted to invest in foreign securities. With the exception of the International Equity Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund, each Fund intends to invest in foreign securities only if: (i) such securities are U.S. denominated; or (ii) if such securities are not U.S. denominated, the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security. If a Fund's securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the Securities and Exchange Commission (the "SEC"). In buying foreign securities, a Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

Foreign securities include debt, equity and hybrid instruments, obligations and securities of foreign issuers, including governments of countries other than the United States and companies organized under the laws of countries other than the United States that are traded on foreign securities exchanges or foreign over-the-counter markets. Foreign securities also include securities of foreign issuers (i) represented by American Depositary Receipts ("ADR's"), (ii) traded in the United States over-the-counter markets, or (iii) listed on a U.S. securities exchange.

ADR's are issued by a U.S. depository institution, but they represent a specified quantity of shares of a non-U.S. stock company. ADR's trade on U.S. securities exchanges, and therefore are not treated as "foreign securities" for purposes of the limitations on a Fund's investments in foreign securities, although they are subject to many of the same risks as foreign securities as described below.

The Growth Equity Fund, the Mid Cap Growth Equity Fund, the Small Cap Growth Equity Fund and the International Equity Fund also may invest in sponsored or unsponsored Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") to the extent they come available. GDRs and EDRs are typically issued by foreign depositaries and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing them. The depositary of an unsponsored GDR or EDR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the GDR or EDR holders any voting rights with respect to the securities or pools of securities represented by the GDR or EDR. GDRs and EDRs also may not be denominated in the same currency as the underlying securities. Registered GDRs and EDRs are generally designed for use in U.S. securities markets, while bearer form GDRs and EDRs are generally designed for non-U.S. securities markets. The Funds will treat the underlying securities of a GDR or EDR as the investment for purposes of its investment policies and restrictions.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of a Fund are uninvested. The inability of a Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.


A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities, decrease in the level of liquidity in a Fund's portfolio, or, if a Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets a Fund bears the risk that the securities will not be delivered and that the Fund's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economics. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economics of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to that Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Fund.

WHEN-ISSUED SECURITIES

The Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. Generally, under normal circumstances, a Fund is expected to take delivery of securities purchased. When a Fund commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it will set up procedures consistent with SEC policies, which currently recommend that an amount of the Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment. Therefore, the Fund will always have liquid assets sufficient to cover any commitments or to limit any potential risk. However, although the Funds do not intend to make such purchases for speculative purposes, there are risks. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if a Fund determines it necessary to sell the "when-issued" or "forward delivery" securities before delivery, the Fund may incur a loss because of market fluctuations since the time the commitment to purchase the securities was made.


PORTFOLIO MANAGEMENT

MassMutual, Babson, HarbourView, MFS, MAS, J.P. Morgan and Waddell & Reed may use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. Transactions will occur when the Adviser or Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Adviser's or Sub-Adviser's ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund's income or capital appreciation may be reduced and its capital losses may be increased. In addition, high turnover in any Fund could result in additional brokerage commissions to be paid by the Fund. See also "Taxation" below.

The Funds may pay brokerage commissions to Advest, Inc. ("Advest") and Jefferies & Co., Inc. ("Jefferies"). Jefferies and Advest are each wholly-owned subsidiaries of companies for which one Trustee serves as director.

CASH POSITIONS

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund's investment policies. To provide liquidity or for temporary defensive purposes, each Fund may invest in investment grade debt securities, government obligations, or money market instruments.

SHORT SALES AGAINST-THE-BOX

Selling short "against-the-box" refers to the sale of securities actually owned by the seller but held in safekeeping. In such short sales, while the short position is open, a Fund must own an equal amount of such securities, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of securities sold short. Short sales against-the-box generally produce current recognition of gain (but not loss) for federal income tax purposes on the constructive sale of securities "in the box" prior to the time the short position is closed out. None of the Funds currently intends to engage in short sales against-the-box.

INVESTMENT BASKET


Notwithstanding any Fund's fundamental investment restrictions (except those imposed as a matter of law), the Board of Trustees may authorize one or more of the Funds to invest in any security or investment-related instrument, or to engage in investment-related transactions or practices, such as newly developed debt securities or hedging programs, provided that the Board of Trustees has determined that to do so is consistent with the Fund's investment objectives and policies and has adopted reasonable guidelines for use by the Fund's advisers, and provided further that at the time of making such investment or entering into such transaction, such investments or instruments account for not more than 10% of the Fund's total assets. The Trust has no current intention of using this investment basket authority.


                       FUNDAMENTAL INVESTMENT RESTRICTIONS


Each Fund is subject to certain fundamental restrictions on its investments, which may not be changed without the affirmative vote of a majority of the outstanding shares of that Fund. Investment restrictions that appear below or elsewhere in this SAI and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. The Trust may not, on behalf of any Fund:

      (1) Purchase any security (other than U.S. Treasury securities or U.S. Government Securities) if as a result, with respect to 75% of the Fund's assets, more than 5% of the value of the total assets (determined at the time of investment) of a Fund would be invested in the securities of a single issuer.

      (2) Borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of a Fund's assets, except that a Fund may enter into reverse repurchase agreements or roll transactions. For purposes of calculating this limitation, entering into portfolio lending agreements shall not be deemed to constitute borrowing money. A Fund would not make any additional investments while its borrowings exceeded 5% of its assets.

      (3) Issue senior securities (as defined in the 1940 Act) except for securities representing indebtedness not prevented by paragraph (2) above.

      (4) Make short sales, except for sales "against-the-box."

      (5) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under applicable laws.

      (6) Invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs, real estate or real estate mortgage loans. This restriction does not prevent a Fund from purchasing readily marketable securities secured or issued by companies investing or dealing in real estate and by companies that are not principally engaged in the business of buying and selling such leases, rights, contracts or programs.

      (7) Purchase physical commodities or commodity contracts (except futures contracts, including but not limited to contracts for the future delivery of securities and futures contracts based on securities indices).

      (8) Make loans other than by investing in obligations in which a Fund may invest consistent with its investment objective and policies and other than repurchase agreements and loans of portfolio securities.

      (9) Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of the total assets of the Fund except in connection with permitted transactions in options, futures contracts and options on futures contracts, reverse repurchase agreements and securities lending.


      (10) With the exception of the Growth Equity Fund, the Mid Cap Growth Equity Fund, and the Small Cap Growth Equity Fund, purchase any security (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities) if, as a result, a Fund would hold more than 10% of the outstanding voting securities of an issuer. This restriction is applicable to 75% of the assets of the Growth Equity Funds.

      (11) With the exception of the Growth Equity Fund, the Mid Cap Growth Equity Fund, and the Small Cap Growth Equity Fund, purchase or retain securities of any issuer if, to the knowledge of the Trust, more than 5% of such issuer's securities are beneficially owned by officers and trustees of the Trust or officers and directors of its adviser who individually beneficially own more than 1/2 of 1% of the securities of such issuer.

Notwithstanding any fundamental investment restriction set forth above or in the Prospectus, each Fund may: (1) engage in hedging transactions, techniques, and practices using forward contracts and similar instruments, to the extent and in a manner permitted by law; and (2) invest in any security or investment-related instrument, or engage in any investment-related transaction or practice, provided that the Board of Trustees has determined that to do so is consistent with the investment objective and policies of the Fund and has adopted reasonable guidelines for use by the Fund's adviser, and provided further that at the time of entering into such investment or transaction, such investments or instruments account for no more than 10% of the Fund's total assets.

                     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS


In addition to the fundamental investment restrictions described above, the Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment restrictions in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

In accordance with such policies and guidelines, each Fund may not:

      (1) Invest for the purpose of exercising control over, or management of, any company.

      (2) Invest in securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition or except shares of money market funds advised by MassMutual or an affiliate thereof. It is expected that a Fund would purchase shares of such money market funds only if arrangements are made to eliminate duplicate advisory and distribution fees.

      (3) To the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.


                             MANAGEMENT OF THE TRUST

The Trust has a Board of Trustees, a majority of which must not be "interested persons" (as defined in the 1940 Act) of the Trust. The Board of Trustees of the Trust is generally responsible for management of the business and affairs of the Trust. The Trustees formulate the general policies of the Trust and the Funds, approve contracts and authorize Trust officers to carry out the decisions of the Board. As Adviser and Sub-Advisers to the Funds, MassMutual, Babson, HarbourView, MFS, MAS, J.P. Morgan and Waddell & Reed may be considered part of the management of the Trust. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations during the past five years and other principal business affiliations.

Stuart H. Reese/*/                 Chairman, Trustee and President of the Trust
1295 State Street
Springfield, MA 01111
Age: 44

      Chief Investment Officer (since 1999), Chief Executive Director (1997-1999), Executive Director (1996-1997), Senior Vice President (1993-1997), MassMutual; President (since 1995), Executive Vice President (1993-1995), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Director (since 1996), Antares Capital Corporation (finance company) and Charter Oak Capital Management, Inc. (investment adviser); Director (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC), and MMHC Investment, Inc. (investor in funds sponsored by MassMutual); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Director (1994-1996), Pace Industries (aluminum die caster); Advisory Board Member (since 1995), Kirtland Capital Partners; President (since 1994), MML Series Investment Fund (open-end investment company).

Ronald J. Abdow                     Trustee of the Trust
1400 Elm Street
West Springfield, MA 01089
Age: 68


      President, Abdow Corporation (operator of restaurants); General Partner, Grove Investment Group (apartment building syndicator); Trustee, Abdow G&R Trust and Abdow G&R Co. (owners and operators of restaurant properties); Partner, Abdow Partnership, Abdow Auburn Associates, and Abdow Hazard Associates (owners and operators of restaurant properties); Trustee (since
      1993), MML Series Investment Fund (open-end investment company).


----------
/*/Trustee who is an "interested person" of the Trust with the definition set forth in Section 2(a)(19) of the 1940 Act.

Richard H. Ayers                    Trustee of the Trust
176 Sewall Road
Wolfreboro, NH 03894
Age: 57

      Retired; former adviser to Chairman (1997), Chairman and Chief Executive Officer (1989-1996) and Director (1985-1996), The Stanley Works (manufacturer of tools, hardware and specialty hardware products); Director, Southern New England Telecommunications Corp. and Perkin Elmer Corp.; Trustee (since 1999), Advisory Board Member (1996-1999), MML Series Investment Fund (open-end investment company).

Mary E. Boland                      Trustee of the Trust
67 Market Street
Springfield, MA 01102
Age: 60

      Attorney at Law, Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Director (1995-1999), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Director (since 1999), SIS and Family Bank, F.S.B. (formerly SIS Bank); Trustee (since 1973), MML Series Investment Fund (open-end investment company).

David E.A. Carson                   Trustee of the Trust
850 Main Street
Bridgeport, CT 06604
Age: 65

      Chairman and Chief Executive Officer (since 1997), President and Chief Executive Officer (1985-1997), People's Bank; Director, United Illuminating Co. (electric utility); Trustee, American Skandia Trust (open-end investment company); Trustee (since 1999), Advisory Board Member (1996-1999), MML Series Investment Fund (open-end investment company).

Robert J. O'Connell/*/                Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age:  55

      President, Chief Executive Officer, Director, Member, Board Affairs Committee and Dividend Policy Committee, Chairman Investment Committee of MassMutual Life Insurance Company; Director, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment advisory subsidiary of MassMutual Holding Trust I), One Financial Plaza, Suite 1700, Hartford, Connecticut; DLB Acquisition Corporation (holding company for investment advisers), MassMutual Holding MSC, Inc., Trustee, MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Co.), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Co.), Director, MassMutual International, Inc., (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual), MassMutual Benefits Management, Inc., Life Office Management Association; Director, President and Chief Executive Officer (1991-1998), AIG Life Insurance Company, American International Life Assurance of New York, Delaware American Life Insurance Co., Pacific Union Assurance Company; Director (1991-1998) AIG Life Insurance Company of Puerto Rico; Senior Vice President (1991-1998), Life Insurance of American International Group, Inc., American Life Insurance Company, DE; Senior Vice President, Group Management Division (1991-1998) of American International Group, Inc.; Trustee (since 1999), MassMutual Institutional Funds (open-end investment company).

----------
/*/Trustee who is an "interested person" of the Trust with the definition set forth in Section 2(a)(19) of the 1940 Act.

Richard W. Greene                   Trustee of the Trust
University Of Rochester
Rochester, NY  14627
Age: 63

      Vice President for Investments and Treasurer (since 1998); Executive Vice President and Treasurer (1986-1998), University of Rochester (private university); Trustee (since 1999), Advisory Board Member (1996-1999), MML Series Investment Fund (open-end investment company).


Beverly L. Hamilton                 Trustee of the Trust
515 South Flower Street
Los Angeles, CA  90017
Age: 53

      President (since 1991), ARCO Investment Management Co.; Director, Connecticut Natural Gas; Director, Emerging Markets Growth Fund (closed-end investment company); Director (since 1997), United Asset Management Corp. (investment management); Trustee (since 1999), Advisory Board Member (1996-1999), MML Series Investment Fund (open-end investment company).

F. William Marshall, Jr.            Trustee of the Trust
1441 Main Street
Springfield, MA 01102
Age: 57

      Chairman, SIS and Family Bank, F.S.B. (formerly SIS Bank); President, Chief Executive Officer and Director (1993-1999), SIS Bancorp, Inc. and SIS Bank (formerly, Springfield Institution for Savings); Director (since
      1999), Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive Officer (1990-1993), Bank of Ireland First Holdings, Inc. and First New Hampshire Banks; Trustee (since 1996), MML Series Investment Fund (open-end investment company).

Charles J. McCarthy                 Trustee of the Trust
181 Eton Road
Longmeadow, MA 01106
Age: 76

      Proprietor, Synectics Financial Company (venture capital activities, business consulting and investments); Trustee, MML Series Investment Fund (open-end investment company).

Richard G. Dooley/*/                  Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 70

      Consultant (since 1993), MassMutual; Director (since 1996), Investment Technology Group Inc.; Director, The Advest Group, Inc. (financial services holding company), HSB Group Inc. (formerly known as Hartford Steam Boiler Inspection and Insurance Co.), Nellie Mae; Director, Kimco Realty Corp. (shopping center ownership and management); Director (since
      1993), Jefferies Group, Inc. (financial services holding company); Vice Chairman (since 1995), Chairman (1982-1995), Director (since 1974), MassMutual Corporate Investors, and Vice Chairman (since 1995), Director (since 1988), Chairman (1988-1995), MassMutual Participation Investors (closed-end investment companies); Vice Chairman (since 1995), Chairman (1988-1995), Trustee (since 1995) MML Series Investment Fund (open-end investment company); Director (since 1996), Charter Oak Capital Management, Inc.

----------
/*/Trustee who is an "interested person" of the Trust with the definition set forth in Section 2(a)(19) of the 1940 Act.

John H. Southworth                  Trustee of the Trust
195 Eton Road
Longmeadow, MA 01106
Age: 71

      Chairman (since 1994), Southworth Company (manufacturer of paper and calendars); Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee, MML Series Investment Fund (open-end investment company).


Michael D. Hays                     Chief Financial Officer of the Trust
1295 State Street
Springfield, MA 01111
Age: 56

      Senior Vice President (since 1998), Senior Vice President and Actuary (1986-1998), MassMutual.

Mary Wilson Kibbe                   Senior Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 45

      Executive Director (since 1982), Senior Managing Director (1996-1997), Vice President and Managing Director (1991-1996), MassMutual; Senior Vice President (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (investor in funds sponsored by MassMutual); Senior Vice President (since 1994), MML Series Investment Fund (open-end investment company); Vice President, MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Vice President (1991-1995), Oppenheimer Investment Grade Bond Fund (open-end investment company).

Stephen L. Kuhn                     Vice President and Secretary of the Trust
1295 State Street
Springfield, MA 01111
Age: 52

      Vice President and Deputy General Counsel (since 1998), MassMutual; Vice President and Associate General Counsel (1992-1998), MassMutual; Vice President and Secretary, MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Assistant Secretary (since 1996), Antares Capital Corporation (finance company); Chief Legal Officer and Assistant Secretary (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Assistant Secretary (since
      1997), Oppenheimer Acquisition Corporation (holding company for investment advisers); Vice President and Secretary (since 1989), MML Series Investment Company (open-end investment company).

Charles C. McCobb, Jr.              Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 55

      Managing Director (since 1997), MassMutual; Managing Director and Vice President (1994-1997), Citicorp, Inc. (banking); Managing Director (1973-1994), Aetna Life & Casualty Company (insurance company); Vice President (since 1996), and Chief Financial Officer (since 1998), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Chief Financial Officer (since 1998) MMHC Investment, Inc., HYP Management, Inc., MMCI Subsidiary Trust and MMPI Subsidiary Trust (wholly-owned subsidiaries of MassMutual Corporate Investors and MassMutual Participation Investors, respectively).

Edmond F. Ryan                      Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 40

      Senior Vice President (since 1995), Vice President (1985-1995),
      MassMutual.


Vernon J. Meyer                     Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 34


      Vice President (since 1998); Second Vice President (1994-1998), Assistant Vice President and Director (1993-1994), MassMutual.


Mark B. Ackerman                    Treasurer of the Trust
1295 State Street
Springfield, MA 01111
Age: 34

      Investment Director (since 1996), Associate Investment Director (1994-1996), MassMutual; Controller (1998), Treasurer (since 1998), Associate Treasurer (1995-1997), MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Comptroller (since 1997), Associate Treasurer (1995-1996), MML Series Investment Fund (open-end investment company); Vice President (since
      1998), HYP Management, Inc.; Comptroller (1998) and Treasurer (since
      1998), MMCI Subsidiary Trust, MMPI Subsidiary Trust (wholly-owned subsidiaries of MassMutual Corporate Investors and MassMutual Participation Investors, respectively).

The Audit Committee makes recommendations to the Trustees as to the engagement or discharge of the Trust's independent auditors, supervises investigations into matters relating to audit functions, reviews with the Trust's independent auditors the results of the audit engagement, and considers the audit fees. The Nominating Committee consists of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or any adviser and considers making all nominations for non-interested members of the Board of Trustees. The selection and nomination of management nominees for such vacancies is committed to the discretion of the Nominating Committee. The Investment Pricing Committee determines the fair value of securities for which market quotations are not readily available.

                                  COMPENSATION


The Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $2,000 per quarter plus $2,000 per meeting attended. Such Trustees who serve on the Audit Committee of the Trust are paid an additional fee of $1,000 per year. Such Trustees who serve on the Nominating Committee or the Investment Pricing Committee are paid an additional fee of $500 per meeting attended. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.

The following table discloses the compensation paid to the Registrant's non-interested trustees for the 1998 fiscal year. The Registrant has no pension, retirement, or deferred compensation plans. Each of the non-interested Trustees also serve as a Trustee of one other registered, open-end investment company managed by MassMutual. Total Compensation from Registrant and Fund Complex reflects compensation paid in the 1998 fiscal year.


--------------------------------------------------------------------------------
                                   Aggregate            Total Compensation
                               Compensation from        From Registrant and
      Name/Position               Registrant               Fund Complex
--------------------------------------------------------------------------------
Ronald J. Abdow
Trustee                            $16,000                    $32,000
--------------------------------------------------------------------------------
Richard H. Ayers
Trustee                             17,000                     34,000
--------------------------------------------------------------------------------
Mary E. Boland
Trustee                             16,000                     32,000
--------------------------------------------------------------------------------
David E.A. Carson
Trustee                             16,000                     32,000
--------------------------------------------------------------------------------
Richard W. Greene
Trustee                             16,000                     32,000
--------------------------------------------------------------------------------
Beverly L. Hamilton
Trustee                             16,000                     32,000
--------------------------------------------------------------------------------
F. William Marshall, Jr.
Trustee                             16,000                     32,000
--------------------------------------------------------------------------------
Charles J. McCarthy
Trustee                             17,000                     34,000
--------------------------------------------------------------------------------
John H. Southworth
Trustee                             17,000                     34,000
--------------------------------------------------------------------------------

The officers and Trustees of the Trust as a group own less than 1% of any series of outstanding shares of the Trust.


The Trust's shareholders have the right, upon the declaration in writing or vote of at least two-thirds of the votes represented by its outstanding shares, to remove a Trustee. The Trustees shall call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of shares representing at least 10% of all of the votes represented by all outstanding shares of the Trust. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures for a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by the form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books of the Trust, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing regarding the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections, or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any such objections or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall be voted in the aggregate as a single class without regard to series or class, except that: (i) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more of the series or classes materially differently, shares will be voted by individual series or class; and (ii) when the Trustees have determined that any matter affects only the interests of one or more series or classes, then only shareholders of such series or class shall be entitled to vote thereon. Shareholder inquiries should be directed to MassMutual Institutional Funds, 1295 State Street, Springfield, Massachusetts 01111.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

MassMutual may be deemed a control person (as that term is defined in the 1940
Act) of the Trust in that certain of its separate investment accounts and its provision of seed money for the Trust together constituted 100% of the shares of the Class A and Class S shares of each Fund of the Trust as of March 31, 1999.

The following shareholders may be deemed control persons (as defined in the Act) of the Trust in that they beneficially own more than 25% of the Class Y shares of the Funds indicated as of March 31, 1999: CGB Enterprises, Inc., P.O. Box 249, Mandeville, LA 70470-0249 owned 48.35% of the Class Y shares of the Prime Fund; Novus International, Inc., 530 Maryville Center Drive, St. Louis, MO 63141 owned 29.99% of the Class Y shares of the Core Bond Fund; Alamo Cement Co., LTD, 6055 West Green Mountain Road, San Antonio, TX 78266 owned 28.54% of the Class Y shares of the Core Bond Fund; Zen-Noh Grain Corporation, P.O. Box 39, Mandeville, LA 70470-0249 owned 26.21% of the Class Y shares of the Core Equity Fund; Novus International, Inc., 530 Maryville Center Drive, St. Louis, MO 63141 owned 31.50% of the Class Y shares of the Small Cap Value Equity Fund; Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, MA 01111 owned 97.78% of the Class Y shares of the Balanced Fund; and Novus International, Inc., 530 Maryville Center Drive, St. Louis, MO 63141 owned 42.67% of the Class Y shares of the International Equity Fund.

The following shareholders may be deemed principal holders of the Trust because of their beneficial ownership of more than 5% of the Class Y shares of certain Funds as of March 31, 1999: Arthur J. Gallagher & Co., Two Pierce Place, Itasca, IL 60143 owned 6.60% of the Class Y shares of the Core Bond Fund; Arthur J. Gallagher & Co., Two Pierce Place, Itasca, IL 60143 owned 13.12% of the Class Y shares of the Core Equity Fund; CGB Enterprises, Inc., P.O. Box 249, Mandeville, LA 70470-0249 owned 10.70% of the Class Y shares of the Small Cap Value Equity Fund; Arthur J. Gallagher & Co., Two Pierce Place, Itasca, IL 60143 owned 10.69% of the Class Y shares of the Small Cap Value Equity Fund; CGB Enterprises, Inc., P.O. Box 249, Mandeville, LA 70470-0249 owned 8.20% of the Class Y shares of the International Equity Fund; Arthur J. Gallagher & Co., Two Pierce Place, Itasca, IL 60143 owned 5.66% of the Class Y shares of the International Equity Fund; and Novus International, Inc., 530 Maryville Center Drive, St. Louis, MO 63141 owned 8.23% of the Class Y shares of the Short Term Bond Fund.


                       INVESTMENT MANAGER AND SUB-ADVISERS

INVESTMENT MANAGER

MassMutual serves as investment manager to each Fund pursuant to an Investment Management Agreement with the Trust on behalf of each Fund dated May 3, 1999 (each an "Advisory Agreement"), with the exception of the International Equity Fund, which agreement is dated September 30, 1994. Under each Advisory Agreement, MassMutual is obligated to provide for the management of each Fund's portfolio of securities and makes investment decisions with respect to the purchase and sale of investments for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Prime and Core Bond Segments of the Balanced Fund, the Diversified Bond Fund, the Growth Fund, the Mid Cap Growth Fund, the Small Cap Value Equity Fund, and the International Equity Fund, subject to policies established by the Trustees of the Trust and in accordance with each Fund's investment objective, policies and restrictions as set forth herein and in the Prospectus.

Each Advisory Agreement may be terminated at any time without the payment of any penalty by the Trustees, or by vote of a majority of the outstanding shares of the Fund, or by MassMutual, on sixty days' written notice. In addition, each Advisory Agreement automatically terminates if it is assigned or if its continuance is not specifically approved at least annually (1) by the affirmative vote of a majority of the Trustees or by the affirmative vote of a majority of the Fund's shares, and (2) by an affirmative vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Under the terms of each Advisory Agreement, a Fund recognizes MassMutual's control of the name "MassMutual" and the Trust agrees that its right to use such name is non-exclusive and can be terminated by MassMutual at any time. MassMutual's liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

MassMutual also serves as investment adviser to: MassMutual Corporate Investors and MassMutual Participation Investors, closed-end management investment companies; MML Money Market Fund, MML Equity Fund, MML Managed Bond Fund, MML Blend Fund, MML Equity Index Fund, MML Small Cap Value Equity Fund, MML Growth Equity Fund and MML Small Cap Growth Equity Fund, which are series of MML Series Investment Fund, an open-end management investment company; certain wholly owned subsidiaries of MassMutual; various private domestic and offshore investment funds and partnerships; and various employee benefit plans and separate investment accounts in which employee benefit plans invest.

The Trust, on behalf of each Fund, pays MassMutual an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows: .35% for the Prime Fund, .40% for the Short-Term Bond Fund, .48% for the Core Bond Fund, .50% for the Diversified Bond Fund, .48% for the Balanced Fund, .50% for the Core Equity Fund, .58% for the Small Cap Value Equity Fund;
 .68% for the Growth Equity Fund, .70% for the Mid Cap Growth Equity Fund, .82% for the Small Cap Growth Equity Fund, and .85% for the International Equity Fund.

For the last three fiscal years, the Funds have paid the following amounts as investment advisory fees to MassMutual pursuant to each Advisory Agreement:

                                         Gross           Waiver*         Net
Prime Fund
Year ended 12/31/96                   $ 1,150,292    ($   89,223)    $ 1,061,069
Year ended 12/31/97                   $ 1,155,353    ($   29,758)    $ 1,125,595
Year ended 12/31/98                   $ 1,143,154             --     $ 1,143,154

Short-Term Bond Fund
Year ended 12/31/96                   $   606,206    ($   47,791)    $   558,415
Year ended 12/31/97                   $   769,014    ($   18,246)    $   750,768
Year ended 12/31/98                   $ 1,163,327             --     $ 1,163,327

Core Bond Fund
Year ended 12/31/96                   $ 1,375,667    ($  128,270)    $ 1,247,397
Year ended 12/31/97                   $ 1,869,877    ($   49,361)    $ 1,820,516
Year ended 12/31/98                   $ 2,419,080             --     $ 2,419,080

Balanced Fund
Year ended 12/31/96                   $ 2,271,174    ($  203,071)    $ 2,068,103
Year ended 12/31/97                   $ 2,799,328    ($   74,994)    $ 2,724,334
Year ended 12/31/98                   $ 3,182,481             --     $ 3,182,481

Core Equity Fund
Year ended 12/31/96                   $10,377,627    ($1,077,667)    $ 9,299,960
Year ended 12/31/97                   $13,063,454    ($  391,015)    $12,672,439
Year ended 12/31/98                   $15,182,885             --     $15,182,885

Small Cap Value Equity Fund
Year ended 12/31/96                   $ 2,298,488    ($  182,305)    $ 2,116,183
Year ended 12/31/97                   $ 3,149,017    ($   65,671)    $ 3,083,346
Year ended 12/31/98                   $ 3,775,176             --     $ 3,775,176

International Equity Fund
Year ended 12/31/96                   $ 2,398,114    ($  196,769)    $ 2,201,345
Year ended 12/31/97                   $ 4,149,537    ($   50,753)    $ 4,098,784
Year ended 12/31/98                   $ 5,327,317             --     $ 5,327,317

*MassMutual's voluntary agreement to waive a portion of its management fee terminated May 1, 1997. See "Financial Highlights" in the Prospectus.

The Diversified Bond Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund commenced operations on May 3, 1999.

AFFILIATED INVESTMENT SUB-ADVISERS

Babson is a wholly-owned subsidiary of DLB Acquisition Corporation, an indirect, controlled subsidiary of MassMutual. HarbourView is a wholly owned subsidiary of OppenheimerFunds, Inc. ("OFI"), which is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company owned in part by senior management of OFI and ultimately controlled by MassMutual.


MassMutual pays to Babson a sub-advisory fee equal to an annual rate of .13% of the average daily net asset value of the Core Equity Fund, .13% of the average daily net asset value of the Core Equity Segment of the Balanced Fund and .25% of the average daily net asset value of the Small Cap Value Equity Fund. MassMutual pays to HarbourView a sub-advisory fee equal to an annual rate of
 .50% of the average daily net asset value of the International Equity Fund.

Securities held by the Funds are also frequently held by MassMutual investment accounts and by other investment companies and accounts for which MassMutual, Babson or HarbourView act as investment adviser or sub-adviser. If the same security is purchased or sold for any Fund and such accounts or companies at or about the same time, such purchases or sales normally will be combined, to the extent practicable, and will be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold for each. In determining the amounts to be purchased and sold, the main factors to be considered will be the investment objectives of the respective portfolios, the relative size of portfolio holdings of the same or comparable security, availability of cash for investment by the various portfolios and the size of their respective investment commitments. It is believed that the ability of the Funds to participate in larger volume transactions will, in most cases, produce better execution for the Funds. In some cases, however, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. It is the opinion of the Trust's management that such execution advantage and the desirability of retaining MassMutual, Babson, and HarbourView as advisers of the Funds outweigh the disadvantages, if any, which might result from this procedure.

UNAFFILIATED INVESTMENT ADVISERS

MFS is an indirect, wholly-owned subsidiary of Sun Life Assurance Company of Canada, and is registered with the SEC as an investment adviser. MFS is sub-adviser for the Growth Equity Fund. MassMutual pays to MFS a sub-advisory fee equal to an annual rate of .40% on the first $300 million of aggregate net assets under management, .37% on the next $300 million of aggregate net assets under management, .32% on the next $500 million of aggregate net assets under management, and .25% on aggregate net assets in excess of $1.5 billion of aggregate net assets under management. As used in this section, aggregate net assets under management means the aggregate of (i) average daily net assets of the specified Fund, plus (ii) the average daily net assets of all other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which the sub-adviser provides investment sub-advisory services. MFS also provides investment sub-advisory services for MML Growth Equity Fund, a series of MML Series Investment Fund, an open-end investment company for which MassMutual acts as investment manager.

MAS is a subsidiary of Morgan Stanley Dean Witter Investment Management Inc. and is registered with the SEC as an investment adviser. MAS is sub-adviser for Mid Cap Growth Equity Fund. MassMutual pays to MAS a sub-advisory fee equal to an annual rate of .55% on the first $150 million of aggregate net assets under management, and .50% on aggregate net assets in excess of $140 million. MAS does not provide any such services for other funds managed by MassMutual.

J.P. Morgan and Waddell & Reed both act as sub-advisers for Small Cap Growth Equity Fund, and both are registered with the SEC as investment advisers. Each sub-adviser will manage 50% of the net assets of the Fund's portfolio. Initially, each sub-adviser will be allocated their portion of the Fund's net assets based on cash flow received by the Fund. Annually, the Fund's portfolio will be rebalanced so that each sub-adviser's allocation is 50% of the net assets. MassMutual pays J.P. Morgan an investment sub-advisory fee at an annual rate of .60% on the first $100 million of aggregate net assets under management and .50% on aggregate net assets in excess of $200 million. MassMutual pays Waddell & Reed an investment sub-advisory fee at an annual rate of .75% on the first $100 million of aggregate net assets under management and, thereafter,
 .70% on aggregate net assets in excess of $100 million. J.P. Morgan and Waddell & Reed both provide sub-advisory services for MML Small Cap Growth Equity Fund, a series of MML Series Investment Fund, an open-end investment company for which MassMutual acts as investment manager.

YEAR 2000 ISSUE

Like other businesses and governments around the world, the Trust could be adversely affected if the computer systems used by MassMutual (and those with which it does business on behalf of the Trust) and the Trust's other service providers do not properly recognize the Year 2000. This is commonly known as "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating and implementing changes to computer systems and applications software to address the Year 2000 issue. MassMutual has informed the Trust that this is one of MassMutual's highest business operational priorities. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual is also seeking assurances from vendors, service providers, including a Fund's investment sub-adviser, and others with which MassMutual and the Trust conduct business in order to identify and resolve Year 2000 issues.

                       ADMINISTRATOR AND SUB-ADMINISTRATOR

MassMutual has entered into a separate administrative services agreement (each an "Administrative Services Agreement") with each Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Funds pursuant to the Administrative Services Agreements. The Trust, on behalf of each Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of the Fund which range from .2932% to .4075% for Class A shares; .1432% to .2575% for Class Y shares; .0675% to .1232% for Class S shares and .2932% to .4075% for Class L shares. MassMutual has entered into a sub-administration agreement with Investors Bank & Trust Company ("IBT"). As sub-administrator, IBT generally assists in all aspects of fund administration and is compensated by MassMutual for providing administrative services to the Funds.

For the last three fiscal years, the Funds have paid the following amounts as administrative services fees to MassMutual pursuant to each Administrative Services Agreement:

Prime Fund
Year ended 12/31/96                                                   $  208,805
Year ended 12/31/97                                                   $  209,004
Year ended 12/31/98                                                   $  198,633

Short-Term Bond Fund
Year ended 12/31/96                                                   $  106,637
Year ended 12/31/97                                                   $  134,919
Year ended 12/31/98                                                   $  201,862

Core Bond Fund
Year ended 12/31/96                                                   $  258,828
Year ended 12/31/97                                                   $  348,743
Year ended 12/31/98                                                   $  418,822

Balanced Fund
Year ended 12/31/96                                                   $  431,541
Year ended 12/31/97                                                   $  527,470
Year ended 12/31/98                                                   $  550,978

Core Equity Fund
Year ended 12/31/96                                                   $2,088,712
Year ended 12/31/97                                                   $2,594,600
Year ended 12/31/98                                                   $2,623,373

Small Cap Value Equity Fund
Year ended 12/31/96                                                   $  361,815
Year ended 12/31/97                                                   $  490,532
Year ended 12/31/98                                                   $  534,899

International Equity Fund
Year ended 12/31/96                                                   $  275,670
Year ended 12/31/97                                                   $  467,044
Year ended 12/31/98                                                   $  486,162

                                 THE DISTRIBUTOR

The Trust's shares are continuously distributed by MML Distributors, LLC (the "Distributor"), located at 1414 State Street, Springfield, Massachusetts 01144-1013, pursuant to a Distribution Agreement with the Trust dated as of May 3, 1999 (the "Distribution Agreement"). The Distributor pays commissions to its selling dealers as well as the cost of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with distribution of shares of the Funds. The Distributor is a majority-owned subsidiary of MassMutual.

The Distribution Agreement will continue in effect for an initial two-year period, and thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of a majority of the shares of the Trust; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval.

                              CLASS A SERVICE PLANS

The Trust has adopted, with respect to the Class A shares of each Fund, a Service Plan and Agreement (each such plan, a "Plan") pursuant to rule 12b-1 under the 1940 Act. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans, by vote cast in person at a meeting called for the purpose of voting on such Plans, approved the Plans on August 4, 1997 for the Prime Fund, Short-Term Bond Fund, Core Bond Fund, Balanced Fund, Core Equity Fund, Small Cap Value Equity Fund and International Equity Fund, and on February 1, 1999 for the Diversified Bond Fund, Growth Equity Fund, Mid Cap Growth Equity Fund and Small Cap Growth Equity Fund. Under the terms of each Plan, the Trust is permitted to compensate, out of the assets attributable to the Class A shares of the applicable Fund, in an amount up to 0.25% on an annual basis of the average daily net assets attributable to that class, MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services (the "Servicing Fee") to Class A shareholders. The Class A service plans are of a type known as a compensation plan. This means that although the Trustees are expected to take into account the expenses of the Adviser, the fees are payable to compensate the Adviser for services rendered even if the amounts paid by a Fund exceeds the Adviser's expenses. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A shareholders of a Fund and/or maintenance of Class A shareholder accounts. MassMutual's Servicing Fee expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of agents or employees of MassMutual, the Distributor or Sub-Distributor, pension consultants or participating or introducing brokers and other financial intermediaries who assist investors in completing account forms and selecting dividend and other account options; who aid in the processing of redemption requests for Class A shares or the processing of dividend payments with respect to Class A shares; who prepare, print and deliver prospectuses and shareholder reports to Class A shareholders; who oversee compliance with federal and state laws pertaining to the sale of Class A shares; who provide information periodically to Class A shareholders showing their position in Class A shares; who issue account statements to Class A shareholders; who furnish shareholder sub-accounting; who forward communications from a Fund to Class A shareholders; who render advice regarding particular shareholder account options offered by a Fund in light of shareholder needs; who provide and maintain elective shareholder services; who provide and maintain pre-authorized investment plans for Class A shareholders; who respond to inquiries from Class A shareholders relating to such services; and/or who provide such similar services as permitted under applicable statutes, rules or regulations.

Each Plan provides that it may not be amended to materially increase the costs which Class A shareholders may bear under the Plan without the approval of a majority of the outstanding Class A shares of the Fund.

Each Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by (i) Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. Each Plan provides that MassMutual shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

The Conduct Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services), are not subject to the limits. The Trust believes that all of the fees paid pursuant to the Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

Under the 12b-1 plans for Class A shares of the Funds, the Trust paid service fees in 1998 of approximately $292 for the Prime Fund, $315 for the Short-Term Bond Fund, $341 for the Core Bond Fund, $414 for the Balanced Fund, $522 for the Core Equity Fund, $458 for the Small Cap Value Equity Fund, and $345 for the International Equity Fund, all of which was paid to MassMutual.

             CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT

IBT, located at 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of the Funds' investments (the "Custodian") and is the Funds' transfer agent and dividend disbursing agent (the "Transfer Agent"). As custodian, IBT has custody of the Funds' securities and maintains certain financial and accounting books and records. The Custodian and the Transfer Agent do not assist in, and are not responsible for, the investment decisions and policies of the Funds.

                          INDEPENDENT PUBLIC ACCOUNTANT

Deloitte & Touche LLP, New York, New York, is the Trust's independent public accountant.

PricewaterhouseCoopers LLP ("PwC") resigned as the Trust's independent public accountant, effective February 23, 1999, after consultation with the staff of the Securities and Exchange Commission (SEC) on the issue of its independence to the Trust. Deloitte & Touche LLP was approved as the Trust's independent public accountant by the Board of Trustees for fiscal years 1998 and 1999. PwC did not resign as a result of a disagreement on any matters relating to accounting principles or practices, financial statement disclosures or auditing scope or procedure.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund which purchases or sells securities on a securities exchange pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Each adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Under each Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, an adviser may cause a Fund to pay a broker-dealer which provides brokerage and research services to the adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the adviser's overall responsibilities to the Trust and to its other clients. The term "brokerage and research services" includes: advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Distributor) who were selected to execute transactions on behalf of the Trust and the adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to an adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by the Trust, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the adviser. Research provided by brokers is used for the benefit of all of the adviser's clients and not solely or necessarily for the benefit of the Trust. The adviser attempts to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the adviser as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fee that the Trust pays on behalf of each Fund to MassMutual will not be reduced as a consequence of an adviser's receipt of brokerage and research services. To the extent the Trust's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined. Such services would be useful and of value to an adviser in serving both the Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to an adviser in carrying out its obligations to the Trust.

Brokerage commissions paid by the Funds for the fiscal years ended December 31, 1998, December 31, 1997, and December 31, 1996, respectively, were as follows:
Balanced Fund $212,554.36, $174,902, and $115,756; Core Equity Fund
$1,030,560.95, $1,494,262, and $933,716; Small Cap Value Equity Fund
$638,429.88, $423,705, and $430,964; and International Equity Fund
$2,377,044.12, $2,025,648, and $1,103,103. Approximately $8,193 and $35,000 of
the brokerage commissions paid by the Fund for the fiscal years ended December 31, 1998 and 1997, respectively, were paid to Jefferies & Co., Inc. ("Jefferies") and Advest, Inc. Jefferies and Advest, Inc. are wholly-owned subsidiaries of a company for which one Trustee serves as a director.

                         SHAREHOLDER INVESTMENT ACCOUNT

A Shareholder Investment Account is established for each Investor in the Funds. Each account contains a record of the shares of each Fund maintained by the Transfer Agent. No share certificate will be issued. Whenever a transaction takes place in the Shareholder Investment Account, the Investor will be mailed a statement showing the transaction and the status of the account.

                              DESCRIPTION OF SHARES

The Trust is a series company. The Trust may issue an unlimited number of shares of multiple classes, in one or more series as the Trustees may authorize, with or without par value as the Trustees may prescribe. Each share of a particular class of a series represents an equal proportionate interest in that series with each other share of the same class, none having priority or preference over another. Each series is preferred over all other series in respect of the assets allocated to that series. Each share of a particular class of a series is entitled to a pro rata share of any distributions declared in respect of that class and, in the event of liquidation, a pro rata share of the net assets of that class remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive or subscription rights. Under the Trust's Declaration of Trust, the Board of Trustees is authorized to create new series and classes without shareholder approval. To date shares of sixteen separate series have been authorized, eleven of which constitute the interests in the Funds described in the Prospectus. Shares of each Fund entitle their holder to one vote for each dollar (or proportionate fractional vote for each fraction of a dollar) of net asset value per share of each Fund or class for each share held as to any matter on which such shares are entitled to vote.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations.

                              REDEMPTION OF SHARES

With respect to each Fund, the Trustees may suspend the right of redemption, postpone the date of payment or suspend the determination of net asset value (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closing), (b) for any period during which trading in the markets the Fund normally uses is restricted, (c) when an emergency exists as determined by the SEC so that disposal of the Fund's investments or a determination of its net asset value is not reasonably practicable, or (d) for such other periods as the SEC by order may permit for the protection of the Trust's shareholders. While the Trust's Declaration of Trust would permit it to redeem shares in cash or other assets of the Fund or both, the Trust has filed an irrevocable election with the SEC to pay in cash all requests for redemption received from any shareholder if the aggregate amount of such requests in any 90-day period does not exceed the lesser of $250,000 or 1% of a Fund's net assets.

                        VALUATION OF PORTFOLIO SECURITIES

The net asset value per share of each Fund is determined by the Custodian at 4:00 p.m., Eastern Time, on each day the NYSE is open for trading and the Custodian is open for business. The NYSE currently is not open for trading on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions.

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Money market obligations with a remaining maturity of sixty days or less are valued at amortized cost unless such value does not represent fair value. All other securities and other assets, including debt securities the prices for which supplied by a pricing agent are deemed by MassMutual not to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including some restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. Each class of shares of a Fund will be charged with liabilities directly attributable to such class, and other Fund expenses are to be allocated in proportion to the net asset values of the respective classes.

                             INVESTMENT PERFORMANCE

The yield of the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund and the Diversified Bond Fund, as well as total return figures for all of the Funds, may be provided in reports, sales literature and advertisements. Any performance information with respect to any class of Fund shares will be provided net of any Fund expenses for that class.

Yield for each class of shares of such Funds will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          YIELD = 2 [(a - b + 1) 6 - 1]
                                      -----
                                       cd

      Where:      a   = dividends and interest earned during the period.

                  b   = expenses accrued for the period (net of
                        reimbursements, if any).

                  c   = the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.

                  d   = the maximum offering price (which is the net asset
                        value) per share on the last day of the period.

Set forth below is the yield for Class S shares of the Prime Fund, Short-Term Bond Fund and Core Bond Fund for the 30-day period ended December 31, 1998. The Diversified Bond Fund commenced operations as of May 3, 1999.

               Yield for the 30-Day Period Ended December 31, 1998
                           Class S Shares* (Unaudited)

                        Fund                    Yield

                        Prime Fund              5.41%
                        Short-Term Bond Fund    4.89%
                        Core Bond Fund          5.69%

*Yield for Class A, Y and S shares may differ due to different expense structures. Class L shares had not been established as of December 31, 1998.

Each of the Funds may also advertise its total return for each class of shares. Total return quotations will be based upon a stated period and will be computed by determining the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

                                 P(1 + T) n = ERV

      Where:      P   = a hypothetical initial payment of $1000.

                  T   = average annual total return.

                  n   = number of years.

                  ERV = ending redeemable value at the end of the stated
                        period of a hypothetical $1000 payment

                  ERV = made at the beginning of the stated period.

The Funds may show total return calculated without giving effect to the voluntary partial waiver of management fee by MassMutual, which terminated May 1, 1997 ("Standardized Total Return Without Reduction in Management Fee"). See "Financial Highlights" in the Prospectus. Each investment performance figure will be carried to the nearest hundredth of one percent.

A Fund's yield or total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future. The yield is a function of available interest rates on securities in which the Fund invests, which can be expected to fluctuate, as well as of the quality, maturity and types of portfolio instruments held by the Fund and of the Fund's operating expenses. The yield may be affected if, through net sales of its shares, there is a net investment of new money in the Fund which the Fund invests at returns different from those being earned on current portfolio instruments. Yield may also vary if the Fund experiences net redemptions, which may require the disposition of some of the Fund's current portfolio instruments. Total return is a function of the value of the Fund's portfolio securities over time, which may be expected to fluctuate, as well as of income earned by the Fund on such securities and of the Fund's operating expenses.

Average Annual Total Return for the periods ended December 31, 1998.

--------------------------------------------------------------------------------
                                     1 YEAR
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               Class A     Class Y    Class S
--------------------------------------------------------------------------------
Prime Fund and its predecessor SIA G              4.60%      5.14%      5.39%
--------------------------------------------------------------------------------
Short-Term Bond Fund and its predecessor
SIA F                                             5.75%      6.12%      6.29%
--------------------------------------------------------------------------------
Core Bond Fund and its predecessor SIA E          7.75%      8.25%      8.44%
--------------------------------------------------------------------------------
Balanced Fund and its predecessor SIA M          12.78%     13.23%     13.50%
--------------------------------------------------------------------------------
Core Equity Fund and its predecessor SIA A       15.96%     16.49%     16.75%
--------------------------------------------------------------------------------
Small Cap Value Equity Fund and its
predecessor SIA S                                -9.58%     -9.25%     -9.02%
--------------------------------------------------------------------------------
International Equity Fund and its
predecessor SIA I                                 4.40%      4.84%      5.05%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     3 YEARS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               Class A     Class Y    Class S
--------------------------------------------------------------------------------
Prime Fund and its predecessor SIA G              4.63%     5.11%     5.34%
--------------------------------------------------------------------------------
Short-Term Bond Fund and its predecessor
SIA F                                             5/60%     6.03%     6.23%
--------------------------------------------------------------------------------
Core Bond Fund and its predecessor SIA E          6.27%     6.75%     6.96%
--------------------------------------------------------------------------------
Balanced Fund and its predecessor SIA M          14.25%    14.74%    14.99%
--------------------------------------------------------------------------------
Core Equity Fund and its predecessor SIA A       21.10%    21.63%    21.89%
--------------------------------------------------------------------------------
Small Cap Value Equity Fund and its
predecessor SIA S                                14.35%    14.81%    15.06%
--------------------------------------------------------------------------------
International Equity Fund and its
predecessor SIA I                                12.25%    12.73%    12.96%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     5 YEARS
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               Class A     Class Y    Class S
--------------------------------------------------------------------------------
Prime Fund and its predecessor SIA G             4.46%      4.93%      5.16%
--------------------------------------------------------------------------------
Short-Term Bond Fund and its predecessor
SIA F                                            5.16%      5.60%      5.82%
--------------------------------------------------------------------------------
Core Bond Fund and its predecessor SIA E         6.24%      6.72%      6.93%
--------------------------------------------------------------------------------
Balanced Fund and its predecessor SIA M         12.84%     13.33%     13.57%
--------------------------------------------------------------------------------
Core Equity Fund and its predecessor SIA A      19.14%     19.65%     19.91%
--------------------------------------------------------------------------------
Small Cap Value Equity Fund and its
predecessor SIA S                               11.10%     11.57%     11.81%
--------------------------------------------------------------------------------
International Equity Fund and its
predecessor SIA I                                6.88%      7.35%      7.57%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          10 YEARS (or since inception)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               Class A     Class Y    Class S
--------------------------------------------------------------------------------
Prime Fund and its predecessor SIA G             4.89%      5.36%      5.58%
--------------------------------------------------------------------------------
Short-Term Bond Fund and its predecessor
SIA F                                             N/A        N/A        N/A
--------------------------------------------------------------------------------
Core Bond Fund and its predecessor SIA E         8.42%      8.90%      9.12%
--------------------------------------------------------------------------------
Balanced Fund and its predecessor SIA M         12.19%     12.67%     12.91%
--------------------------------------------------------------------------------
Core Equity Fund and its predecessor SIA A      15.71%     16.21%     16.46%
--------------------------------------------------------------------------------
Small Cap Value Equity Fund and its
predecessor SIA S                               12.23%     12.71%     12.95%
--------------------------------------------------------------------------------
International Equity Fund and its
predecessor SIA I                                 N/A        N/A        N/A
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

From time-to-time and only to the extent the comparison is appropriate for the Funds, the Trust may quote the performance of the Funds in advertising and other types of literature and may compare the performance of the Funds to the performance of various indices and investments for which reliable performance data is available. The performance of the Funds may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

Performance information for the Funds may be compared, in reports and promotional literature, to the S&P 500 Index, the Russell 2000 Index, Russell 2500 Index, the Lehman Brothers 20+ Treasury Index, Donoghue's Money Fund Averages, the Lehman Brothers 5-7 Year Treasury Index, Lehman Brothers Government Bond Index, Lehman Brothers Intermediate Aggregate Bond Index, Lehman Brothers Treasury Bond Index, Lipper Balanced Fund Average, Lipper Growth Fund Average, Lipper Flexible Portfolio Fund Average, Lehman Brothers Intermediate Treasury Index, 91-Day Treasury Bill Average, Morgan Stanley Capital International Index for Europe, Australia and the Far East ("MSCI EAFE Index"), or other appropriate managed or unmanaged indices of the performance of various types of investments, so that investors may compare a Fund's results with those of indices widely regarded by investors as representative of the security markets in general. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Managed indices generally do reflect such deductions.

The Trust also may use the following information in advertisements and other types of literature, but only to the extent the information is appropriate for the Funds: (1) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (2) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (4) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

Each of the Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., (including the Lipper General Bond Fund Average, the Lipper Intermediate Investment Grade Debt Fund Average, the Lipper Bond Fund Average, the Lipper Growth Fund Average, the Lipper Flexible Fund Average), Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services which monitor the performance of mutual funds. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

                             OTHER ADVERTISING ITEMS

The Trust may discuss in advertising and other types of literature that a Fund has been assigned a rating by a NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by such Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with other rated investments. Of course past performance cannot be a guarantee of future results. General mutual fund statistics provided by the Investment Company Institute may also be used.

                                    TAXATION

Each Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a "regulated investment company," a Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities). If a Fund fails to qualify as a regulated investment company, it will be treated as an ordinary corporation for federal income tax purposes.

As a regulated investment company electing to have its tax liability determined under Subchapter M, in general a Fund will not be subject to federal income tax on its ordinary income or capital gains that are distributed. As a Massachusetts business trust, a Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Designated distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate, depending on the holding period in the portfolio investment.

Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes. Investment income and gains received by a Fund from sources outside the United States might be subject to foreign taxes which are withheld at the source. The effective rate of these foreign taxes cannot be determined in advance because it depends on the specific countries in which its assets will be invested, the amount of the assets invested in each such country and the possible applicability of treaty relief.

The International Equity Fund may be eligible to make an election under Section 853 of the Code so that any of its shareholders subject to federal income taxes will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limits the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. In addition, the ability of shareholders to claim a foreign tax credit is subject to a holding period requirement. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from U.S. taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The International Equity Fund will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries. Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders subject to federal income taxes may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate depending on the Investor's holding period in Fund shares. However, a loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. The state and local tax effects of distributions received from a Fund, and any special tax considerations associated with foreign investments of the Fund, should be examined by investors with regard to their own tax situation.

A Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which a Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will make up a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action. This discussion of the federal income tax treatment of the Fund and its shareholders does not describe in any respect the tax treatment of any particular arrangement, e.g., tax-exempt trusts or insurance products, pursuant to which or by which investments in the Fund may be made.

                                     EXPERTS

The financial statements of each of the Funds are set forth in the Funds' Annual Reports as of December 31, 1998, and are incorporated herein by reference in reliance on the report of Deloitte & Touche LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing. A copy of the Funds' Annual Report as of December 31, 1998 is available, without charge, upon request.

                                    GLOSSARY

Currency Transactions: include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swamps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap.

Duration: indicates how interest rate changes will affect a debt instrument's price. As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates fell 1%. The market price of a bond with a duration of four years would be expected to increase or decline twice as much as the market price of a bond with a two-year duration. Duration measures a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flow over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. Determining duration may involve the Adviser's estimates of future economic parameters, which may vary from actual future values.

Investor: include a plan sponsor, plan fiduciary, trustee, institutional investor, insurance company separate investment account and/or any other person or entity described in the Prospectus as an eligible purchase of shares, that purchases shares of the Trust and is hereinafter referred to as Investor or collectively referred to as Investors.

NRSRO: means a nationally recognized statistical rating organization. For a description of the ratings of two NRSROs, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see the Appendix to the SAI. For example, the four investment grade ratings in descending order for debt securities as rated by Moody's are Aaa, Aa, A and Baa -- including Baa3. The four investment grade ratings for debt securities as rated by S&P are AAA, AA, A and BBB -- including BBB-. For commercial paper, Moody's two highest ratings are P-1 and P-2 and S&P's two highest ratings are A-1 and A-2.

U.S. Government Securities: include obligations issued, sponsored, assumed and guaranteed as to principal and interest by the Government of the United States, its agencies and instrumentalities, and securities backed by such obligations, including FHA/VA guaranteed mortgages.

The name MassMutual Institutional Funds is the designation of the Trustees under a Declaration of Trust dated May 28, 1993, as amended from time to time. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of any of the Trustees, shareholders, officers, employees or agents of such Trust, but only the property of the relevant Fund shall be bound.

                  APPENDIX - DESCRIPTION OF SECURITIES RATINGS

Although the ratings of fixed-income securities by S&P and Moody's are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P and Moody's commercial paper, bond and municipal securities ratings are set forth below.

Commercial Paper Ratings:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. Issues assigned the highest rating of A are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety. The A-1 and A-2 categories are described as follows:

      A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be noted with a plus (+) sign designation.

      A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

      Issuers (or supporting institutions) rated Prime-1 (or P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 (or P-1) repayment ability will normally be evidenced by many of the following characteristics:

            S     Leading market positions in well-established industries.
            S     High rates of return on funds employed.
            S     Conservative capitalization structure with moderate reliance on debt and ample asset protection.
            S     Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            S     Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Bond Ratings:

S&P describes its four highest ratings for corporate debt as follows: AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

      A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's describes its four highest corporate bond ratings as follows:

      Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.

      Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Part C

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PART C: OTHER INFORMATION

Item 23: Exhibits

Exhibit A: Copy of Registrant's Agreement and Declaration of Trust, as amended June 14, 1993. /1/

Exhibit B: Copy of Registrant's By-Laws, as now in effect. /1/

Exhibit C: None.

Exhibit D:

(1) Copy of specimen Investment Management Agreement between certain of Registrant's series (MassMutual Core Bond, MassMutual Core Equity, MassMutual Small Cap Value, MassMutual Balanced, MassMutual Diversified Bond, MassMutual Growth Equity Fund, MassMutual Mid Cap Growth Equity Fund and MassMutual Small Cap Growth Equity Fund) and Massachusetts Mutual Life Insurance Company ("MassMutual"). /5/

(2) Copy of Investment Management Agreements between certain of Registrant's series (Prime Fund, Short Term Bond Fund, and International Equity Fund). /1/

(3) Copy of Investment Sub-Advisory Agreement between MassMutual and David L. Babson and Company, Inc ("Babson"). /3/

(4) Copy of Investment Sub-Advisory Agreement between MassMutual and HarbourView Asset Management Corporation("HarbourView"). /1/

(5) Copy of Investment Sub-Advisory Agreement between MassMutual and Massachusetts Financial Services Company ("MFS") with respect to the Growth Equity Fund. /5/

(6) Copy of Investment Sub-Advisory Agreement between MassMutual and Miller Anderson & Sherrerd, LLP ("MAS") with respect to the Mid Cap Growth Equity Fund. /5/

(7) Copy of Investment Sub-Advisory Agreement between MassMutual and J.P. Morgan Investment Management Inc. ("J.P. Morgan") with respect to the Small Cap Growth Equity Fund. /5/

(8) Copy of Investment Sub-Advisory Agreement between MassMutual and Waddell & Reed Investment Management Company ("Waddell & Reed") with respect to the Small Cap Growth Equity Fund. /5/

Exhibit E

(1) Copy of General Distributors Agreement between the Trust and MML Distributors, LLC. /5/

Exhibit F: None.

Exhibit G:

(1) Copy of Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")./1/

(2) Schedule 1 to the Custodian Agreement dated May 3, 1999 between the Trust and Investors Bank & Trust Company ("IBT"). /5/

(3) Specimen Administrative and Shareholder Services Agreement between each of Registrant's series and MassMutual for the provision of administrative and shareholder services. /5/

(4)Appendix A to the Amended and Restated Transfer Agency and Service Agreement among the Trust, MassMutual and IBT./5/

Exhibit H:

Copy of Class L Shareholder Services Agreement between each of Registrant's series and MassMutual for the provision of shareholder services for the owners of the Class L Shares./5/

Exhibit I:

(1) Opinion of Counsel. /4/

(2) Opinion and Consent of Counsel with respect to Growth Equity, Mid Cap Growth Equity, Small Cap Growth Equity and Diversified Bond Fund. /5/

Exhibit J:

(1) Consent of Ropes & Gray previously filed as Exhibit 10 to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement filed August 30, 1994.

(2) Consent of Independent Accountants, PricewaterhouseCoopers L.L.P. /5/

(3) Consent of Independent Auditors, Deloitte & Touche, LLP. /5/

(4) Powers of Attorney for Ronald J. Abdow, Charles J. McCarthy, John H. Southworth, Mary E. Boland. /1/

(5) Powers of Attorney for Richard H. Ayers, David E.A. Carson, Richard G. Dooley, Richard W. Greene, Beverly L. Hamilton, and F. William Marshall, Jr. /3/

(6) Power of Attorney for Michael D. Hays, Chief Financial Officer. /5/

Exhibit K: None.

Exhibit L: None.

Exhibit M

(1) Form of Class A Rule 12b-1 Plans for the following Funds: MassMutual Prime Fund, MassMutual Equity Fund, MassMutual Short-Term Bond Fund, MassMutual Core Bond Fund, MassMutual Balanced Fund, MassMutual Core Equity Fund, MassMutual Small Cap Value Equity Fund, MassMutual International Equity Fund./2/

(2) Copy of Class A Rule 12b-1 Plans for the following Funds: Growth Equity, Mid Cap Growth Equity, Small Cap Growth Equity and Diversified Bond Fund. /5/

(3) Form of Class Y Rule 12b-1 Plans for the following Funds: MassMutual Prime Fund, MassMutual Equity Fund, MassMutual Short-Term Bond Fund, MassMutual Core Bond Fund, MassMutual Balanced Fund, MassMutual Core Equity Fund, MassMutual Small Cap Value Equity Fund, MassMutual International Equity Fund./2/

(4) Copy of Class Y Rule 12b-1 Plans for the following Funds: Growth Equity, Mid Cap Growth Equity, Small Cap Growth Equity and Diversified Bond Fund. /5/

(5) Copy of Class L 12b-1 Plans for all the Funds./5/

Exhibit N:

Financial Data Schedules./5/

Exhibit O:

Amended and Restated Rule 18f-3 Plan./5/
-------------

/1/Incorporated by reference to Registrant's Post-Effective Amendment ("PEA") No. 4 to the Registration Statement filed via EDGAR on October 2, 1997.

/2/Incorporated by reference to Registrant's PEA No. 6 to the Registration Statement filed via EDGAR on November 26, 1997.

/3/Incorporated by reference to Registrant's PEA No. 3 to the Registration Statement filed via EDGAR on April 28, 1997.

/4/ Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement filed August 30, 1994.

/5/ Filed herewith.

Item 24: Person Controlled by or Under Common Control with the Fund

At the date of this Post-Effective Amendment to the Registration Statement, Registrant did not, directly or indirectly, control any person. Registrant was organized by MassMutual primarily to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. Currently, the Registrant provides a vehicle for the investment of assets of various separate investment accounts established by MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant's series as are purchased with separate account assets. As a result, MassMutual will own substantially all of the shares of Registrant, probably for a number of years.

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. CM Assurance Company, a Connecticut corporation which operates as a life and health insurance company, all the stock of which is owned by MassMutual. This subsidiary is inactive.

2. CM Benefit Insurance Company, a Connecticut corporation which operates as a life and health insurance company, all the stock of which is owned by MassMutual. This subsidiary is inactive.

3. C.M. Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company, all the stock of which is owned by MassMutual.

4. MML Bay State Life Insurance Company, a Connecticut corporation which operates as a life and health insurance company, all the stock of which is owned by MassMutual.

5. MML Distributors, LLC, a Connecticut limited liability company which operates as a securities broker-dealer. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

6. MassMutual Holding Company, a Delaware corporation which operates as a holding company for certain MassMutual entities, all the stock of which is owned by MassMutual.

7. MassMutual of Ireland, Limited, a corporation organized in the Republic of Ireland which formerly operated to provide claims service to holders of MassMutual group life and health insurance contracts. This subsidiary is inactive and will be dissolved in the near future. All of the stock of which is owned by MassMutual.

8. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All the shares issued by the Trust are owned by MassMutual and certain of its affiliates.

9. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company, all of the shares of which are owned by MassMutual.

10. G.R. Phelps & Co., Inc., a Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company. This subsidiary is inactive and expected to be dissolved.

11. MassMutual Mortgage Finance, LLC, a Delaware limited liability company which makes, acquires, holds and sells mortgage loans.

12. MML Investors Services, Inc., a Massachusetts corporation which operates as a securities broker-dealer. MassMutual Holding Company owns 86% of the capital stock and G.R. Phelps & Co. Inc., owns 14% of the capital stock of MML Investor Services, Inc.

13. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc. This subsidiary qualifies as a "Massachusetts Security Corporation" under Chapter 63 of Massachusetts General Laws.

14. MassMutual Holding Trust I, a Massachusetts business trust, which operates as a holding company for separately staffed MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust I.

15. MassMutual Holding Trust II, a Massachusetts business trust, which operates as a holding company for non-staffed MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust II.

16. MassMutual International, Inc., a Delaware corporation which operates as a holding company for those entities constituting MassMutual's international insurance operations, all of the stock of which is owned by MassMutual Holding Company.

17. MML Insurance Agency, Inc., a Massachusetts corporation which operates as an insurance broker, all of the stock of which is owned by MML Investors Services, Inc.

18. MML Securities Corporation, a Massachusetts corporation which operates as a "Massachusetts Securities Corporation", under Section 63 of the Massachusetts General Laws, all of the stock of which is owned by MML Investors Services, Inc.

19. DISA Insurance Services of America, Inc., an Alabama corporation which operates as an insurance broker. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

20. Diversified Insurance Services of America, Inc., a Hawaii corporation which operates as an insurance broker. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

21. MML Insurance Agency of Mississippi, P.C., a Mississippi corporation that operates as an insurance broker and is controlled by MML Insurance Agency, Inc.

22. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

23. MML Insurance Agency of Ohio, Inc., an Ohio corporation which operates as an insurance broker and is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

24. MML Insurance Agency of Texas, Inc., a Texas corporation which operates as an insurance broker and is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

25. MassMutual Corporate Value Limited, a Cayman Islands corporation which holds 88.33% ownership interest in MassMutual Corporate Value Partners Limited, another Cayman Islands Corporation operating as a high yield bond fund (MassMutual Holding MSC, Inc. 46.41%).

26. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds approximately 88% ownership interest in this company and MassMutual holds approximately 5% ownership interest in this company.

27. 9048-5434 Quebec, Inc., a Canadian corporation, which operates as the owner of Hotel du Parc in Montreal, Quebec, Canada. MassMutual Holding MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

28. 1279342 Ontario Limited, a Canadian corporation, which operates as the owner of Deerhurst Resort in Huntsville Ontario, Canada. MassMutual Holding MSC, Inc. owns all of the shares of 1279342 Ontario Limited.

29. Antares Capital Corporation, a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 99% of the capital stock of Antares.

30. Charter Oak Capital Management, Inc., a Delaware corporation that operates as a manager of institutional investment portfolios. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

31. Cornerstone Real Estate Advisers, Inc., a Massachusetts corporation which operates as an investment adviser, all the stock of which is owned by MassMutual Holding Trust I.

32. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which operates as a holding company for David L. Babson and Company Inc. MassMutual Holding Trust I owns 85% of the outstanding capital stock of DLB.

33. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which operates as a holding company for the Oppenheimer companies. MassMutual Holding Trust I owns 89% of the capital stock of OAC.

34. David L. Babson and Company Incorporated, a Massachusetts corporation which operates as an investment adviser, all of the stock of which is owned by DLB.

35. Babson Securities Corporation, a Massachusetts corporation which operates as a securities broker-dealer, all of the stock of which is owned by David L. Babson and Company Incorporated.

36. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as an investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

37. Potomac Babson Incorporated, a Massachusetts corporation which operates as an investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

38. OppenheimerFunds, Inc., a Colorado corporation which operates as an investment adviser to the OppenheimerFunds, all of the stock of which is owned by OAC.

39. Centennial Asset Management Corporation, a Delaware corporation that operates as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

40. HarbourView Asset Management Corporation, a New York corporation, which operates as an investment adviser, all the stock of which is owned by OppenheimerFunds, Inc.

41. OppenheimerFunds Distributor, Inc., a New York corporation, which operates as a securities broker dealer, all the stock of which is owned by OppenheimerFunds, Inc.

42. Oppenheimer Partnership Holdings, Inc., a Delaware corporation which operates as a holding company, all the stock of which is owned by OppenheimerFunds, Inc.

43. Oppenheimer Real Asset Management, Inc., a Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets, all the stock of which is owned by OppenheimerFunds, Inc.

44. Shareholder Financial Services, Inc., a Colorado corporation which operates as a transfer agent for mutual funds, all the stock of which is owned by OppenheimerFunds, Inc.

45. Shareholder Services, Inc., a Colorado corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds, all the stock of which is owned by OppenheimerFunds, Inc.

46. Centennial Capital Corporation, a Delaware corporation that formerly sponsored a unit investment trust. Centennial Asset Management Corporation owns all the outstanding shares of Centennial Capital Corporation.

47. Cornerstone Office Management, LLC, a Delaware limited liability company which serves as the general partner of Cornerstone Suburban Office, LP that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

48. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

49. CM Advantage, Inc., a Connecticut corporation that serves as a general partner in real estate limited partnerships. This subsidiary is largely inactive and will be dissolved in the near future. MassMutual Holding Trust II owns all of the outstanding stock.

50. CM International,Inc., a Delaware corporation which is the issuer of collateralized mortgage obligation securities. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

51. CM Property Management, Inc., a Connecticut corporation which serves as the General Partner of Westheimer 335 Suites Limited Partnership. The Partnership holds a ground lease with respect to hotel property in Houston, Texas, all the stock of which is owned by MassMutual Holding Trust II.

52. HYP Management, Inc., a Delaware corporation which operates as the "LLC Manager" of MassMutual High Yield Partners II LLC, a high yield bond fund. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

53. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc., MassMutual/Darby CBO, LLC, Somers CDO, Limited, MassMutual High Yield Partners II, LLC and other MassMutual investments. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

54. MassMutual High Yield Partners II LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds approximately 2.52%, MMHC Investment Inc. holds approximately 34.87% , and HYP Management, Inc. holds approximately 3.82%, for an approximate total of 41.21% of the ownership interest in this company.

55. MML Realty Management Corporation, a Massachusetts Corporation which formerly operated as a manager of properties owned by MassMutual, all the stock of which is owned by MassMutual Holding Trust II.

56. MassMutual Benefits Management, Inc., (formerly Westheimer 335 Suites, Inc.) a Delaware Corporation which supports MassMutual with benefit plan administration and planning services. MassMutual Holding Trust II owns all of the outstanding stock.

57. Somers CDO, Limited, a Cayman Islands corporation that operates as a fund investing in high yield debt securities of primarily U.S. issues. MMHC Investment Inc., holds 38.10% of the subordinated notes of this issue which are treated as equity for tax purposes. Registrant is the collateral manager of Somers CDO, Limited.

58. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest and MassMutual holds a 99% limited partnership interest.

59. MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the LLC Manager of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. MMHC Investment, Inc. owns 50% of the capital stock of this company.

60. MassMutual/Darby CBO LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual holds 1.79%, MMHC Investment Inc. holds 44.91% and MassMutual High Yield Partners LLC, holds 2.39% of the ownership interest in this company.

61. Urban Properties, Inc., a Delaware corporation which serves as a General Partner of real estate limited partnerships and as a real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

62. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which MassMutual Benefits Management is the general partner.

63. MassMutual Internacional (Argentina) S.A., a corporation organized in the Argentine Republic, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

64. MassMutual Internacional (Chile) S.A., a corporation organized in the Republic of Chile, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

65. MassMutual International (Bermuda) Ltd., a corporation organized in Bermuda, which operates as a life insurance company, all of the stock of which is owned by MassMutual International Inc.

66. MassMutual International (Luxembourg) S.A., a corporation organized in the Grand Duchy of Luxembourg, which operates as a life insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

67. MassLife Seguros de Vida S.A., a corporation organized in the Argentine Republic, which operates as a life insurance company. MassMutual International Inc. owns 99.9% of the outstanding capital stock of MassLife Seguros de Vida S.A.

68. MassMutual Services, S.A., a corporation organized in the Argentine Republic which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99% of the outstanding shares and MassMutual International, Inc. owns 1% of the shares.

69. Mass Seguros de Vida S.A., a corporation organized in the Republic of Chile, which operates as a life insurance company. MassMutual International (Chile) S.A. owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

70. Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

71. Compania de Seguros VidaCorp, S.A., a corporation organized in the Republic of Chile, which operates as an insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company.

72. Oppenheimer Series Fund Inc., a Maryland corporation which operates as an investment company of which MassMutual and its affiliates own a majority of certain series of shares issued by the fund.

73. Panorama Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. All shares issued by the fund are owned by MassMutual and certain affiliates.

74. The DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series of shares issued by the fund.

75. Saar Holdings CDO, Limited, a Cayman Islands corporation that operates as a collateralized debt obligation fund investing in high yield debt securities of primarily U.S. issuers including, to a limited extent, convertible high yield bonds. MMHC Investment Inc. holds 40% of the mandatorily redeemable preferred shares of this issuer. Such preferred shares are treated as equity for tax purposes. Registrant is the collateral mananger of Saar Holdings CDO, Limited.

76. Enhanced Mortgage-Backed Securities Fund Limited, a special purpose company incorporated with limited liability in the Cayman Islands investing primarily in residential and commercial mortgage backed securities and through the application of various portfolio optimization techniques. Massachusetts Mutual Life Insurance Company is the Investment Manager and Valuation Agent and holds all of the Class B notes and 48% of the Class C Certificates and at least 25% of the aggregate principal amount of Class C Certificates directly or through a wholly owned affiliate.

MassMutual acts as the investment adviser of the following investment companies, and as such may be deemed to control them.

1. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual and certain of its affiliates.

2. MassMutual Corporate Investors, A Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as Investment Adviser to the Trust.

3. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

4. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds approximately 2.52%, MMHC Investment Inc. holds approximately 34.87%, and HYP Management, Inc. holds approximately 3.82% for an approximate total of 41.21% of the ownership interest in this company.

5. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company, all of the shares of which are owned by MassMutual.

6. MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the Trust.

7. MassMutual/Darby CBO, LLC, a Delaware limited liability Company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual owns 1.79%, MMHC Investment, Inc. owns 44.91% and MassMutual High Yield Partners LLC owns 2.39% of the ownership interest in this company.

8. Somers CDO, Limited, a Cayman Islands corporation that operates as a fund investing in high yield debt securities of primarily U.S. issues. MMHC Investment Inc., holds 38.10% of the subordinated notes of this issue which are treated as equity for tax purposes. Registrant is the collateral manager of Somers CDO, Limited.

Item 25: Indemnification

Article VIII of Registrant's Agreement and Declaration of Trust provides for the indemnification of Registrant's Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 (the "1940 Act") set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the 1940 Act or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual's directors' and officers' liability insurance program, which covers Registrant's Trustees and officers, consist of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability from shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage. For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

MassMutual's present insurance coverage has an overall limit of $75 million annually ($15 million of which is underwritten by Continental Casualty Company, $20 million of which is underwritten by Executive Risk Indemnity, Inc., $25 million of which is underwritten by Federal Insurance Co.("Chubb"), and $15 million of which is underwritten by Sargasso Mutual Insurance Company). There is a deductible of $200,000 per claim under the corporate coverage. There is no deductible for individual trustees or officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of the Investment Adviser

a. The Investment Adviser

MassMutual is the investment adviser for the Registrant. MassMutual is a mutual life insurance company organized as a Massachusetts corporation, which was originally chartered in 1851. As a mutual life insurance company, MassMutual has no shareholders. MassMutual's primary business is ordinary life insurance. It also provides, directly or through its subsidiaries, a wide range of annuity and disability products, and pension and pension-related products and services, as well as investment services to individuals, and corporations and other institutions, in all 50 states of the United States and the District of Columbia. MassMutual is also licensed to transact business in Puerto Rico, and six provinces of Canada, but has no export sales. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual. MassMutual's principal lines of business are (i) the Individual Protection business and Individual Accumulation business, which provides life insurance including variable and universal life insurance, annuities and disability income insurance to individuals and small businesses; (ii) Retirement Services, which provides group pension investment products and administrative services, primarily to sponsors of tax qualified retirement plans; and (iii) MassMutual Investment Management Group, which provides advisory services for MassMutual's general investment account and separate investment accounts, as well as for various closed-end and open-end investment companies and external institutional clients, through its own staff and those of OppenheimerFunds Inc. and David L. Babson and Company Incorporated, in which MassMutual indirectly owns a controlling interest.

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past two years are listed below.

Directors

ROGER G. ACKERMAN, Director, Chairman, Human Resources Committee and Member, Board Affairs Committee

      Chairman and Chief Executive Officer (since 1996), Corning Incorporated (manufacturer of specialty materials, communication equipment and consumer products), One Riverfront Plaza, Corning, New York; Director, Dow Corning Corporation (producer of silicone products), 2200 West Salzburg Road, Midland, Michigan; The Pittson Company (mining and marketing of coal for electric utility and steel industries), One Pickwick Plaza, Greenwich, Connecticut.

JAMES R. BIRLE, Director and Member, Auditing and Investment Committees

      Chairman (since 1997), President (1994-1997) and Founder (since 1994), Resolute Partners, LLC (private merchant bank), 2 Soundview Drive, Greenwich, Connecticut; Director (since 1996), IKON Office Solutions (diversified office products and technology solutions), 825 Duportail Road, Valley Forge, Pennsylvania; Director, Drexel Industries, Inc., Connecticut Health and Education Facilities Authority, and Transparency International; Trustee, Villanova University.

GENE CHAO, Director, Chairman, Auditing Committee and Member, Dividend Policy Committee

      Chairman, President and Chief Executive Officer, Computer Projections, Inc. (computer graphics), 733 S.W. Vista Avenue, Portland, Oregon; Director (since 1996), Monowave Corporation, 2171 Boyer Avenue East, Seattle, Washington; Vice Chairman (since 1997), National Captioning Institute, 1900 Gallows Road, Vienna, Virginia.

PATRICIA DIAZ DENNIS, Director and Member, Auditing and Human Resources
Committees

      Senior Vice President-Regulatory & Public Affairs, SBC Communications Inc. (telecommunications), 175 East Houston, San Antonio, Texas; Director, (since
1997) Citadel Communications Corp.; Trustee, Tomas Rivera Policy Institute, and Radio and Television News Directors Foundation; Director: National Public Radio, Reading Is Fundamental, and Foundation for Women's Resources, Universidad Autonoma de Mexico (UNAM) Foundation, Bexar County Woman's Bar Association; Trustee (1995-1997), Federal Communications Bar Association Foundation;.

ANTHONY DOWNS, Director and Member, Auditing and Investment Committees

      Senior Fellow, The Brookings Institution (non-profit policy research center), 1775 Massachusetts Avenue, N.W., Washington, D.C.; Director (since
1998), Counselors of Real Estate, 430 N. Michigan Avenue, Chicago, Illinois;
Director: The Pittway Corporation (publications and security equipment), 200 South Wacker Drive, Suite 700, Chicago, Illinois; National Housing Partnerships Foundation (non-profit organization to own and manage rental housing), 1225 Eye Street, N.W., Washington, D.C.; Bedford Property Investors, Inc. (real estate investment trust), 3658 Mt. Diablo Boulevard, Lafayette, California; General Growth Properties, Inc. (real estate investment trust), 215 Keo Way, Des Moines, Iowa; NAACP Legal and Educational Defense Fund, Inc. (civil rights organization), 99 Hudson Street, New York, New York; Trustee; Urban Institute (public policy research organization), 2100 M Street, N.W., Washington, D.C. and Urban Land Institute (educational and research organization), 625 Indiana Avenue, N.W., Washington, D.C.

JAMES L. DUNLAP, Director, Chairman, Dividend Policy Committee and Member, Auditing Committee

      Vice Chairman (since 1998), President and Chief Operating Officer (since 1996-1998), Ocean Energy, Inc. (formerly United Meridian Corporation) (oil exploration), 1201 Louisiana, Houston, Texas.

WILLIAM B. ELLIS, Director and Member, Dividend Policy and Investment Committees

      Senior Fellow (since 1995), Yale University School of Forestry and Environmental Studies, New Haven, Connecticut;Director, The Hartford Steam Boiler Inspection and Insurance Company (property and casualty insurer), One State Street, Hartford, Connecticut; Director (since 1996), Advest Group, Inc. (financial services holding company), 280 Trumbull Street, Hartford, Connecticut; Director (since 1995), Catalytica Combustion Systems, Inc.; Director, The National Museum of National History of the Smithsonian Institution, Washington, D.C.

ROBERT M. FUREK, Director and Member, Dividend Policy and Auditing Committees

      Partner (since 1997),Resolute Partners LLC (private merchant bank), 1 State Street, Suite 2310, Hartford, CT.; Director, The Dexter Corporation (producer of specialty chemicals and papers), One Elm Street, Windsor Locks, Connecticut; Corporator, The Bushnel Memorial, Hartford, Connecticut; Trustee, Colby College, Mayflower Hill Drive, Waterville, Maine.

CHARLES K. GIFFORD, Director and Member, Investment and Board Affairs Committees

      Chairman and Chief Executive Officer (since 1995) of Bank Boston, N.A., and Chairman (since 1998), Chief Executive Officer (since 1995) BankBoston Corporation, 100 Federal Street, Boston, Massachusetts; Director, Member of Audit and Compensation Committees, Boston Edison Co. (public utility electric company), 800 Boylston Street, Boston, Massachusetts.

WILLIAM N. GRIGGS, Director and Member, Human Resources and Investment
Committees

      Managing Director, Griggs & Santow Inc. (financial consultants), 75 Wall Street, New York, New York; Director (1990-1997), T/SF Communications, Inc. (diversified publishing and communications company), Tulsa, Oklahoma.

GEORGE B. HARVEY, Director and Member, Board Affairs and Dividend Policy Committees

      Retired; Director; Merrill Lynch & Co., Inc. (financial services holding company), 250 Vesey Street, World Financial Center, North Tower, New York, New York; The McGraw-Hill Companies, Inc. (multimedia publishing and information services), 1221 Avenue of the Americas, New York, New York; Stamford Hospital, Stamford, Connecticut; Pfizer, Inc. (pharmaceutical and health-care products), 235 East 42nd Street, New York, New York; Director (1994-1997), The Catalyst; Member, Board of Overseers, Wharton School of Finance, University of Pennsylvania.

BARBARA B. HAUPTFUHRER, Director and Member, Board Affairs and Investment Committees

      Retired; Director, Chairman of Retirement Benefits Committee and Pension Fund Investment Review - USA and Canada and Member, Audit, Finance and Executive Committees, The Great Atlantic & Pacific Tea Company, Inc. (operator of retail food stores), 2 Paragon Drive, Montvale, New Jersey; Director, Chairman of Nominating Committee and Member, Compensation Committee, Knight-Ridder, Inc. (publisher of daily newspapers and operator of cable television and business information systems), One Herald Plaza, Miami, Florida; Director and Member, Compensation Committee, Raytheon Company (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Director and Member, Executive Committee and Independent Directors Committees, IKON Office Solutions (diversified office products and technology solutions), 825 Duportail Road, Valley Forge, Pennsylvania.

SHELDON B. LUBAR, Director and Member, Human Resources and Investment Committee

      Chairman, Lubar & Co. Incorporated (investment management and advisory company); Chairman and Director (1986-1999), The Christiana Companies, Inc. (real estate development), C2 Inc., (1999), 700 N. Water Street, Suite 1200, Milwaukee, Wisconsin; Director; SLX Energy, Inc. (oil and gas exploration); Member, Advisory Committee, Venture Capital Fund, L.P. (principal offices, 700 North Water Street, Milwaukee, Wisconsin) Director, Firstar Corporation (bank holding company), 777 East Wisconsin Avenue, Milwaukee, Wisconsin; Director (1982-1997), Grey Wolf Drilling Co. (contract oil and gas drilling), 2000 Post Oak Boulevard, Houston, Texas; Director, Marshall Erdman and Associates, Inc. (design, engineering, and construction firm), 5117 University Avenue, Madison, Wisconsin; MGIC Investment Corporation (investment company), MGIC Plaza, 111 E. Kilbourn Avenue, Milwaukee, Wisconsin; Ameritech, Inc. (regional holding company for telephone companies), 30 South Wacker Drive, Chicago, Illinois; EVI, Inc., 5 Post Oak Park, Houston, Texas; Director (since 1997), Jefferies & Co., (financial services), 11100 Santa Monica Boulevard, Los Angeles, California; Director (1984-1998), Firstar Bank, 777 East Wisconsin Avenue, Milwaukee, Wisconsin.

WILLIAM B. MARX, JR., Director and Member, Dividend Policy and Board Affairs Committees

      Retired; Senior Executive Vice President (1996), Lucent Technologies, Inc. (public telecommunications systems and software), 600 Mountain Road, Murray Hill, New Jersey; Executive Vice President and Chief Executive Officer, Multimedia Products Group (1994-1995), AT&T (global communications and network computing company), 295 North Maple Avenue, Basking Ridge, New Jersey; Director (since 1996), California Microwave, Inc., Redwood City, California; Member, National Board of Directors, Junior Achievement, Colorado Springs, Colorado; Member (since 1996), Advisory Council, Graduate School of Business, Stanford University, Stanford, California.

JOHN F. MAYPOLE, Director and Member, Board Affairs and Human Resources
Committees

      Managing Partner, Peach State Real Estate Holding Company (real estate investment company), P.O. Box 1223, Toccoa, Georgia; Consultant to institutional investors; Co-owner of family businesses (including Maypole Chevrolet-Geo, Inc. and South Georgia Car Rentals, Inc.); Director (1996-1998), Coating Technologies International; Director, Chairman, Audit Committee and Executive Committee, Bell Atlantic Corporation (telecommunications), 1717 Arch Street, Philadelphia, Pennsylvania; Director (since 1996), TCX International, Inc.; Chairman (1997), Director (1992-1997), Briggs Industries, Inc. (plumbing fixtures), 4350 W. Cypress Street, Tampa, Florida; Director (1989-1997), Blodgett Corporation; Director, Chairman, Compensation Committee and Member, Audit Committee, Dan River, Inc. (textile manufacturer), 2291 Memorial Drive, Danville, Virginia; Director, Davies, Turner & Company; Director (1987-1996), Igloo Corporation (portable coolers), 1001 W. Sam Houston Parkway North, Houston, Texas; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ROBERT J. O'CONNELL, Director, Member, Board Affairs Committee and Dividend Policy Committee, Chairman Investment Committee

      President and Chief Executive Officer of MassMutual Life Insurance Company; Director, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment advisory subsidiary of MassMutual Holding Trust I), One Financial Plaza, Suite 1700, Hartford, Connecticut; DLB Acquisition Corporation (holding company for investment advisers), MassMutual Holding MSC, Inc., Trustee, MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Co.), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Co.), Director, MassMutual International, Inc., (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual), MassMutual Benefits Management, Inc., Life Office Management Association, MassMutual Institutional Funds and MML Series Investment Fund (open end investment companies); Director, President and Chief Executive Officer (1991-1998), AIG Life

Insurance Company, American International Life Assurance of New York, Delaware American Life Insurance Co., Pacific Union Assurance Company; Director (1991-1998) AIG Life Insurance Company of Puerto Rico; Senior Vice President (1991-1998), Life Insurance of American International Group, Inc., American Life Insurance Company, DE; Senior Vice President, Group Management Division (1991-1998) of American International Group, Inc.

THOMAS B. WHEELER, Chairman, Investment Committee and Member and Board Affairs Committees

      Chairman (1999), Chief Executive Officer (1988-1998), and President (1987-1996) of MassMutual; Director (1996-1999), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Chairman and Chief Executive Officer, DLB Acquisition Corporation (holding company for investment advisers); Chairman and Director, Oppenheimer Acquisition Corp. (holding company for investment advisers), (principal offices, 1295 State Street, Springfield, Massachusetts); Director, BankBoston, N.A. and BankBoston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; Member, Executive Committee, Massachusetts Capital Resources Company, 545 Boylston Street, Boston, Massachusetts; Director, Textron, Inc. (diversified manufacturing company), 40 Westminster Street, Providence, Rhode Island.

ALFRED M. ZEIEN, Director, Chairman, Board Affairs Committee and Member Human Resources Committee

      Chairman and Chief Executive Officer, The Gillette Company (manufacturer of personal care products), Prudential Tower Building, Boston, Massachusetts;
Director: Polaroid Corporation (manufacturer of photographic products), 549 Technology Square, Cambridge, Massachusetts; BankBoston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; and Raytheon Corporation (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Trustee (1984-1997), University Hospital of Boston, Massachusetts; Trustee, Marine Biology Laboratory and Woods Hole Oceanographic Institute, Woods Hole, Massachusetts.

Executive Vice Presidents

LAWRENCE V. BURKETT, JR., Executive Vice President and General Counsel

      Executive Vice President and General Counsel of MassMutual; President, Chief Executive Officer and Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Director (since 1996):
MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); G.R. Phelps, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); CM Advantage Inc.(wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual) (principal offices, 1295 State Street, Springfield, Massachusetts); Chairman and Director (since 1996), MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); Director (since 1997), MML Securities Corporation (a wholly-owned subsidiary of MML Investors Services, Inc. that is a "Massachusetts Securities Corporation") (principal offices, 1414 Main Street, Springfield, Massachusetts); Director, Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; Chairman (since 1997), Vice President (since 1996) and Director, Sargasso Mutual Insurance Co., Ltd., Victoria Hall, Victoria Street, Hamilton, Bermuda; Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland; Director, MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets) (principal offices, 41 Cedar Avenue, Hamilton, Bermuda).

PETER J. DABOUL, Executive Vice President

      Executive Vice President (since 1997), Senior Vice President (1990-1997) of MassMutual, 1295 State Street, Springfield, Massachusetts.

JOHN B. DAVIES, Executive Vice President

      Executive Vice President of MassMutual; Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director: Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; and Life Underwriter Training Council, 7625 Wisconsin Avenue, Bethesda, Maryland.

DANIEL J. FITZGERALD, Executive Vice President

      Executive Vice President (since 1994), Corporate Financial Operations (1994-1997) of MassMutual; Director (since 1996), President and Chief Executive Officer (since 1997) MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies) (principal offices, 1295 State Street, Springfield, Massachusetts); Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland.

JAMES E. MILLER, Executive Vice President

      Executive Vice President (since 1997) of MassMutual, 1295 State Street, Springfield, Massachusetts; Senior Vice President (1996-1997), UniCare Life & Health Insurance Company, Springfield, Massachusetts.

JOHN V. MURPHY, Executive Vice President

      Executive Vice President (since 1997) of MassMutual, 1295 State Street, Springfield, Massachusetts; President and Chief Executive Officer (1999), MML Bay State Life Insurance Company; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation); Senior Vice President and Director (1995-1997), Potomac Babson Incorporated (investment advisory subsidiary of David L. Babson and Company Incorporated), New York, New York; Director and Senior Vice President (1995-1997), DLB Acquisition Corporation (holding company for investment advisers); Director (1997-1999), Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company); Trustee (1997-1999), MassMutual Institutional Funds (open-end investment company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director (1989-1998), Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp), 730 Hancock Street, Quincy, Massachusetts.

STUART H. REESE, Chief Investment Officer and Executive Vice President

      Chief Investment Officer and Executive Vice President (since 1999) of MassMutual; President (since 1994) and Director (since 1999), MML Series Investment Fund and MassMutual Institutional Fund (open end investment companies); President (since 1995) of MassMutual Corporate Investors and MassMutual Participation Investors (closed end investment companies); Director (since 1993), MML Pension Insurance Company, MML Bay State, MML Bay State Life Insurance Company (wholly owned insurance company subsidiary of MassMutual), MassMutual Corporate Value Partners (since 1994),(high yield bond fund); Advisory Board Member, Kirtland Capital Partners (since 1995); Director (since
1996), MassMutual High Yield Partners (high yield bond fund), CM Assurance Company, CM Benefit Insurance Company, CM Life Insurance Company (wholly owned insurance company subsidiaries of MassMutual), CM International, Inc. (issuer of collateralized mortgage obligation securities), Antares Capital Corporation (finance company), Charter Oak Capital Management, Inc. (manager of institutional investment portfolio), and State House I Corporation.

JOSEPH M. ZUBRETSKY, Executive Vice President and Chief Financial Officer

      Executive Vice President and Chief Financial Officer (since 1997) of MassMutual, 1295 State Street, Springfield, Massachusetts; Chief Financial Officer (1996-1997), Healthsource, Hooksett, New Hampshire; Director (since
1997): Antares Capital Corporation Corp. (finance company), Chicago, Illinois; DLB Acquisition Corporation (holding company for investment adviser); Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company); MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); MassMutual Holding MSC, Inc. (wholly-owned holding company subsidiary of MassMutual Holding Company); MassMutual International, Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Trustee (since
1997), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts).

b. The Investment Sub-Advisers

The directors and executive officers of David L. Babson and Company Incorporated, their positions and their other business affiliations and business experience for the past two years are as follows:

Directors and Executive Officers

JAMES W. MACALLEN, President, Chief Executive Officer, Chief Investment Officer and Director

      Chairman and Chief Executive Officer (since 1998), Director and Chief Investment Officer (since 1996) David L. Babson and Company Inc. (investment advisory), One Memorial Drive, Cambridge, Massachusetts; Senior Vice President (1996-1997), Concert Capital Management, Inc. (investment advisory); Senior Vice-President(since 1996) Potomac Babson Incorporated (investment advisory) 1290 Avenue of the Americas, New York, New York.

EDWARD L. MARTIN, Director and Executive Vice President

      Director (since 1990), Executive Vice President (since 1995), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; Director and Senior Vice President (since 1996), Potomac Babson Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York.

PETER C. SCHLIEMANN, Director and Executive Vice President

      Executive Vice President (since 1992), and Director (since 1982), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; Director (1996-1997), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts.

FRANK L. TARANTINO, Senior Vice President, Clerk and Chief Operating Officer

      Senior Vice President, Clerk and Chief Operating Officer (since 1997), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; President (1993-1997), Liberty Securities Corporation (broker-dealer), 600 Atlantic Avenue, Boston, Massachusetts.

JONATHAN B. TREAT, Director and Senior Vice President

      Director and Senior Vice President (since 1992), Portfolio Manager (since
1988), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts.

ROLAND W. WHITRIDGE, Director and Senior Vice President

      Director (since 1990) and Senior Vice President (since 1992), Portfolio Manager (since 1974) David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts.

DEANNE B. DUPONT, Treasurer and Vice-President

      Treasurer (since 1996), Vice-President (since 1995) David L. Babson and Company, Inc. (investment advisory), One Memorial Drive, Cambridge, Massachusetts.

JOHN E. DEITELBAUM, Vice President and General Counsel

      Vice President and General Counsel (since 1998), David L. Babson and Company, Inc. (investment advisory), One Memorial Drive, Cambridge, Massachusetts; Counsel, 1996-1998), Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts (life insurance company)

HarbourView is the investment sub-adviser for the International Equity Fund of the Registrant. HarbourView is a wholly-owned subsidiary of OppenheimerFunds, Inc. and was incorporated in the State of New York on April 17, 1986. The directors and executive officers of HarbourView, their positions and their other business affiliations and business experience for the past two years are as follows:

BRIDGET A. MACASKILL, President, Chief Executive Officer and Director

      President, Chief Executive Officer and a Director of OppenheimerFunds, Inc. ("OFI"), President and a Director of HarbourView Asset Management Corporation ("HarbourView"); Chairman and Director of Shareholder Services Inc. ("SSI") and Shareholder Financial Services, Inc. ("SFSI"); President and a Director of Oppenheimer Acquisition Corp. ("OAC"), the parent of OFI, and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of OFI; a Director of Oppenheimer Real Asset Management, Inc.; and a Director of Hillsdown Holding plc (a U.K. food company).

ANDREW J. DONOHUE, Executive Vice President, General Counsel and Director

      Executive Vice President, General Counsel and a Director of OFI, OppenheimerFunds Distributor, Inc. (a broker-dealer subsidiary of OFI), SSI, SFSI, Oppenheimer Partnership Holdings, Inc., HarbourView and MultiSource Services, Inc. (a broker-dealer subsidiary of OFI); President and a Director of Centennial Asset Management Corporation; President and a Director of Oppenheimer Real Asset Management, Inc.; General Counsel and Secretary of OAC; and an officer of the Oppenheimer Funds.

ROBERT C. DOLL, JR. Executive Vice President, Chief Investment Officer and Director

      Executive Vice President, Chief Investment Officer and a Director of OFI; Executive Vice President of HarbourView; Vice President and a Director of OAC; and an officer of various Oppenheimer Funds.

O. LEONARD DARLING, Chief Executive Officer and Senior Managing Director

      Chief Executive Office and Senior Managing Director of HarbourView Asset Management Corporation; Executive Vice-President of Oppenheimer Funds, Inc.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

      MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has four series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund, MFS Intermediate Income Fund and MFS Charter Income Fund), MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS

International Opportunities Fund, MFS International Strategic Growth Fund and MFS International Value Fund), MFS Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund), MFS Series Trust VII (which has two series: MFS Global Governments Fund and MFS Capital Opportunities Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS Global Growth Fund), MFS Series Trust IX (which has five series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Intermediate Investment Grade Bond
Fund), MFS Series Trust X (which has seven series: MFS Government Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

      MFS also serves as investment adviser of the following open-end Funds: MFS Institutional Trust ("MFSIT") (which has ten series) and MFS Variable Insurance Trust ("MVI") (which has thirteen series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

      In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

      Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

      Vertex Investment Management, Inc., a Delaware corporation and a wholly-owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of theaforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

      MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds known as the MFS Funds after January 1999 (which will have 11 portfolios as of January 1999):
U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, Charter Income Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund and European Corporate Bond Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

      MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS

Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

      MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

      MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

      MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

      MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

      MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

      MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

      MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

      Massachusetts Investment Management Co., Ltd. (MIMCO), a wholly-owned subsidiary of MFS, is a corporation incorporated in Japan. MIMCO, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

      MIMCO

      Jeffrey L. Shames, Arnold D. Scott and Mamoru Ogata are Directors, Shaun Moran is the Representative Director, Joseph W. Dello Russo is the Statutory Auditor, Robert DiBella is the President and Thomas B. Hastings is the Assistant Statutory Auditor.

      MFS

      The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Kevin R. Parke, Thomas J. Cashman, Jr., Joseph W. Dello Russo, William
W. Scott, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President and Chief Investment Officer, Mr. Arnold Scott is a Senior Executive Vice President and Secretary, Mr. William Scott, Mr. Cashman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Parke is also Chief Equity Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

               Massachusetts Investors Trust
               Massachusetts Investors Growth Stock Fund
               MFS Growth Opportunities Fund
               MFS Government Securities Fund
               MFS Series Trust I
               MFS Series Trust V
               MFS Series Trust VI
               MFS Series Trust X
               MFS Government Limited Maturity Fund

      Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

      MFS Series Trust II

      Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS Government Markets Income Trust
            MFS Intermediate Income Trust

      Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

      MFS Series Trust III

      James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS Series Trust IV
            MFS Series Trust IX

      Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

      MFS Series Trust VII

      Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

      MFS Series Trust VIII

      Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

      MFS Municipal Series Trust

      Robert A. Dennis is Vice President, Geoffrey L. Schechter, Vice President of MFS, is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS Variable Insurance Trust

            MFS Series Trust XI
            MFS Institutional Trust

      Jeffrey L. Shames is the President and Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS Municipal Income Trust

      Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS Multimarket Income Trust
            MFS Charter Income Trust

      Leslie J. Nanberg and James T. Swanson are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen
M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS Special Value Trust

      Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            MFS/Sun Life Series Trust

      John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

            Money Market Variable Account
            High Yield Variable Account
            Capital Appreciation Variable Account
            Government Securities Variable Account
            Total Return Variable Account
            World Governments Variable Account
            Managed Sectors Variable Account

      John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

      MIL Funds

      Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

      MFS Meridian Funds

      Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

      Vertex

      Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John F. Brennan, Jr., and John D. Laupheimer are Senior Vice Presidents, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the

Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

      MIL

      Peter D. Laird is President and a Director, Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

      MIL-UK

      Peter D. Laird is President and a Director, Thomas J. Cashman, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

      MFSI - Australia

      Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John
A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

      MFS Holdings - Australia

      Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas
J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

      MFD

      Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

      MFSC

      Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

      MFSI

      Thomas J. Cashman, Jr., Jeffrey L. Shames, and Arnold D. Scott are Directors, Joseph J. Trainor is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

      RSI

      Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

      In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

Donald A. Stewart: President and a Director, Sun Life Assurance Company of Canada, Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada (Mr.

Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

John D. McNeil: Chairman, Sun Life Assurance Company of Canada, Sun Life Centre, 150 King Street West, Toronto, Ontario, Canada (Mr. McNeil is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

Joseph W. Dello Russo: Director of Mutual Fund Operations, The Boston Company, Exchange Place, Boston, Massachusetts (until August, 1994)

MILLER ANDERSON & SHERRED ("MAS")

MAS is a Pennsylvania limited liability partnership founded in 1969. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors.

The directors and executive officers of MAS, their positions and their other business affiliations and business experience are as follows:

Richard Brown Worley

Portfolio Manager, Executive Committee Member, MAS: Managing Director, Morgan Stanley & Co. Incorporated; Portfolio Manager, Morgan Stanley Dean Witter Investment Management, Inc., Registered Representative, MAS Fund Distribution, Inc.,

Thomas Leonard Bennett

Portfolio Manager, Executive Committee Member Director, MAS; Director, Morgan Stanley Universal Funds; Managing Director, Morgan Stanley & Co. Incorporated ; Portfolio Manger, Morgan Stanley Dean Witter Investment Management, Inc.; Chairman, MAS Funds; Director, MAS Fund Distribution, Inc.

Gilbert Schlarbaum

Portfolio Manager, Executive Committee Member, MAS: Managing Director, Morgan Stanley & Co. Incorporated; Portfolio Manger, Morgan Stanley Dean Witter Investment Management, Inc.; Director, MAS Fund Distribution, Inc.

Robert J. Marcin

Portfolio Manager, Executive Committee Member, MAS: Portfolio Manager, Morgan Stanley Asset Management, Inc.; Managing Director, Morgan Stanley & Co. Incorporated; Registered Representative, MAS Fund Distribution, Inc.

Marna C. Whittington

Executive Committee Member, MAS; Managing Director, Morgan Stanley & Co. Incorporated; CEO, MAS Fund Distribution, Inc.; Director, Rohn Has.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JPMIM")

JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated. JPMIM manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

To the knowledge of the Registrant, none of the directors, or executive officers of JPMIM, is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated, which owns all the outstanding stock of JPMIM.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY (WRIMCO)

Waddell & Reed Investment Management Company is a sub-adviser of the Registrant under the terms of a sub-advisory agreement whereby it provides investment management services to the Registrant. Waddell & Reed Investment

Management Company is not engaged in any business other than the provision of investment management services.

Each director and executive officer of Waddell & Reed Investment Management Company has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of Waddell & Reed Investment Management Company or its affiliates, except as to persons who are directors and/or officers of certain registered investment companies for which Waddell & Reed Investment Management Company acts as investment adviser, except for Mr. Ronald K. Richey, and except as otherwise noted. Mr. Richey is Chairman of the Executive Committee of Torchmark Corporation, the parent company of Waddell & Reed, Inc. Mr. Richey's address is 2001 Third Avenue South, Birmingham, Alabama 35233. The address of the others is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

For purposes of this section, the term "Fund Complex" includes each of the registered investment companies in the United Group of Mutual Funds, Waddell & Reed Funds, Inc. and Target/United Funds, Inc.

Michael L. Avery

      Vice President of four funds in the Fund Complex; Senior Vice President of WRIMCO; formerly, Vice President of Waddell & Reed Asset Management Company.

Daniel P. Becker

      Vice President of one fund in the Fund Complex; Vice President of WRIMCO; formerly Vice President of Waddell & Reed Asset Management Company.

James C. Cusser

      Vice President of three funds in the Fund Complex; Vice President of WRIMCO.

Diane C. Dercher

      Vice President of WRIMCO.

Cynthia P. Prince-Fox

      Vice President of two funds in the Fund Complex; Vice President of WRIMCO; formerly Vice President of Waddell & Reed Asset Management Company.

Abel Garcia

      Vice President of three funds in the Fund Complex; Senior Vice President of WRIMCO; formerly, Vice President of Waddell & Reed Asset Management Company.

Robert L. Hechler

      President and Principal Financial Officer of each of the funds in the Fund Complex; Vice President, Chief Operations Officer, Director and Treasurer of Waddell & Reed Financial Services, Inc.; Executive Vice President, Principal Financial Officer, Director and Treasurer of WRIMCO; President, Chief Executive Officer, Principal Financial Officer, Director and Treasurer of Waddell & Reed, Inc.; President, Director and Treasurer of Waddell & Reed Services Company; President, Treasurer and Director of Waddell & Reed Distributors, Inc.; Executive Vice President, Chief Operations Officer and Director of Waddell & Reed Financial, Inc. Formerly, Director and Treasurer of Waddell & Reed Asset Management Company.

Henry J. Herrmann

      Vice President of funds in the Fund Complex; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO; President, Chief Investment Officer, Treasurer and Director of Waddell & Reed Financial, Inc. Formerly,

President, Chief Executive Officer, Chief Investment Officer and Director of Waddell & Reed Asset Management Company.

John M. Holliday

      Vice President of nine funds in the Fund Complex; Senior Vice President of WRIMCO; formerly, Senior Vice President of Waddell & Reed Asset Management Company.

Charles W. Hooper, Jr.

      Vice President of one fund in the Fund Complex; Vice President of WRIMCO; formerly Vice President of Waddell & Reed Asset Management Company.

Theodore W. Howard

      Vice President, Treasurer and Principal Accounting Officer of the funds in the Fund Complex; Vice President of Waddell & Reed Services Company.

Antonio Intagliata

      Vice President of one fund in the Fund Complex; Senior Vice President of WRIMCO.

Helge K. Lee

      Vice President, Secretary and General Counsel of each of the funds in the Fund Complex; Vice President, Secretary, General Counsel and Director of Waddell & Reed Financial Services, Inc.; Senior Vice President, Secretary and General Counsel of WRIMCO and Waddell & Reed, Inc.; Senior Vice President, Secretary, General Counsel and Director of Waddell & Reed Services Company; Vice President, Secretary and General Counsel of Waddell & Reed Distributors, Inc.; Secretary and General Counsel of Waddell & Reed Financial, Inc.

Thomas A. Mengel

      Vice President of three funds in the Fund Complex; Vice President of WRIMCO.

William M. Nelson

      Vice President of one fund in the Fund Complex; Vice President of WRIMCO.

Louise D. Rieke

      Vice President of three funds in the Fund Complex; Senior Vice President of WRIMCO; formerly, Vice President of Waddell & Reed Asset Management Company.

Philip J. Sanders

      Vice President of one fund in the Fund Complex; Vice President of WRIMCO.

Grant P. Sarris

      Vice President of two funds in the Fund Complex and Vice President of WRIMCO.

Mark G. Seferovich

      Vice President of two funds in the Fund Complex; Senior Vice President of WRIMCO; formerly Vice President of Waddell & Reed Asset Management Company.

Zachary H. Shafran

      Vice President of two funds in the Fund Complex; Vice President of WRIMCO.

W. Patrick Sterner

      Vice President of two funds in the Fund Complex; Vice President of WRIMCO; formerly, Vice President of Waddell & Reed Asset Management Company.

Mira Stevovich

      Vice President of two funds in the Fund Complex; Vice President of WRIMCO.

John E. Sundeen, Jr.

      Senior Vice President of WRIMCO; formerly Vice President of Waddell & Reed Asset Management Company.

Russell E. Thompson

      Vice President of three funds in the Fund Complex; Senior Vice President of WRIMCO; formerly, Senior Vice President of Waddell & Reed Asset Management Company.

Keith A. Tucker

      Chairman of the Board of the funds in the Fund Complex; President, Chairman of the Board, Chief Executive Officer and Director of Waddell & reed Financial Services, Inc.; Chairman of the Board and Director of Waddell & Reed, Inc.; Chairman of the Board and Director of WRIMCO; Chairman of the Board and Director of Waddell & Reed Services Company; Chief Executive Officer, Principal Financial Officer, Chairman of the Board and Director of Waddell & Reed Financial, Inc.

Daniel J. Vrabac

      Vice President of three funds in the Fund Complex; Vice President of WRIMCO; formerly, Vice President of Waddell & Reed Asset Management Company.

James D. Wineland

      Vice President of three funds in the Fund Complex; Senior Vice President of WRIMCO; formerly, Vice President of Waddell & Reed Asset Management Company.

The address of each person is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 unless a different address is given.

Item 27: Principal Underwriters

      (a) Not Applicable

      (b) The following are names and positions of Officers and Member Representatives of MML Distributors, LLC:

KENNETH M. RICKSON

      Member Representative, G.R. Phelps & Co., Inc., President (5/1/96), CEO (12/22/97), Main OSJ Supervisor (12/22/97), One Monarch Place 1414 Main Street Springfield, MA 01144-1013.

MARGARET SPERRY

      Member Representative, Massachusetts Mutual Life Insurance Co.(5/1/96), 1295 State Street, Springfield, MA 01111.

RONALD E. THOMSON

      Vice President (5/1/96), One Monarch Place 1414 Main Street Springfield, MA 01144-1013.

JOHN E. FORREST

      Vice President (12/22/97), One Monarch Place 1414 Main Street Springfield, MA 01144-1013.

MICHAEL L. KERLEY

      Vice President, Assistant Secretary, One Monarch Place 1414 Main Street, Springfield MA 01144-1013

JAMES T. BAGLEY

      Treasurer (12/22/97), One Monarch Place 1414 Main Street, Springfield MA 01144-1013.

BRUCE C. FRISBIE

      Assistant Treasurer, 1295 State Street, Springfield MA 01111-0001.

RAYMOND W. ANDERSON

      Assistant Treasurer, 140 Garden Street, Hartford CT 06154.

ANN F. LOMELI

      Secretary, 1295 State Street, Springfield MA 01111-0001.

MARILYN A. SPONZO

      Chief Legal Officer (12/22/97), Assistant Secretary (4/9/98), One Monarch Place 1414 Main Street, Springfield MA 01144-1013.

ROBERT ROSENTHAL

      Compliance Officer (12/22/97), One Monarch Place 1414 Main Street, Springfield MA 01144.

KATHLEEN M. DANSEREAU

      Registration Manager, 1414 Main Street, Springfield MA 01144.

RUTH HOWE

      Director of Continuing Education (4/9/98), 1414 Main Street, Springfield MA 01144.

PETER CUOZZO

      Variable Life Supervisor and Hartford OSJ Supervisor (4/9/98), 140 Garden Street Hartford, CT 06154.

MAUREEN R. FORD

      Variable Annuity Supervisor (4/9/98), 140 Garden Street, Hartford CT
06154.

ANNE MELISSA DOWLING

      Large Corporate Marketing Supervisor, 140 Garden Street, Hartford CT
06154.

c)    Not Applicable

Item 28: Location of Accounts and Records

      Each account, book or other document required to be maintained by Registrant pursuant to Section 31 (a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

     (Declaration of Trust and Bylaws)
     MassMutual Institutional Funds
     1295 State Street
     Springfield, Massachusetts 01111

     (With respect to its services as Adviser)
     Massachusetts Mutual Life Insurance Company
     1295 State Street
     Springfield, Massachusetts 01111

     (With respect to its services as Sub-Adviser)
     David L. Babson and Company Inc.
     One Memorial Drive
     Cambridge, Massachusetts 02142

     (With respect to its services as Sub-Adviser)
     HarbourView Asset Management Corporation
     Two World Trade Center
     New York, New York 10048

     (With respect to its services as Sub-Adviser)
     Massachusetts Financial Services Company
     500 Boylston Street
     Boston, Massachusetts 02116

     (With respect to its services as Sub-Adviser)
     Miller Anderson, Sherrerd
     100 Front Street #100
     West Conshohocken, Pennsylvania 19428

     (With respect to its services as Sub-Adviser)
     J. P. Morgan Investment Management Inc.
     522 Fifth Avenue
     New York, New York 10036

     (With respect to its services as Sub-Adviser)
     Waddell & Reed Investment Management Company
     6300 Lamar Avenue
     Overland Park, Kansas 66202-4200

     (With respect to its services as Distributor)
     MML Investor Services, Inc.
     1414 Main Street
     Springfield, Massachusetts 01144

     (With respect to its services as Sub-Administrator,
      Transfer Agent and Custodian)
     Investors Bank & Trust Company
     200 Clarendon Street
     Boston, Massachusetts 02116

     (With respect to their services as counsel)
     Ropes & Gray
     One International Place
     Boston, Massachusetts 02110

Item 29: Management Services

      Not Applicable.

Item 30: Undertakings

      (a) The Registrant hereby undertakes to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Securities Act of 1933, as amended, but only where it is requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities.

      (b) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post effective to the Registration Statement to be signed on it behalf by the undersigned, thereto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts on the 28TH day of April, 1999. The Registrant certifies that this Post Effective Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

                         MASSMUTUAL INSTITUTIONAL FUNDS

                                          By: /s/ Stuart H. Reese
                                              -------------------------------
                                              Stuart H. Reese
                                              President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

Signature                                       Title

/s/ Richard G. Dooley*                          Chairman &
----------------------------------              Trustee
Richard G. Dooley

/s/ Stephen L. Kuhn*                            Trustee
----------------------------------
Ronald J. Abdow

/s/ Stephen L. Kuhn*                            Trustee
----------------------------------
Richard H. Ayers

/s/ Stephen L. Kuhn*                            Trustee
----------------------------------
Mary E. Boland

/s/ Stephen L. Kuhn*                            Trustee
----------------------------------
David E.A. Carson

/s/ Stephen L. Kuhn*                            Trustee
----------------------------------
Richard W. Greene

/s/ Stephen L. Kuhn*                            Trustee
----------------------------------
Beverly C. L. Hamilton

/s/ Stephen L. Kuhn*                            Trustee
----------------------------------
F. William Marshall, Jr.

/s/ Stephen L. Kuhn*                            Trustee
----------------------------------
Charles J. McCarthy

/s/ Stephen L. Kuhn*                            Trustee
----------------------------------
John H. Southworth

/s/ Michael D. Hays                             Chief Financial Officer
----------------------------------
Michael D. Hays

/s/ Mark B. Ackerman                            Treasurer
----------------------------------
Mark B. Ackerman

/s/ Stephen L. Kuhn*
----------------------------------
* Stephen L. Kuhn, as Attorney-in-fact pursuant to Powers of Attorney granted on or about August 5, 1994, April 18, 1996, and April 21, 1997.

                                INDEX TO EXHIBITS

EXHIBIT NO.                   TITLE of EXHIBIT
-----------                   ----------------

  D(1) Copy of specimen Investment Management Agreement for certain of the Funds.

  D(5) Copy of Investment Sub-Advisory Agreement between MassMutual and Massachusetts Financial Services Company ("MFS").

  D(6) Copy of Investment Sub-Advisory Agreement between MassMutual and Miller Anderson & Sherrerd, LLP ("MAS").

  D(7) Copy of Investment Sub-Advisory Agreement between MassMutual and J.P. Morgan Investment Management Inc. ("J.P. Morgan").

  D(8) Copy of Investment Sub-Advisory Agreement between MassMutual and Waddell & Reed Investment Management Company ("Waddell & Reed").

  E(1) Copy of General Distributors Agreement between the Trust and MML Distributors, LLC.

G(2) Schedule 1 to the to Custodian Agreement dated May 3, 1999 between the Trust and IBT.

G(3) Specimen Administrative and Shareholder Services Agreement between each of Registrant's series and MassMutual.

G(4) Appendix A to the Amended and Restated Transfer Agency Agreement among the Trust, MassMutual and IBT.

H Copy of specimen Class L Shareholder Services Agreement between each of Registrant's series and MassMutual.

I(2) Opinion and Consent of Counsel, Ropes & Gray, with respect to the Growth Equity Fund, Mid Cap Growth Equity Fund, Small Cap Growth Equity Fund and Diversified Bond Fund.

J(2)                          Consent of PricewaterhouseCoopers LLP, Independent
                              Accounts

J(3)                          Consent of Deloitte & Touche, LLP, Independent
                              Auditors

J(6)                          Power of Attorney for Michael D. Hays, Chief
                              Financial Officer.

M(2)                          Copy of Class A Rule 12b-1 Plans for the following
                              Funds: Growth Equity, Mid Cap Growth Equity, Small Cap Growth Equity and Diversified Bond Fund.

M(4) Copy of Class Y Rule 12b-1 Plans for the following Funds: Growth Equity, Mid Cap Growth Equity, Small Cap Growth Equity and Diversified Bond Fund.

M(5)                          Copy of Class L 12b-1 Plans for all Funds.

O                             Amended and Restated Rule 18f-3 Plan.

27                            Financial Data Schedules.